UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC	27626-0575
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Item 1.	Reports to Stockholders.

BB&T FUNDS

LETTER FROM THE PRESIDENT AND THE INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to provide you this semiannual report covering the six-month period ended March 31, 2006.

The past six months were marked by a series of world events that have impacted U.S. financial markets. The lingering effects of the devastating hurricanes, rising cost of energy and the political and social unrest in the Middle East serve to illustrate how quickly incidents of enormous consequence can emerge and dominate not only the news, but also the financial markets. In addition, these events demonstrate how, through this period of rapid change, sensible, active portfolio management could produce positive results.

In equity markets, steady economic growth, relatively contained inflation, historically low long-term interest rates, and reasonable large-capitalization valuation levels all contributed to a favorable backdrop over the past six months. We believe the large and growing U.S. trade deficit combined with a shrinking short-term interest rate differential for the U.S. relative to the rest of the developed world should eventually put downward pressure on the dollar. Additionally, with healthy balance sheets and strong free-cash-flow, U.S. corporations have the flexibility to take shareholder-friendly actions such as raising dividends, repurchasing shares and make positive acquisitions.

On the fixed-income side, we continue to believe that the slower growth scenario will eventually play out as higher energy prices, lower home affordability and tighter monetary policy weigh on the economy. However, we do recognize that our time table is shifting toward the latter portion of our time horizon (6 to 12 months). We continue to have concerns that strong employment may continue to strengthen the economy, but a bet against slower growth is a bet against the Federal Reserve Board (the “Fed”), which raised the short-term interest rate to 4.75% after the 15th consecutive rate increase in March. We believe the Fed may raise rates to 5.25% in June as insurance tightening and then pause. This will allow them to gauge whether the economy is slowing as they anticipate. The Fed stated “economic growth has rebounded strongly in the current quarter but appears likely to moderate to a more currently sustainable pace” in the March statement release.

In the meantime, our equity managers are maintaining a strong bias toward high-quality stocks, based on an overall strategy that is modestly defensive in nature. Our fixed-income managers have positioned their funds to have greater exposure to interest-rate movements, and are redistributing assets more evenly across the yield curve.

We are focused on providing outstanding shareholder service, as well as active portfolio management. We welcome the opportunity to answer any questions or concerns you might have about the BB&T Funds. At any time, please feel free to speak with your investment professional, or call us at 1-800-228-1872.

Keith F. Karlawish, CFA
President BB&T Funds

Jeffrey J. Schappe, CFA
Chief Investment Officer BB&T Asset Management, Inc.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. BB&T Asset Management, Inc., a wholly owned subsidiary of BB&T Corporation, serves as investment adviser to the BB&T Funds and is paid a fee for its services. Shares of the BB&T Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds are distributed by BB&T Funds Distributor, Inc. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

BB&T Funds

Summary of Portfolio Holdings, (unaudited)

The BB&T Funds portfolio composition was as follows at March 31, 2006.

Large Cap Fund	Percent of net assets
Consumer Discretionary	7.9%
Consumer Staples	5.8
Energy	13.4
Financials	31.4
Health Care	9.2
Industrials	6.7
Information Technology	8.6
Materials	5.0
Telecommunication Services	4.5
Utilities	4.6
Short-Term Investments*	26.6

123.7%

Large Cap Growth Fund	Percent of net assets
Consumer Discretionary	9.2%
Consumer Staples	4.3
Energy	7.1
Financials	9.9
Health Care	14.0
Industrials	21.2
Information Technology	25.3
Materials	1.6
Telecommunication Services	6.4
Short-Term Investments*	31.8

130.8%

Mid Cap Value Fund	Percent of net assets
Advertising	2.0%
Computer Software	8.2
Consumer Discretionary	11.6
Energy	4.4
Financials	33.7
Health Care	8.0
Industrials	16.9
Information Technology	5.5
Telecommunication Services	5.7
Short-Term Investments*	28.9

124.9%

Mid Cap Growth Fund	Percent of net assets
Consumer Discretionary	12.0%
Energy	11.7
Exchange Traded Funds	1.0
Financials	14.6
Health Care	12.2
Industrials	15.0
Information Technology	23.7
Materials	3.1
Telecommunication Services	5.5
Short-Term Investments*	52.1

150.9%

Small Cap Fund	Percent of net assets
Consumer Discretionary	12.8%
Consumer Staples	1.3
Corporate Bonds	0.1
Energy	7.1
Exchange Traded Funds	12.4
Financials	14.6
Health Care	4.8
Industrials	17.0
Information Technology	15.6
Materials	4.0
Telecommunication Services	0.6
Utilities	2.1
Short-Term Investments*	33.9

126.3%

International Equity Fund	Percent of net assets
Australia	2.8%
Austria	0.5
Belgium	2.3
Exchange Traded Funds	1.3
Finland	1.7
Forward Foreign Currency Contracts	0.0
France	7.8
Germany	8.2
Great Britain	21.9
Hong Kong	1.7
Ireland	2.4
Italy	2.2
Japan	22.9
Netherlands	8.5
Norway	0.9
Spain	2.9
Singapore	0.1
Sweden	1.9
Switzerland	9.7

99.7%

Special Opportunities Equity Fund	Percent of net assets
Commercial Services	3.9%
Consumer Discretionary	17.7
Energy	15.9
Financials	9.0
Health Care	21.1
Industrials	8.0
Information Technology	10.8
Investment Companies	0.3
Short-Term Investments*	13.2
Written Options	(0.1)

99.8%

BB&T Funds

Summary of Portfolio Holdings, continued (unaudited)

Equity Income Fund	Percent of net assets
Consumer Staples	10.6%
Energy	16.8
Financials	36.6
Health Care	7.2
Industrials	3.7
Information Technology	4.1
Investment Companies	0.5
Materials	3.7
Telecommunication Services	3.4
Utilities	7.5
Short-Term Investments*	5.5
Written Options	(0.0)

99.6%

Short U.S. Government Fund	Percent of net assets
Federal Farm Credit Bank	5.0%
Federal Home Loan Bank	12.8
Federal Home Loan Mortgage Corp. — Mortgage-Backed Securities	13.0
Federal Home Loan Mortgage Corp. — U.S. Government Agencies	17.1
Federal National Mortgage Assoc. — Mortgage-Backed Securities	11.0
Federal National Mortgage Assoc. — U.S. Government Agencies	16.8
U.S. Treasury Notes	23.3
Short-Term Investments*	50.0

149.0%

Intermediate U.S. Government Fund	Percent of net assets
Federal Farm Credit Bank	1.9%
Federal Home Loan Bank	4.3
Federal Home Loan Mortgage Corp. — Mortgage-Backed Securities	23.7
Federal Home Loan Mortgage Corp. — U.S. Government Agencies	8.1
Federal National Mortgage Assoc. — Mortgage-Backed Securities	41.5
Federal National Mortgage Assoc. — U.S. Government Agencies	1.1
Government National Mortgage	1.2
Sovereign	1.3
U.S. Government Backed Securities	4.5
U.S. Treasury Bonds & Notes	11.3
Short-Term Investments*	34.9

133.8%

Total Return Bond Fund	Percent of net assets
Corporate Bonds	43.1%
Federal Home Loan Bank	4.4
Federal Home Loan Mortgage Corp. — Mortgage-Backed Securities	9.2
Federal Home Loan Mortgage Corp. — U.S. Government Agencies	2.4
Federal National Mortgage Assoc. — Mortgage-Backed Securities	14.4
Federal National Mortgage Assoc. — U.S. Government Agencies	2.5
Government National Mortgage Assoc.	11.4
Municipal	6.2
U.S. Treasury Bonds	9.3
U.S. Treasury Notes	6.7
Short-Term Investments*	29.5

139.1%

Kentucky Intermediate Tax-Free Fund	Percent of net assets
Education	15.7%
Facilities Support Services	43.2
Health Care	3.4
Housing	1.9
Investment Company	4.8
Transportation	8.0
Urban and Community Development	8.8
Utilities	13.0

98.8%

Maryland Intermediate Tax-Free Fund	Percent of net assets
Education	19.9%
General Obligations	61.7
Housing	2.3
Investment Companies	5.3
Pollution Control	7.7
Transportation	3.4

100.3%

North Carolina Intermediate Tax-Free Fund	Percent of net assets
Education	13.4%
General Obligations	35.3
Health Care	16.5
Investment Company	1.7
Lease/Purchase	1.4
Transportation	2.3
Utilities	28.2

98.8%

BB&T Funds

Summary of Portfolio Holdings, continued (unaudited)

South Carolina Intermediate Tax-Free Fund	Percent of net assets
Education	45.2%
General Obligations	9.3
Health Care	12.8
Housing	0.5
Investment Company	2.1
Public Improvements	2.5
Utilities	29.2

101.6%

Virginia Intermediate Tax-Free Fund	Percent of net assets
Correctional Facilities	3.0%
Education	15.8
General Obligations	48.8
Health Care	1.3
Investment Company	1.4
Transportation	6.6
Utilities	22.1

99.0%

West Virginia Intermediate Tax-Free Fund	Percent of net assets
Building — Residential/Commercial	4.6%
Economic Development	3.4
Education	16.7
General Obligations	11.8
Health Care	14.9
Housing	3.9
Investment Company	3.1
Pollution Control	6.0
Transportation	16.1
Utilities	20.8

101.3%

Prime Money Market Fund	Percent of net assets
Certificates of Deposit	11.2%
Commercial Paper	26.1
Corporate Bonds	4.7
Variable Rate Notes	34.2
Collateralized Loan Agreements and Repurchase Agreements	24.0

100.2%

U.S. Treasury Money Market Fund	Percent of net assets
Repurchase Agreements	50.1%
U.S. Treasury Bills	34.9
U.S. Treasury Notes	15.2

100.2%

Capital Manager Conservative Growth Fund	Percent of net assets
International Equity	5.9%
Large Cap Equity	26.0
Small Cap Equity	4.7
Mid Cap Equity	3.1
Fixed Income	57.0
Money Market	3.2

99.9%

Capital Manager Moderate Growth Fund	Percent of net assets
International Equity	9.7%
Large Cap Equity	42.4
Mid Cap Equity	7.7
Small Cap Equity	5.0
Fixed Income	32.0
Money Market	3.2

100.0%

Capital Manager Growth Fund	Percent of net assets
International Equity	11.9%
Large Cap Equity	52.2
Mid Cap Equity	9.5
Small Cap Equity	6.2
Fixed Income	17.0
Money Market	4.4

101.2%

Capital Manager Equity Fund	Percent of net assets
International Equity	14.5%
Large Cap Equity	63.2
Mid Cap Equity	11.6
Small Cap Equity	7.5
Money Market	4.4

101.2%

*	Short-Term Investments represents the Repurchase Agreement and the invested cash collateral received in connection with securities lending (see Note 2).

BB&T Funds

Expense Example (unaudited)

As a shareholder of the BB&T Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the BB&T Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 through March 31, 2006.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/05	Ending Account Value 3/31/06	Expenses Paid During Period* 10/1/05 - 3/31/06	Expense Ratio During Period 10/1/05 - 3/31/06
Large Cap Fund
Class A Shares	$1,000.00	$1,075.60	$5.85	1.13%
Class B Shares	1,000.00	1,071.70	9.71	1.88%
Class C Shares	1,000.00	1,071.10	9.71	1.88%
Institutional Shares	1,000.00	1,077.20	4.56	0.88%
Large Cap Growth Fund
Class A Shares	1,000.00	1,034.30	5.73	1.13%
Class B Shares	1,000.00	1,029.50	9.51	1.88%
Class C Shares	1,000.00	1,029.50	9.46	1.87%
Institutional Shares	1,000.00	1,035.00	4.46	0.88%
Mid Cap Value Fund
Class A Shares	1,000.00	1,101.60	5.92	1.13%
Class B Shares	1,000.00	1,097.40	9.83	1.88%
Class C Shares	1,000.00	1,097.40	9.88	1.89%
Institutional Shares	1,000.00	1,103.20	4.61	0.88%
Mid Cap Growth Fund
Class A Shares	1,000.00	1,123.80	5.98	1.13%
Class B Shares	1,000.00	1,119.90	9.94	1.88%
Class C Shares	1,000.00	1,119.90	9.88	1.87%
Institutional Shares	1,000.00	1,125.90	4.66	0.88%
Small Cap Fund
Class A Shares	1,000.00	1,115.20	6.64	1.26%
Class B Shares	1,000.00	1,111.60	10.90	2.07%
Class C Shares	1,000.00	1,111.60	10.48	1.99%
Institutional Shares	1,000.00	1,116.80	5.33	1.01%
International Equity Fund
Class A Shares	1,000.00	1,123.30	7.46	1.41%
Class B Shares	1,000.00	1,119.90	11.42	2.16%
Class C Shares	1,000.00	1,120.20	11.42	2.16%
Institutional Shares	1,000.00	1,124.90	6.15	1.16%
Special Opportunities Equity Fund
Class A Shares	1,000.00	1,033.80	6.49	1.28%
Class B Shares	1,000.00	1,030.40	10.28	2.03%
Class C Shares	1,000.00	1,030.40	10.28	2.03%
Institutional Shares	1,000.00	1,035.60	5.23	1.03%
Equity Income Fund
Class A Shares	1,000.00	1,076.40	6.16	1.19%
Class B Shares	1,000.00	1,072.00	10.02	1.94%
Class C Shares	1,000.00	1,072.10	10.02	1.94%
Institutional Shares	1,000.00	1,077.60	4.87	0.94%
Short U.S. Government Fund
Class A Shares	1,000.00	1,006.90	4.50	0.90%
Institutional Shares	1,000.00	1,008.10	3.20	0.64%
Intermediate U.S. Government Fund
Class A Shares	1,000.00	996.40	4.68	0.94%
Class B Shares	1,000.00	992.70	8.40	1.69%
Class C Shares	1,000.00	993.70	8.40	1.69%
Institutional Shares	1,000.00	997.70	3.44	0.69%

BB&T Funds

Expense Example (unaudited), continued

	Beginning Account Value 10/1/05	Ending Account Value 3/31/06	Expenses Paid During Period* 10/1/05 - 3/31/06	Expense Ratio During Period 10/1/05 - 3/31/06
Total Return Bond Fund
Class A Shares	$1,000.00	$996.60	$4.68	0.94%
Class B Shares	1,000.00	993.90	8.35	1.68%
Class C Shares	1,000.00	992.90	8.35	1.68%
Institutional Shares	1,000.00	998.80	3.39	0.68%
Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,003.60	4.50	0.90%
Institutional Shares	1,000.00	1,005.90	3.25	0.65%
Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,002.40	4.24	0.85%
Institutional Shares	1,000.00	1,003.60	3.00	0.60%
North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,003.40	4.50	0.90%
Institutional Shares	1,000.00	1,004.60	3.25	0.65%
South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,001.90	4.69	0.94%
Institutional Shares	1,000.00	1,003.20	3.45	0.69%
Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,001.70	4.49	0.90%
Institutional Shares	1,000.00	1,003.00	3.25	0.65%
West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,007.20	4.55	0.91%
Institutional Shares	1,000.00	1,008.40	3.30	0.66%
Prime Money Market Fund
Class A Shares	1,000.00	1,016.80	4.93	0.98%
Class B Shares	1,000.00	1,014.30	7.43	1.48%
Class C Shares	1,000.00	1,014.30	7.43	1.48%
Institutional Shares	1,000.00	1,019.40	2.42	0.48%
U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,015.60	4.87	0.97%
Class B Shares	1,000.00	1,013.10	7.38	1.47%
Class C Shares	1,000.00	1,013.10	7.38	1.47%
Institutional Shares	1,000.00	1,018.10	2.36	0.47%
Capital Manager Conservative Growth Fund
Class A Shares	1,000.00	1,029.10	1.72	0.34%
Class B Shares	1,000.00	1,026.30	5.51	1.09%
Class C Shares	1,000.00	1,026.20	5.51	1.09%
Institutional Shares	1,000.00	1,031.20	0.46	0.09%
Capital Manager Moderate Growth Fund
Class A Shares	1,000.00	1,049.20	1.84	0.36%
Class B Shares	1,000.00	1,044.00	5.66	1.11%
Class C Shares	1,000.00	1,043.80	5.66	1.11%
Institutional Shares	1,000.00	1,049.20	0.56	0.11%
Capital Manager Growth Fund
Class A Shares	1,000.00	1,060.70	1.90	0.37%
Class B Shares	1,000.00	1,056.90	5.74	1.12%
Class C Shares	1,000.00	1,056.60	5.74	1.12%
Institutional Shares	1,000.00	1,061.90	0.62	0.12%
Capital Manager Equity Fund
Class A Shares	1,000.00	1,077.50	1.86	0.36%
Class B Shares	1,000.00	1,072.20	5.73	1.11%
Class C Shares	1,000.00	1,071.40	5.73	1.11%
Institutional Shares	1,000.00	1,078.30	0.57	0.11%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

BB&T Funds

Expense Example (unaudited), continued

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each BB&T Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/05	Ending Account Value 3/31/06	Expenses Paid During Period* 10/1/05 - 3/31/06	Expense Ratio During Period 10/1/05 - 3/31/06
Large Cap Fund
Class A Shares	$1,000.00	$1,019.30	$5.69	1.13%
Class B Shares	1,000.00	1,015.56	9.45	1.88%
Class C Shares	1,000.00	1,015.56	9.45	1.88%
Institutional Shares	1,000.00	1,020.54	4.43	0.88%
Large Cap Growth Fund
Class A Shares	1,000.00	1,019.30	5.69	1.13%
Class B Shares	1,000.00	1,015.56	9.45	1.88%
Class C Shares	1,000.00	1,015.61	9.40	1.87%
Institutional Shares	1,000.00	1,020.54	4.43	0.88%
Mid Cap Value Fund
Class A Shares	1,000.00	1,019.30	5.69	1.13%
Class B Shares	1,000.00	1,015.56	9.45	1.88%
Class C Shares	1,000.00	1,015.51	9.50	1.89%
Institutional Shares	1,000.00	1,020.54	4.43	0.88%
Mid Cap Growth Fund
Class A Shares	1,000.00	1,019.30	5.69	1.13%
Class B Shares	1,000.00	1,015.56	9.45	1.88%
Class C Shares	1,000.00	1,015.61	9.40	1.87%
Institutional Shares	1,000.00	1,020.54	4.43	0.88%
Small Cap Fund
Class A Shares	1,000.00	1,018.65	6.34	1.26%
Class B Shares	1,000.00	1,014.61	10.40	2.07%
Class C Shares	1,000.00	1,015.01	10.00	1.99%
Institutional Shares	1,000.00	1,019.90	5.09	1.01%
International Equity Fund
Class A Shares	1,000.00	1,017.90	7.09	1.41%
Class B Shares	1,000.00	1,014.16	10.85	2.16%
Class C Shares	1,000.00	1,014.16	10.85	2.16%
Institutional Shares	1,000.00	1,019.15	5.84	1.16%
Special Opportunities Equity Fund
Class A Shares	1,000.00	1,018.55	6.44	1.28%
Class B Shares	1,000.00	1,014.81	10.20	2.03%
Class C Shares	1,000.00	1,014.81	10.20	2.03%
Institutional Shares	1,000.00	1,019.80	5.19	1.03%
Equity Income Fund
Class A Shares	1,000.00	1,019.00	5.99	1.19%
Class B Shares	1,000.00	1,015.26	9.75	1.94%
Class C Shares	1,000.00	1,015.26	9.75	1.94%
Institutional Shares	1,000.00	1,020.24	4.73	0.94%
Short U.S. Government Fund
Class A Shares	1,000.00	1,020.44	4.53	0.90%
Institutional Shares	1,000.00	1,021.74	3.23	0.64%
Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.24	4.73	0.94%
Class B Shares	1,000.00	1,016.50	8.50	1.69%
Class C Shares	1,000.00	1,016.50	8.50	1.69%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
Total Return Bond Fund
Class A Shares	1,000.00	1,020.24	4.73	0.94%
Class B Shares	1,000.00	1,016.55	8.45	1.68%
Class C Shares	1,000.00	1,016.55	8.45	1.68%
Institutional Shares	1,000.00	1,021.54	3.43	0.68%

BB&T Funds

Expense Example (unaudited), continued

	Beginning Account Value 10/1/05	Ending Account Value 3/31/06	Expenses Paid During Period* 10/1/05 - 3/31/06	Expense Ratio During Period 10/1/05 - 3/31/06
Kentucky Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,020.44	$4.53	0.90%
Institutional Shares	1,000.00	1,021.69	3.28	0.65%
Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.69	4.28	0.85%
Institutional Shares	1,000.00	1,021.94	3.02	0.60%
North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.44	4.53	0.90%
Institutional Shares	1,000.00	1,021.69	3.28	0.65%
South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.24	4.73	0.94%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.44	4.53	0.90%
Institutional Shares	1,000.00	1,021.69	3.28	0.65%
West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.39	4.58	0.91%
Institutional Shares	1,000.00	1,021.64	3.33	0.66%
Prime Money Market Fund
Class A Shares	1,000.00	1,020.04	4.94	0.98%
Class B Shares	1,000.00	1,017.55	7.44	1.48%
Class C Shares	1,000.00	1,017.55	7.44	1.48%
Institutional Shares	1,000.00	1,022.54	2.42	0.48%
U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,020.09	4.89	0.97%
Class B Shares	1,000.00	1,017.60	7.39	1.47%
Class C Shares	1,000.00	1,017.60	7.39	1.47%
Institutional Shares	1,000.00	1,022.59	2.37	0.47%
Capital Manager Conservative Growth Fund
Class A Shares	1,000.00	1,023.24	1.72	0.34%
Class B Shares	1,000.00	1,019.50	5.49	1.09%
Class C Shares	1,000.00	1,019.50	5.49	1.09%
Institutional Shares	1,000.00	1,024.48	0.45	0.09%
Capital Manager Moderate Growth Fund
Class A Shares	1,000.00	1,023.14	1.82	0.36%
Class B Shares	1,000.00	1,019.40	5.59	1.11%
Class C Shares	1,000.00	1,019.40	5.59	1.11%
Institutional Shares	1,000.00	1,024.38	0.56	0.11%
Capital Manager Growth Fund
Class A Shares	1,000.00	1,023.09	1.87	0.37%
Class B Shares	1,000.00	1,019.35	5.64	1.12%
Class C Shares	1,000.00	1,019.35	5.64	1.12%
Institutional Shares	1,000.00	1,024.33	0.61	0.12%
Capital Manager Equity Fund
Class A Shares	1,000.00	1,023.14	1.82	0.36%
Class B Shares	1,000.00	1,019.40	5.59	1.11%
Class C Shares	1,000.00	1,019.40	5.59	1.11%
Institutional Shares	1,000.00	1,024.38	0.56	0.11%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Large Cap Fund (formerly known as Large Company Value Fund)

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks (97.1%)
Consumer Discretionary (7.9%)
Federated Department Stores, Inc. (b)	62,409	$4,555,857
Gannett Co., Inc. (b)	282,000	16,897,440
Mattel, Inc.	434,800	7,882,924
V.F. Corp. (b)	103,250	5,874,925
Walt Disney Co. (The) (b)	650,000	18,128,500
Whirlpool Corp.	28,000	2,561,160

		55,900,806

Consumer Staples (5.8%)
Albertson’s, Inc.	217,720	5,588,872
Altria Group, Inc.	138,590	9,820,487
Kimberly-Clark Corp.	276,500	15,981,701
Sara Lee Corp.	568,010	10,156,019

		41,547,079

Energy (13.4%)
Anadarko Petroleum Corp. (b)	109,500	11,060,595
Apache Corp.	25,000	1,637,750
Burlington Resources, Inc.	70,000	6,433,700
ChevronTexaco Corp. (b)	329,460	19,098,796
ConocoPhillips (b)	319,834	20,197,517
Exxon Mobil Corp. (b)	290,000	17,649,400
Royal Dutch Shell PLC, A Shares, ADR (b)	212,600	13,236,476
Schlumberger Ltd. (b)	48,000	6,075,360

		95,389,594

Financials (31.4%)
Ambac Financial Group, Inc.	93,100	7,410,760
American International Group, Inc.	182,000	12,028,380
Bank of America Corp.	482,600	21,977,605
Bank of New York Co., Inc. (The)	250,000	9,010,000
Citigroup, Inc.	405,666	19,163,662
Equity Residential, REIT (b)	154,000	7,205,660
Fannie Mae	206,000	10,588,400
Franklin Resources, Inc.	5,800	546,592
ING Groep NV, ADR (b)	236,680	9,325,192
J.P. Morgan Chase & Co.	507,772	21,143,626
Lincoln National Corp. (b)	118,600	6,474,374
Merrill Lynch & Co., Inc. (b)	190,000	14,964,400
Northern Trust Corp.	257,718	13,530,195
Old Republic International Corp.	362,500	7,909,750
PNC Financial Services Group, Inc.	197,500	13,293,725
St. Paul Travelers Cos., Inc. (The)	298,500	12,474,315
SunTrust Banks, Inc.	131,000	9,531,560
Washington Mutual, Inc. (b)	318,000	13,553,160
Wells Fargo & Co.	108,800	6,949,056
Willis Group Holdings, Ltd.	203,600	6,975,336

		224,055,748

Health Care (9.2%)
Abbott Laboratories	186,000	7,899,420
Bristol-Myers Squibb Co.	233,080	5,736,099
Cigna Corp.	84,700	11,063,514
HCA, Inc. (b)	155,800	7,134,082
Johnson & Johnson	130,600	7,734,132
Merck & Co., Inc. (b)	308,000	10,850,840

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Health Care, continued
Pfizer, Inc.	310,000	$7,725,200
Wyeth (b)	145,000	7,035,400

		65,178,687

Industrials (6.7%)
CSX Corp.	65,200	3,898,960
Emerson Electric Co. (The)	41,370	3,459,773
General Electric Co.	105,000	3,651,900
Parker-Hannifin Corp.	117,000	9,431,370
Pitney Bowes, Inc. (b)	176,800	7,590,024
Raytheon Co.	247,500	11,345,400
Textron, Inc.	90,000	8,405,100

		47,782,527

Information Technology (8.6%)
Automatic Data Processing, Inc.	142,400	6,504,832
First Data Corp.	152,000	7,116,640
Hewlett-Packard Co.	430,000	14,147,000
IBM Corp.	73,000	6,020,310
Microsoft Corp.	243,000	6,612,030
Nokia Corp., ADR	550,000	11,396,000
Time Warner, Inc. (b)	564,000	9,469,560

		61,266,372

Materials (5.0%)
Air Products & Chemicals, Inc.	129,700	8,714,543
Alcoa, Inc. (b)	252,000	7,701,120
E.I. DuPont de Nemours & Co. (b)	45,600	1,924,776
Phelps Dodge Corp.	44,800	3,607,744
Weyerhaeuser Co. (b)	186,500	13,508,195

		35,456,378

Telecommunication Services (4.5%)
AT&T, Inc.	421,837	11,406,472
BellSouth Corp.	180,000	6,237,000
Verizon Communications, Inc.	427,000	14,543,620

		32,187,092

Utilities (4.6%)
Dominion Resources, Inc., Virginia (b)	99,000	6,833,970
Duke Energy Corp. (b)	242,000	7,054,300
NiSource, Inc. (b)	538,100	10,880,382
SCANA Corp. (b)	87,467	3,432,205
Xcel Energy, Inc.	231,275	4,197,641

		32,398,498

Total Common Stocks (Cost $503,820,836)		691,162,781

Repurchase Agreement (2.8%)
U.S. Bank NA, 4.55%, dated 3/31/06, maturing 4/3/06, with a maturity value of $20,195,875 (Collateralized fully by U.S. Government Agencies)	$20,188,220	20,188,220

Total Repurchase Agreement (Cost $20,188,220)		20,188,220

Continued

Large Cap Fund (formerly known as Large Company Value Fund)

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Securities Held as Collateral for Securities on Loan (23.8%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	$169,698,443	$169,698,443

Total Securities Held as Collateral for Securities on Loan (Cost $169,698,443)		169,698,443

Total Investments (Cost $693,707,499) — 123.7%		881,049,444
Net other assets (liabilities) — (23.7)%		(169,077,650)

Net Assets — 100.0%		$711,971,794

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Large Cap Growth Fund (formerly known as Large Company Growth Fund)

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks (99.0%)
Consumer Discretionary (9.2%)
American Eagle Outfitters, Inc. (b)	128,000	$3,822,080
Chico’s FAS, Inc. (a)(b)	94,000	3,820,160
Coach, Inc. (a)	57,784	1,998,171
eBay, Inc. (a)(b)	149,000	5,819,940
Lowe’s Companies, Inc. (b)	57,000	3,673,080
Nike, Inc., Class B (b)	31,399	2,672,055
Staples, Inc. (b)	225,000	5,742,000
Starbucks Corp. (a)(b)	163,000	6,135,319
Target Corp.	33,059	1,719,399

		35,402,204

Consumer Staples (4.3%)
Archer-Daniels-Midland Co.	137,000	4,610,050
PepsiCo, Inc.	108,776	6,286,165
Procter & Gamble Co.	97,000	5,589,140

		16,485,355

Energy (7.1%)
Anadarko Petroleum Corp. (b)	56,402	5,697,166
Baker Hughes, Inc. (b)	96,179	6,578,643
ConocoPhillips (b)	58,959	3,723,261
Halliburton Co. (b)	35,589	2,598,709
Schlumberger Ltd. (b)	30,500	3,860,385
Valero Energy Corp.	80,000	4,782,400

		27,240,564

Financials (9.9%)
American International Group, Inc.	80,529	5,322,162
Bear Stearns Cos., Inc. (The) (b)	42,000	5,825,400
Chicago Mercantile Exchange Holdings, Inc. (b)	8,960	4,009,600
Franklin Resources, Inc. (b)	38,706	3,647,653
Goldman Sachs Group, Inc. (The) (b)	39,000	6,121,440
Merrill Lynch & Co., Inc.	73,000	5,749,480
Prudential Financial, Inc.	50,000	3,790,500
Schwab (Charles) Corp.	215,000	3,700,150

		38,166,385

Health Care (14.0%)
Aetna, Inc. (b)	75,000	3,685,500
AmerisourceBergen Corp.	81,000	3,909,870
Amgen, Inc. (a)	48,862	3,554,711
Caremark Rx, Inc. (a)(b)	90,277	4,439,823
Fisher Scientific International, Inc. (a)(b)	82,279	5,599,086
Genentech, Inc. (a)(b)	46,000	3,887,460
Genzyme Corp. (a)	31,811	2,138,335
Gilead Sciences, Inc. (a)	64,050	3,985,191
Medco Health Solutions, Inc. (a)	66,796	3,822,067
Medtronic, Inc.	73,000	3,704,750
Novartis AG, ADR (b)	80,900	4,485,096
UnitedHealth Group, Inc.	31,332	1,750,206
Wellpoint, Inc. (a)	46,131	3,571,923
Wyeth	107,500	5,215,900

		53,749,918

Industrials (21.2%)
Boeing Co. (b)	114,824	8,948,234
Caterpillar, Inc. (b)	145,292	10,433,419
Danaher Corp. (b)	82,281	5,228,958

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Industrials, continued
Emerson Electric Co. (The)	68,000	$5,686,840
FedEx Corp.	36,712	4,146,253
General Electric Co.	166,000	5,773,480
Honeywell International, Inc.	91,000	3,892,070
Illinois Tool Works, Inc. (b)	21,131	2,035,127
Joy Global, Inc.	72,000	4,303,440
Monster Worldwide, Inc. (a)(b)	154,000	7,678,440
Precision Castparts Corp.	81,000	4,811,400
Union Pacific Corp.	64,000	5,974,400
United Parcel Service, Inc., Class B (b)	61,934	4,916,321
United Technologies Corp.	128,479	7,447,928

		81,276,310

Information Technology (25.3%)
Agilent Technologies, Inc. (a)	154,000	5,782,700
Apple Computer, Inc. (a)	58,500	3,669,120
Applied Materials, Inc.	90,676	1,587,737
Broadcom Corp., Class A (a)(b)	81,957	3,537,264
Cisco Systems, Inc. (a)	600,999	13,023,648
Comverse Technology, Inc. (a)(b)	154,000	3,623,620
Corning, Inc. (a)	221,000	5,947,110
EMC Corp. (a)	474,061	6,461,451
Google, Inc . (a)	10,500	4,095,000
Hewlett-Packard Co.	171,000	5,625,900
IBM Corp.	46,000	3,793,620
Marvell Technology Group, Ltd. (a)(b)	65,500	3,543,550
Microsoft Corp.	428,000	11,645,880
Motorola, Inc.	250,000	5,727,500
National Semiconductor Corp. (b)	130,622	3,636,516
Oracle Corp. (a)(b)	531,500	7,276,235
Paychex, Inc.	46,500	1,937,190
QUALCOMM, Inc.	119,801	6,063,129

		96,977,170

Materials (1.6%)
Freeport-McMoran Copper & Gold, Inc., Class B (b)	34,985	2,091,053
Phelps Dodge Corp.	50,830	4,093,340

		6,184,393

Telecommunication Services (6.4%)
America Movil SA de CV, Series L, ADR (b)	171,000	5,858,460
American Tower Corp., Class A (a)(b)	126,000	3,820,320
AT&T, Inc.	177,000	4,786,080
NII Holdings, Inc. (a)(b)	112,000	6,604,640
Sprint Nextel Corp.	142,898	3,692,484

		24,761,984

Total Common Stocks (Cost $329,465,833)		380,244,283

Repurchase Agreement (2.2%)
U.S. Bank NA, 4.55%, dated 3/31/06, maturing 4/3/06, with a maturity value of $8,407,094 (Collateralized fully by U.S. Government Agencies)	$8,403,908	8,403,908

Total Repurchase Agreement (Cost $8,403,908)		8,403,908

Continued

Large Cap Growth Fund (formerly known as Large Company Growth Fund)

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Securities Held as Collateral for Securities on Loan (29.6%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	$113,502,460	$113,502,460

Total Securities Held as Collateral for Securities on Loan (Cost $113,502,460)		113,502,460

Total Investments (Cost $451,372,201) — 130.8%		502,150,651
Net other assets (liabilities) — (30.8)%		(118,145,083)

Net Assets — 100.0%		$384,005,568

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Mid Cap Value Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks (96.0%)
Advertising (2.0%)
Interpublic Group of Cos., Inc. (a)(b)	465,900	$4,454,004

Computer Software (8.2%)
BMC Software, Inc. (a)(b)	220,000	4,765,200
Computer Sciences Corp. (a)	125,400	6,965,970
CSG Systems International, Inc. (a)	183,900	4,277,514
Unisys Corp. (a)	347,100	2,391,519

		18,400,203

Consumer Discretionary (11.6%)
Big Lots, Inc. (a)(b)	243,400	3,397,864
Gannett Co., Inc.	88,900	5,326,888
Kohl’s Corp. (a)(b)	146,000	7,739,460
Lexmark International, Inc. (a)(b)	113,500	5,150,630
Speedway Motorsports, Inc.	110,100	4,206,921

		25,821,763

Energy (4.4%)
Alliant Energy Corp.	177,000	5,570,190
Forest Oil Corp. (a)	114,200	4,245,956

		9,816,146

Financials (33.7%)
Aon Corp. (b)	149,550	6,207,821
Assurant, Inc.	74,200	3,654,350
Cincinnati Financial Corp.	157,300	6,617,611
Endurance Specialty Holdings, Ltd.	138,945	4,522,660
Fidelity National Financial, Inc.	122,100	4,338,213
Hudson City Bancorp, Inc.	102,600	1,363,554
Huntington Bancshares, Inc.	127,800	3,083,814
KeyCorp (b)	124,300	4,574,240
Leucadia National Corp. (b)	159,900	9,539,633
MBIA, Inc. (b)	71,400	4,293,282
Mercury General Corp. (b)	117,500	6,450,750
MoneyGram International, Inc.	164,350	5,048,832
Protective Life Corp.	72,200	3,591,228
StanCorp Financial Group, Inc.	96,200	5,205,382
Waddell and Reed Financial, Inc.	196,900	4,548,390
Washington Federal, Inc.	90,600	2,192,520

		75,232,280

Health Care (8.0%)
King Pharmaceuticals, Inc. (a)(b)	198,900	3,431,025
Mylan Laboratories, Inc.	100,000	2,340,000
QLT, Inc. (a)(b)	356,000	2,737,640
STERIS Corp.	133,900	3,304,652
Viad Corp.	85,500	2,930,940

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Health Care, continued
Watson Pharmaceuticals, Inc. (a)(b)	111,800	$3,213,132

		17,957,389

Industrials (16.9%)
Crane Co. (b)	139,900	5,737,299
Delta Pine & Land Co. (b)	177,200	5,344,352
Lear Corp. (b)	179,500	3,182,535
Leggett & Platt, Inc.	318,725	7,767,328
R.H. Donnelley Corp. (a)	125,500	7,307,865
SPX Corp. (b)	62,500	3,338,750
Valspar Corp.	180,800	5,038,896

		37,717,025

Information Technology (5.5%)
Polycom, Inc. (a)	173,000	3,750,640
Serono SA, ADR (b)	207,050	3,604,741
Synopsys, Inc. (a)	218,900	4,892,415

		12,247,796

Telecommunication Services (5.7%)
Clear Channel Communications, Inc.(b)	216,850	6,290,819
Discovery Holding Co., Class A (a)(b)	429,400	6,441,000

		12,731,819

Total Common Stocks (Cost $197,200,083)		214,378,425

Repurchase Agreement (4.6%)
U.S. Bank NA, 4.55%, dated 3/31/06, maturing 4/3/06, with a maturity value of $10,284,720 (Collateralized fully by U.S. Government Agencies)	$10,280,821	10,280,821

Total Repurchase Agreement (Cost $10,280,821)		10,280,821

Securities Held as Collateral for Securities on Loan (24.3%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	54,206,019	54,206,019

Total Securities Held as Collateral for Securities on Loan (Cost $54,206,019)		54,206,019

Total Investments (Cost $261,686,923) — 124.9%		278,865,265
Net other assets (liabilities) — (24.9)%		(55,649,319)

Net Assets — 100.0%		$223,215,946

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Mid Cap Growth Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks (97.8%)
Consumer Discretionary (12.0%)
Abercrombie & Fitch Co., Class A	28,000	$1,632,400
Advance Auto Parts, Inc.	44,550	1,855,062
AnnTaylor Stores Corp. (a)	45,000	1,655,550
Carter’s, Inc. (a)	36,000	2,429,640
Chico’s FAS, Inc. (a)(b)	50,000	2,032,000
Circuit City Stores, Inc. (b)	94,000	2,301,120
Coach, Inc. (a)	56,000	1,936,480
GameStop Corp., Class A (a)(b)	44,000	2,074,160
Harman International Industries, Inc. (b)	14,500	1,611,385
Urban Outfitters, Inc. (a)(b)	85,000	2,085,900

		19,613,697

Energy (11.7%)
Arch Coal, Inc. (b)	24,000	1,822,560
Cameco Corp. (b)	77,000	2,772,000
Cooper Cameron Corp. (a)(b)	50,000	2,204,000
Grant Prideco, Inc. (a)	52,000	2,227,680
Helix Energy Solutions Group, Inc. (a)(b)	48,000	1,819,200
Holly Corp.	28,000	2,075,360
Peabody Energy Corp. (b)	46,000	2,318,860
Rowan Cos., Inc. (b)	41,000	1,802,360
Weatherford International, Ltd. (a)	45,500	2,081,625
XTO Energy, Inc.	1	44

		19,123,689

Financials (14.6%)
Affiliated Managers Group, Inc. (a)(b)	35,000	3,731,350
Bancolombia SA, ADR	58,000	2,024,200
Bear Stearns Cos., Inc. (The)	12,000	1,664,400
Chicago Mercantile Exchange Holdings, Inc. (b)	7,500	3,356,250
Host Marriott Corp. (b)	77,000	1,647,800
Janus Capital Group, Inc. (b)	107,000	2,479,190
Legg Mason, Inc.	21,500	2,694,595
Nasdaq Stock Market, Inc. (a)(b)	50,000	2,002,000
optionsXpress Holdings, Inc.	72,000	2,093,760
TD Ameritrade Holding Corp.	104,500	2,180,915

		23,874,460

Health Care (12.2%)
Aetna, Inc. (b)	47,000	2,309,580
Caremark Rx, Inc. (a)(b)	45,000	2,213,100
Celgene Corp. (a)(b)	98,000	4,333,560
Covance, Inc. (a)	44,000	2,585,000
Genzyme Corp. (a)	20,000	1,344,400
Humana, Inc. (a)(b)	31,000	1,632,150
Omnicare, Inc. (b)	28,000	1,539,720
ResMed, Inc. (a)(b)	57,500	2,528,850
Varian Medical Systems, Inc. (a)(b)	26,500	1,488,240

		19,974,600

Industrials (15.0%)
Gol-Linhas Aereas Inteligentes, ADR (b)	98,000	2,626,400
JLG Industries, Inc. (b)	110,000	3,386,900
Joy Global, Inc.	66,000	3,944,820
Manitowoc Company, Inc. (b)	26,000	2,369,900
Monster Worldwide, Inc. (a)(b)	60,000	2,991,600
Precision Castparts Corp.	48,000	2,851,200
Rockwell Automation, Inc. (b)	34,500	2,480,895
Trinity Industries, Inc. (b)	44,000	2,393,160

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Industrials, continued
UTI Worldwide, Inc.	50,500	$1,595,800

		24,640,675

Information Technology (23.7%)
ADC Telecommunications, Inc. (a)(b)	85,000	2,175,150
Advanced Micro Devices, Inc. (a)(b)	45,000	1,492,200
Amphenol Corp., Class A	43,000	2,243,740
Broadcom Corp., Class A (a)	57,000	2,460,120
CNET Networks, Inc. (a)(b)	116,000	1,648,360
Cognizant Technology Solutions Corp., Class A (a)	44,000	2,617,560
Comverse Technology, Inc. (a)(b)	70,000	1,647,100
F5 Networks, Inc. (a)(b)	41,000	2,972,090
Foundry Networks, Inc. (a)(b)	162,000	2,941,920
Harris Corp. (b)	55,500	2,624,595
Intersil Corp., Class A (b)	117,000	3,383,640
Jabil Circuit, Inc. (a)	71,000	3,043,060
Marvell Technology Group, Ltd. (a)(b)	44,000	2,380,400
MEMC Electronic Materials, Inc. (a)(b)	102,000	3,765,839
PMC-Sierra, Inc. (a)(b)	160,000	1,966,400
SunPower Corp., Class A (a)(b)	41,000	1,564,560

		38,926,734

Materials (3.1%)
Airgas, Inc.	70,000	2,736,300
Phelps Dodge Corp.	10,000	805,300
Titanium Metals Corp. (a)	33,000	1,602,150

		5,143,750

Telecommunication Services (5.5%)
American Tower Corp., Class A (a)(b)	161,000	4,881,520
NII Holdings, Inc. (a)(b)	70,000	4,127,900

		9,009,420

Total Common Stocks (Cost $112,963,094)		160,307,025

Exchange Traded Funds (1.0%)
iShares Russell Midcap Growth Index Fund (b)	16,000	1,617,600

Total Exchange Traded Funds (Cost $1,599,798)		1,617,600

Repurchase Agreement (2.8%)
U.S. Bank NA, 4.55%, dated 3/31/06, maturing 4/3/06, with a maturity value of $4,561,731 (Collateralized fully by U.S. Government Agencies)	$4,560,002	4,560,002

Total Repurchase Agreement (Cost $4,560,002)		4,560,002

Securities Held as Collateral for Securities on Loan (49.3%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	80,855,263	80,855,263

Total Securities Held as Collateral for Securities on Loan (Cost $80,855,263)		80,855,263

Total Investments (Cost $199,978,157) — 150.9%		247,339,890
Net other assets (liabilities) — (50.9)%		(83,431,443)

Net Assets — 100.0%		$163,908,447

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Small Cap Fund (formerly known as Small Company Value Fund)

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks (79.9%)
Consumer Discretionary (12.8%)
bebe stores, inc.	34,705	$639,266
BorgWarner, Inc. (b)	12,220	733,689
CEC Entertainment, Inc. (a)(b)	29,687	998,077
Charlotte Russe Holding, Inc. (a)	38,500	823,900
Deb Shops, Inc.	24,684	733,115
Emmis Communication Corp., Class A (a)	74,300	1,188,800
Hartmarx Corp. (a)	195,000	1,737,451
Kellwood Co. (b)	47,800	1,500,442
Lone Star Steakhouse & Saloon, Inc.	12,200	346,724
M.D.C. Holdings, Inc. (b)	10,310	663,036
Michaels Stores, Inc.	4,554	171,139
Nautilus, Inc. (b)	92,896	1,388,795
Payless ShoeSource, Inc. (a)	7,200	164,808
Polaris Industries, Inc. (b)	18,416	1,004,777
Stanley Furniture Co., Inc.	44,373	1,297,910
Steak n Shake Co. (The) (a)	42,400	894,640
Strattec Security Corp. (a)	12,407	462,657
Talbots, Inc. (The)	19,583	526,195
Thomas Nelson, Inc.	29,400	859,950
Zale Corp. (a)	11,896	333,445

		16,468,816

Consumer Staples (1.3%)
Inter Parfums, Inc. (b)	52,100	1,038,353
Nutraceutical International Corp. (a)	5,080	76,556
Sanderson Farms, Inc. (b)	26,600	595,840

		1,710,749

Energy (7.1%)
Berry Petroleum Co., Class A	7,768	531,720
Cabot Oil & Gas Corp.	7,366	353,052
Energy Partners, Ltd. (a)(b)	75,100	1,770,858
Forest Oil Corp. (a)	25,706	955,749
Mariner Energy, Inc. (a)	8,907	182,683
Newfield Exploration Co. (a)(b)	5,750	240,925
Oceaneering International, Inc. (a)	19,612	1,123,768
Oil States International, Inc. (a)	41,119	1,515,235
Pioneer Drilling Co. (a)	90,700	1,490,201
Teekay Shipping Corp.	26,832	994,662

		9,158,853

Financials (14.6%)
AmerUs Group Co.	18,948	1,141,428
Assured Guaranty, Ltd.	35,800	895,000
BRE Properties, Inc., Class A, REIT (b)	10,270	575,120
CNA Surety Corp. (a)	83,240	1,392,605
Colonial BancGroup, Inc. (b)	40,260	1,006,500
Dime Community Bancshares	77,532	1,114,135
Downey Financial Corp.	5,680	382,264
First State Bancorp	23,324	619,485
FirstFed Financial Corp. (a)(b)	5,649	337,867
Getty Realty Corp.	9,870	287,217
Heritage Property Investment Trust, REIT	13,480	533,673
Hilb, Rogal & Hobbs Co.	23,692	976,584
Hub International, Ltd.	24,676	691,422
InnKeepers USA Trust, REIT	68,492	1,160,939
Investment Technology Group, Inc. (a)	13,710	682,758
Midland Co. (The)	17,542	613,619
NewAlliance Bancshares, Inc.	102,806	1,483,490

	Shares	Fair Value
Common Stocks, continued
Financials, continued
Peoples Bancorp, Inc.	24,834	$745,020
Phoenix Cos., Inc. (The) (b)	76,680	1,249,884
Protective Life Corp.	10,982	546,245
Triad Guaranty, Inc. (a)(b)	25,520	1,196,888
Wintrust Financial Corp.	19,475	1,132,861

		18,765,004

Health Care (4.8%)
Allied Healthcare International, Inc. (a)	87,300	423,405
American Medical Systems Holdings, Inc. (a)	68,700	1,545,750
Greatbatch, Inc. (a)	66,300	1,452,633
Invacare Corp.	8,104	251,710
Owens & Minor, Inc.	13,843	453,635
Pediatrix Medical Group, Inc. (a)	4,684	480,766
Sierra Health Services, Inc. (a)(b)	6,210	252,747
West Pharmaceutical Services, Inc.	38,400	1,333,248

		6,193,894

Industrials (17.0%)
Briggs & Stratton Corp. (b)	50,624	1,790,570
Curtiss-Wright Corp.	21,240	1,406,088
EMCOR Group, Inc. (a)	18,504	918,909
Esterline Technologies Corp. (a)	37,900	1,620,225
Gardner Denver, Inc. (a)	20,240	1,319,648
Genlyte Group, Inc. (a)	15,440	1,052,082
Gorman-Rupp Co.	43,263	1,055,617
Granite Construction, Inc. (b)	23,460	1,142,033
Kaydon Corp. (b)	37,855	1,527,828
LaBarge, Inc. (a)	114,200	1,707,289
Moog, Inc., Class A (a)	37,600	1,334,424
Mueller Industries, Inc. (b)	26,735	954,172
Oshkosh Truck Corp. (b)	17,540	1,091,690
Regal-Beloit Corp. (b)	35,438	1,497,964
Universal Forest Products, Inc.	18,984	1,205,294
Watson Wyatt Worldwide, Inc., Class A (b)	27,300	889,434
Woodward Governor Co.	36,440	1,211,630

		21,724,897

Information Technology (15.6%)
Avocent Corp (a)	51,100	1,621,914
Commscope, Inc. (a)(b)	26,700	762,285
Exar Corp. (a)(b)	129,059	1,842,963
Imation Corp.	50,455	2,165,024
Intersil Corp., Class A (b)	13,630	394,180
Ixia (a)(b)	56,000	798,560
KEMET Corp. (a)(b)	81,588	772,638
Kronos, Inc. (a)	46,000	1,719,940
M-Systems Flash Disk Pioneers Ltd. (a)	24,500	633,570
Perot Systems Corp., Class A (a)	122,600	1,907,656
Richardson Electronics, Ltd.	115,283	1,083,660
Rimage Corp. (a)	35,685	805,767
SBS Technologies, Inc. (a)	40,338	653,476
TNS, Inc. (a)	121,900	2,581,842
Varian Semiconductor Equipment Associates, Inc. (a)	25,500	716,040
ViaSat, Inc. (a)	20,000	573,000
WebSideStory, Inc. (a)(b)	59,000	1,014,210

		20,046,725

Continued

Small Cap Fund (formerly known as Small Company Value Fund)

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks, continued
Materials (4.0%)
Gibraltar Industries, Inc.	41,327	$1,217,493
Glatfelter	54,745	1,003,476
IAMGOLD Corp.	60,000	517,800
Minerals Technologies, Inc. (b)	22,515	1,315,101
Sensient Technologies Corp.	17,600	317,680
Spartech Corp.	32,740	785,760

		5,157,310

Telecommunication Services (0.6%)
j2 Global Communications, Inc. (a)(b)	16,700	784,900

Utilities (2.1%)
AGL Resources, Inc.	16,510	595,186
Empire District Electric Co. (The) (b)	29,760	661,266
Laclede Group, Inc. (The)	14,368	494,548
Nicor, Inc. (b)	9,230	365,139
UIL Holdings Corp.	11,866	621,185

		2,737,324

Total Common Stocks (Cost $81,588,491)		102,748,472

Exchange Traded Funds (12.4%)
iShares Russell 2000 Growth Index Fund (b)	10,600	844,078
iShares Russell 2000 Index Fund (a)(b)	178,400	13,540,560
iShares Small Cap 600 Index Fund (b)	11,600	756,088
iShares Small Cap 600/BARRA Growth Index Fund (b)	5,800	750,868

Total Exchange Traded Funds (Cost $15,024,739)		15,891,594

	Principal Amount	Fair Value
Corporate Bonds (0.1%)
Industrials (0.1%)
Mueller Industries, Inc., 6.00%, 11/1/14	$175,000	$164,500

Total Corporate Bonds (Cost $175,000)		164,500

Repurchase Agreement (8.3%)
U.S. Bank NA, 4.55%, dated 3/31/06, maturing 4/3/06, with a maturity value of $10,701,177 (Collateralized fully by U.S. Government Agencies)	10,697,121	10,697,121

Total Repurchase Agreement (Cost $10,697,121)		10,697,121

Securities Held as Collateral for Securities on Loan (25.6%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	32,946,276	32,946,276

Total Securities Held as Collateral for Securities on Loan (Cost $32,946,276)		32,946,276

Total Investments (Cost $140,431,627) — 126.3%		162,447,963
Net other assets (liabilities) — (26.3)%		(33,797,424)

Net Assets — 100.0%		$128,650,539

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

International Equity Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks (98.4%)
Australia (2.8%)
Banks (0.8%)
National Australia Bank, Ltd.	80,749	$2,178,766

Property & Causulty Insurance (1.3%)
QBE Insurance Group, Ltd.	206,122	3,227,779

Transportation (0.7%)
Qantas Airways, Ltd.	754,646	1,911,959

		7,318,504

Austria (0.5%)
Telecommunications (0.5%)
Telekom Austria AG	50,402	1,187,848

Belgium (2.3%)
Banking & Insurance Services (1.9%)
Fortis	53,027	1,894,166
KBC Groupe SA	29,119	3,126,105

		5,020,271

Chemicals (0.4%)
Solvay SA	9,003	1,039,617

		6,059,888

Finland (1.7%)
Paper & Related Products (1.0%)
UPM — Kymmene, Oyj	112,300	2,653,431

Telecommunications (0.7%)
Nokia, Oyi	84,700	1,752,930

		4,406,361

France (7.8%)
Insurance (1.7%)
Axa	125,671	4,409,883

Oil & Gas (2.3%)
Total SA	23,403	6,173,385

Pharmaceuticals (1.9%)
Sanofi-Aventis SA	52,778	5,020,142

Real Estate (0.4%)
Unibail	5,624	1,015,372

Telecommunications (1.5%)
France Telecom SA	169,500	3,811,896

		20,430,678

Germany (8.2%)
Automobiles & Trucks (0.5%)
Bayerische Motoren Werke AG	25,855	1,425,441

Banking & Finance (1.1%)
Deutsche Postbank AG	40,030	2,905,884

Diversified Products (0.5%)
Siemens AG	14,923	1,391,058

Electric Utilities (1.4%)
E.On AG	34,025	3,745,558

Insurance (0.2%)
Hannover Rueckversicherungs AG	17,466	650,142

Insurance-Multi-Line (2.1%)
Allianz AG	31,340	5,238,208

Manufacturing (0.9%)
Man AG	32,666	2,271,963

	Shares	Fair Value
Common Stocks, continued
Germany, continued
Pharmaceuticals (0.8%)
Schering AG	18,981	$1,972,870

Retail (0.6%)
Metro AG	29,817	1,531,152

Telecommunications (0.1%)
Premiere AG (a)	19,316	344,055

		21,476,331

Great Britain (21.9%)
Advertising/Marketing (0.5%)
WPP Group PLC	102,906	1,234,393

Banks (4.9%)
Barclays PLC	547,640	6,407,399
Royal Bank of Scotland Group PLC	190,587	6,201,262

		12,608,661

Beverages — Wine & Spirits (1.5%)
Diageo PLC	251,301	3,957,410

Building & Construction (0.3%)
Balfour Beatty PLC	101,793	657,824

Distribution/Wholesale (0.9%)
Wolseley PLC	96,841	2,378,799

Diversified Operations/Commercial (0.2%)
Rentokil Initial PLC	212,858	576,851

Electric — Distribution (0.5%)
Scottish & Southern Energy PLC	68,486	1,346,782

Financial Services (0.4%)
Collins Stewart Tullett	88,151	1,114,062

Gas & Electric Utility (0.1%)
Centrica PLC	57,684	282,087

Insurance (1.8%)
Prudential Corp. PLC	410,408	4,759,005

Media (0.2%)
ITV PLC	284,224	588,801

Oil & Gas (2.9%)
BP PLC	637,584	7,321,295

Pharmaceuticals (0.5%)
AstraZeneca PLC	27,316	1,376,145

Research & Development (0.4%)
Taylor Nelson Sofres PLC	265,629	1,165,161

Retail — Apparel (0.5%)
GUS PLC	68,962	1,263,896

Retail — Building (0.7%)
Kingfisher PLC	464,504	1,932,609

Retail — Consumer Electronics (0.4%)
Kesa Electricals PLC	214,073	1,160,287

Retail — Food (1.6%)
Tesco PLC	714,026	4,093,332

Telecommunications (2.7%)
Vodafone Group PLC	3,383,915	7,083,624

Tobacco (0.9%)
Gallaher Group PLC	167,192	2,439,742

		57,340,766

Continued

International Equity Fund

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks, continued
Hong Kong (1.7%)
Manufacturing — Consumer Goods (0.3%)
Yue Yuen Industrial Holdings, Ltd.	254,000	$748,031

Real Estate (0.5%)
Sun Hung Kai Properties, Ltd.	117,000	1,188,261

Retail — Diversified (0.4%)
Esprit Asia Holdings, Ltd.	157,500	1,226,076

Telecommunications (0.5%)
Hutchison Telecommunications (a)	691,000	1,180,032

		4,342,400

Ireland (2.4%)
Banking & Finance (1.6%)
Bank of Ireland	215,874	4,015,153
Depfa Bank PLC	16,651	296,586

		4,311,739

Building & Construction (0.8%)
CRH PLC	56,847	1,983,780

		6,295,519

Italy (2.2%)
Banking & Finance (1.4%)
UniCredito Italiano S.p.A.	516,905	3,736,066

Oil & Gas (0.8%)
Eni S.p.A.	72,205	2,054,276

		5,790,342

Japan (22.9%)
Automobiles & Trucks (4.1%)
Honda Motor Co., Ltd.	39,000	2,415,959
Mitsubishi Corp.	121,300	2,762,441
Nissan Motors Co., Inc.	243,300	2,890,325
Toyota Motor Corp.	54,500	2,977,863

		11,046,588

Banks (3.3%)
Bank of Yokohama, Ltd. (The)	214,000	1,753,025
Sumitomo Mitsui Financial Group, Inc.	320	3,535,011
Sumitomo Trust & Banking Co., Ltd.	174,000	2,013,835
Takefuji Corp.	24,420	1,537,663

		8,839,534

Brewery (0.7%)
Asahi Breweries, Ltd.	122,000	1,731,305

Building — Residential/Commercial (0.5%)
Sekisui House, Ltd.	84,000	1,253,433

Diversified Chemicals (2.1%)
Nitto Denko Corp.	37,400	3,174,933
Shin-Etsu Chemical Co., Ltd.	48,100	2,611,820

		5,786,753

Diversified Financials (0.6%)
Nomura Holdings, Inc.	71,100	1,585,975

Electric Products (1.0%)
Funai Electric Co., Ltd.	10,300	1,018,797
Yokogawa Electric Corp.	93,300	1,660,974

		2,679,771

	Shares	Fair Value
Common Stocks, continued
Japan, continued
Electronic Components (1.3%)
Murata Manufacturing Co., Ltd.	12,400	$839,803
Rohm Co., Ltd.	24,600	2,602,566

		3,442,369

Finance Services (0.5%)
Aiful Corp.	19,100	1,264,352

Industrial (0.7%)
East Japan Railway Co.	244	1,808,022

Insurance (1.0%)
Mitsui Sumitomo Insurance Co., Ltd.	191,000	2,598,496

Manufacturing (0.5%)
NTN Corp.	156,000	1,236,812

Manufacturing-Diversified (0.5%)
NOK Corp.	44,400	1,196,023

Office Equipment (1.3%)
Canon, Inc.	49,700	3,289,964

Oil & Gas (0.6%)
Tokyo Gas Co., Ltd.	372,000	1,627,974

Property & Causulty Insurance (0.5%)
Sompo Japan Insurance, Inc.	86,000	1,247,468

Real Estate (0.7%)
Mitsui Fudosan Co., Ltd.	82,000	1,884,857

Retail (0.7%)
AEON Co., Ltd.	71,300	1,729,788

Retail — Automobile (0.7%)
Bridgestone Corp.	93,000	1,940,134

Telecommunications (1.2%)
KDDI Corp.	157	839,166
NTT DoCoMo, Inc.	1,491	2,204,571

		3,043,737

Tobacco (0.4%)
Japan Tobacco, Inc.	335	1,178,535

		60,411,890

Netherlands (8.5%)
Air Freight & Logistics (1.1%)
TPG NV	79,858	2,764,535

Banking & Finance (3.5%)
ABN AMRO Holding NV	307,294	9,211,858

Electronic Equipment (0.8%)
ASML Holding NV (a)	99,451	2,030,498

Electronics (0.7%)
Koninklijke (Royal) Philips Electronics NV	51,939	1,755,236

Multi-Line Insurance (0.8%)
Aegon NV	119,202	2,205,545

Publishing (0.9%)
Reed Elsevier NV	101,248	1,451,324
VNU NV	31,038	1,009,039

		2,460,363

Telecommunications (0.7%)
Koninklijke (Royal) KPN NV	166,800	1,879,630

		22,307,665

Continued

International Equity Fund

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks, continued
Norway (0.9%)
Telecommunications (0.9%)
Telenor ASA	221,400	$2,382,753

Singapore (0.1%)
Retail (0.1%)
Jardine Cycle & Carriage, Ltd.	45,000	309,192

Spain (2.9%)
Banking & Finance (2.1%)
Banco Santander Central Hispano SA	384,094	5,608,129

Petroleum (0.8%)
Repsol-YPF SA	71,577	2,032,940

		7,641,069

Sweden (1.9%)
Appliances (0.8%)
Electrolux AB, Class B	65,400	1,877,596

Building Materials (0.6%)
Sandvik AB	28,700	1,697,690

Telecommunications (0.5%)
Telefonaktiebolaget LM Ericsson, B Shares	342,000	1,300,364

		4,875,650

Switzerland (9.7%)
Banks (2.8%)
Credit Suisse Group	134,080	7,525,475

Biotechnology (0.5%)
Straumann Holding AG	5,202	1,185,448

	Shares	Fair Value
Common Stocks, continued
Switzerland, continued
Building Materials (0.7%)
Holcim, Ltd.	21,556	$1,716,806

Commercial Services & Supplies (0.5%)
Adecco SA	22,039	1,231,905

Food Products (0.9%)
Nestle SA	8,150	2,420,049

Insurance (1.3%)
Swiss Re	47,960	3,352,379

Pharmaceuticals (3.0%)
Actelion, Ltd. (a)	12,875	1,279,301
Novartis AG	58,748	3,268,035
Roche Holding AG	23,422	3,488,229

		8,035,565

		25,467,627

Total Common Stocks (Cost $193,691,138)		258,044,483

Exchange Traded Funds (1.3%)
United States (1.3%)
iShares MSCI EAFE Index	51,000	3,316,020

Total Exchange Traded Funds (Cost $3,163,020)		3,316,020

Total Investments (Cost $196,854,158) — 99.7%		261,360,503
Net other assets (liabilities) — 0.3%		748,471

Net Assets — 100.0%		$262,108,974

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	05/26/06	£1,485,000	$2,576,534	$2,577,214	$(680)
British Sterling Pound vs. U.S. Dollar	05/26/06	815,000	1,421,882	1,406,295	15,587
British Sterling Pound vs. U.S. Dollar	05/26/06	850,000	1,482,485	1,494,614	(12,129)
British Sterling Pound vs. U.S. Dollar	05/26/06	1,775,000	3,109,045	3,113,976	(4,931)
British Sterling Pound vs. U.S. Dollar	05/26/06	770,000	1,338,106	1,332,987	5,119

Total Short Contracts			$9,928,052	$9,925,086	$2,966

Long
British Sterling Pound vs. U.S. Dollar	05/26/06	£1,480,000	$2,573,454	$2,578,333	$4,879
British Sterling Pound vs. U.S. Dollar	05/26/06	820,000	1,409,867	1,433,322	23,455
British Sterling Pound vs. U.S. Dollar	05/26/06	850,000	1,489,736	1,489,304	(432)

Total Long Contracts			$5,473,057	$5,500,959	$27,902

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Special Opportunities Equity Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks (86.4%)
Commercial Services (3.9%)
WCI Communities, Inc. (a)	272,000	$7,567,040

Consumer Discretionary (17.7%)
Comcast Corp., Class A (a)	272,000	7,115,520
Costco Wholesale Corp.	105,200	5,697,632
News Corp., Class A	428,000	7,109,080
Smithfield Foods, Inc. (a)	271,000	7,951,140
YUM! Brands, Inc.	131,900	6,444,634

		34,318,006

Energy (15.9%)
Apache Corp.	115,000	7,533,650
CONSOL Energy, Inc.	119,900	8,891,784
Pioneer Natural Resources Co.	138,500	6,128,625
Weatherford International, Ltd. (a)	180,000	8,235,000

		30,789,059

Financials (9.0%)
Markel Corp. (a)	14,600	4,930,128
MBIA, Inc.	84,800	5,099,024
Wells Fargo & Co.	117,500	7,504,725

		17,533,877

Health Care (21.1%)
Bard (C.R.), Inc.	95,000	6,441,950
Emdeon Corp. (a)	689,000	7,441,201
Kos Pharmaceuticals, Inc. (a)	146,055	6,977,047
Laboratory Corporation of America Holdings (a)	101,500	5,935,720
Manor Care, Inc.	156,000	6,918,600
MedCath Corp. (a)	362,000	6,921,440

		40,635,958

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Industrials (8.0%)
L-3 Communications Holdings, Inc.	91,000	$7,806,890
PACCAR, Inc.	109,800	7,738,704

		15,545,594

Information Technology (10.8%)
Activision, Inc. (a)	289,366	3,990,357
ATI Technologies, Inc. (a)	274,500	4,715,910
Fair Issac Corp.	121,965	4,832,253
Symantec Corp. (a)	444,000	7,472,520

		21,011,040

Total Common Stocks (Cost $135,696,649)		167,400,574

Investment Companies (0.3%)
Morgan Stanley Quality Municipal Income Trust	35,800	520,532
Van Kampen Trust for Investment Grade Municipals	10,000	147,800

Total Investment Companies (Cost $612,642)		668,332

Repurchase Agreement (13.2%)
U.S. Bank NA, 4.55%, dated 3/31/06, maturing 4/3/06, with a maturity value of $25,637,206 (Collateralized fully by U.S. Government Agencies)	$25,627,489	25,627,489

Total Repurchase Agreement (Cost $25,627,489)		25,627,489

Total Investments (Cost $161,936,780) — 99.9%		193,696,395
Net other assets (liabilities) — 0.1%		137,869

Net Assets — 100.0%		$193,834,264

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Equity Income Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Shares	Fair Value
Common Stocks (93.6%)
Consumer Staples (10.6%)
Altria Group, Inc.	25,500	$1,806,930
Diageo PLC, ADR	40,000	2,537,200
General Mills, Inc.	58,500	2,964,780
Kimberly-Clark Corp.	61,500	3,554,700

		10,863,610

Energy (16.8%)
ChevronTexaco Corp.	69,000	3,999,930
ConocoPhillips	58,000	3,662,700
Kinder Morgan, Inc.	27,000	2,483,730
Natural Resource Partners L.P.	71,970	3,798,577
Petroleo Brasileiro SA, ADR	37,000	3,206,790

		17,151,727

Financials (36.6%)
AllianceBernstein Holding L.P.	53,000	3,511,250
Cincinnati Financial Corp.	43,064	1,811,702
Citigroup, Inc.	73,885	3,490,327
Endurance Specialty Holdings, Ltd.	127,000	4,133,850
Equity Inns, Inc., REIT	223,900	3,627,180
First Industrial Realty Trust, REIT	93,500	3,991,515
Mills Corp. (The), REIT	122,000	3,416,000
North Fork Bancorporation, Inc.	100,000	2,883,000
U.S. Bancorp	99,500	3,034,750
Washington Real Estate Investment Trust, REIT	111,000	4,031,520
Weingarten Realty Investors, REIT	88,000	3,586,000

		37,517,094

Health Care (7.2%)
Abbott Laboratories	70,000	2,972,900
Pfizer, Inc.	176,000	4,385,920

		7,358,820

	Shares or Principal Amount	Fair Value
Common Stocks, continued
Industrials (3.7%)
General Electric Co.	109,000	$3,791,020

Information Technology (4.1%)
Nokia Corp., ADR	201,500	4,175,080

Materials (3.7%)
E.I. DuPont de Nemours & Co.	89,000	3,756,690

Telecommunication Services (3.4%)
AT&T, Inc.	126,800	3,428,672

Utilities (7.5%)
Dominion Resources, Inc., Virginia	56,300	3,886,389
Pinnacle West Capital Corp.	95,500	3,734,050

		7,620,439

Total Common Stocks (Cost $83,848,831)		95,663,152

Investment Companies (0.5%)
Van Kampen Municipal Trust	9,455	137,098
Van Kampen Trust for Investment Grade Municipals	23,400	345,852

Total Investment Companies (Cost $474,362)		482,950

Repurchase Agreement (5.5%)
U.S. Bank NA, 4.55%, dated 3/31/06, maturing 4/3/06, with a maturity value of $5,661,702 (Collateralized fully by U.S. Government Agencies)	$5,659,556	5,659,556

Total Repurchase Agreement (Cost $5,659,556)		5,659,556

Total Investments (Cost $89,982,749) — 99.6%		101,805,658
Net other assets (liabilities) — 0.4%		402,217

Net Assets — 100.0%		$102,207,875

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Short U.S. Government Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Mortgage-Backed Securities (24.0%)
Federal Home Loan Mortgage Corporation (13.0%)
5.00%, 12/1/08, Pool # M80714	$623,266	$619,553
4.50%, 12/1/09, Pool # M80791	3,632,006	3,552,900
4.50%, 1/1/10, Pool # M80792	1,951,326	1,904,442
3.50%, 1/15/10, Pool #2663	372,641	371,376
4.00%, 3/1/10, Pool # M80806	2,865,133	2,757,268
4.50%, 1/15/11, Pool #2782	2,302,162	2,285,159
6.50%, 5/1/13, Pool # E00548	299,496	305,792
2.25%, 4/15/16, Series 2613, Class BM, CMO	25,210	25,158
6.00%, 9/1/16, Pool # E01049	816,144	826,172
5.50%, 7/15/17, Series 2808, Class OK, CMO	4,750,000	4,753,613
6.00%, 4/15/18, Series 2504, Class VB, CMO	419,367	418,731

		17,820,164

Federal National Mortgage Assoc. (11.0%)
3.50%, 3/25/09, Series 2003-92, CMO	729,552	726,475
4.50%, 1/1/10, Pool # 254626	1,589,805	1,552,020
2.00%, 1/25/11, Series 2003-83, Class AP, CMO	190,777	190,163
4.50%, 9/25/12, Series 2002-82, Class XJ, CMO	889,926	886,075
6.50%, 8/1/13, Pool # 251901	682,015	698,101
6.00%, 3/1/16, Pool # 253702	528,136	535,532
6.00%, 4/1/16, Pool # 535846	507,265	514,368
6.50%, 4/1/16, Pool # 253706	846,824	867,083
6.00%, 8/1/16, Pool # 545125	359,732	364,765
5.00%, 11/1/17, Pool # 254510	1,997,823	1,953,147
5.00%, 12/1/17, Pool # 254545	2,139,358	2,091,517
4.50%, 3/1/18, Pool # 555292	3,060,004	2,931,828
2.75%, 6/25/34, Series 2004-W4, Class AI, CMO	1,772,666	1,757,245

		15,068,319

Total Mortgage-Backed Securities (Cost $33,747,873)		32,888,483

U.S. Government Agencies (51.7%)
Federal Farm Credit Bank (5.0%)
3.15%, 9/29/06	2,000,000	1,981,032
3.375%, 7/15/08	5,000,000	4,820,980

		6,802,012

Federal Home Loan Bank (12.8%)
2.875%, 9/15/06	5,000,000	4,951,600
2.50%, 4/5/07	3,000,000	2,923,356
3.625%, 11/14/08 (b)	8,000,000	7,719,968
4.625%, 2/18/11, Series 616	2,000,000	1,956,254

		17,551,178

	Principal Amount	Fair Value
U.S. Government Agencies, continued
Federal Home Loan Mortgage Corporation (17.1%)
4.875%, 3/15/07 (b)	$3,000,000	$2,992,638
3.75%, 8/3/07 (b)	7,000,000	6,877,576
3.30%, 9/14/07	5,000,000	4,875,005
3.25%, 2/25/08 (b)	4,000,000	3,863,944
3.50%, 4/1/08 (b)	5,000,000	4,851,950

		23,461,113

Federal National Mortgage Assoc. (16.8%)
4.75%, 1/2/07 (b)	5,000,000	4,982,975
2.625%, 1/19/07 (b)	4,000,000	3,922,496
3.875%, 5/15/07 (b)	4,000,000	3,945,896
6.625%, 10/15/07 (b)	8,000,000	8,176,768
3.875%, 7/15/08	2,000,000	1,949,446

		22,977,581

Total U.S. Government Agencies (Cost $72,370,700)		70,791,884

U.S. Treasury Notes (23.3%)
3.375%, 2/28/07 (b)	6,000,000	5,920,314
5.50%, 2/15/08	5,000,000	5,060,350
5.625%, 5/15/08 (b)	3,000,000	3,046,992
3.25%, 8/15/08 (b)	7,500,000	7,237,500
3.875%, 1/15/09	1,500,000	1,898,885
4.25%, 10/15/10 (b)	9,000,000	8,789,769

Total U.S. Treasury Notes (Cost $32,647,591)		31,953,810

Repurchase Agreement (1.3%)
U.S. Bank NA, 4.55%, dated 3/31/06, maturing 4/3/06, with a maturity value of $1,837,737 (Collateralized fully by U.S. Government Agencies)	1,837,041	1,837,041

Total Repurchase Agreement (Cost $1,837,041)		1,837,041

Securities Held as Collateral for Securities on Loan (48.7%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	66,686,726	66,686,726

Total Securities Held as Collateral for Securities on Loan (Cost $66,686,726)		66,686,726

Total Investments (Cost $207,289,931) — 149.0%		204,157,944
Net other assets (liabilities) — (49.0)%		(67,137,868)

Net Assets — 100.0%		$137,020,076

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Intermediate U.S. Government Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Mortgage-Backed Securities (66.4%)
Federal Home Loan Mortgage Corporation (23.7%)
6.00%, 9/1/08, Pool # M80700	$251,894	$252,520
5.00%, 11/1/09, Pool # M80779	2,440,104	2,419,303
5.125%, 10/15/15, Series R003, Class AG	32,663,642	32,230,441
6.00%, 9/1/16, Pool # E01049	1,130,046	1,143,931
6.00%, 5/1/17, Pool # E89746	1,380,694	1,397,560
4.50%, 2/1/18, Pool # E94445	8,372,245	8,007,786
4.50%, 8/15/22, Series 2649, Class VJ, CMO	6,049,000	5,458,953
5.50%, 12/15/22, Series 2542, Class DJ, CMO	5,000,000	4,935,881
5.00%, 7/15/23, Series 2638, Class DH, CMO	2,302,000	2,184,755
7.00%, 8/15/23, Series 1644, Class L, CMO	883,781	888,980
5.50%, 2/1/29, Pool # A18613	7,800,752	7,645,822
5.00%, 10/15/32, Series 2553, Class — DJ, CMO	5,000,000	4,649,813
4.50%, 5/1/34, Pool # A21214	9,617,302	8,893,658
5.00%, 5/1/35, Pool # A35079	8,946,263	8,514,183
5.00%, 7/1/35, Pool # A46182	20,363,921	19,380,400

		108,003,986

Federal National Mortgage Assoc. (41.5%)
6.00%, 10/1/08, Pool # 254041	184,214	184,153
6.00%, 2/1/09, Pool # 254243	401,111	400,915
6.50%, 12/1/13, Pool # 555005	326,011	332,676
5.00%, 11/1/17, Pool # 254510	1,997,823	1,953,147
5.00%, 12/1/17, Pool # 254545	2,139,358	2,091,517
5.00%, 1/1/18, Pool # 650205	7,007,695	6,845,852
4.50%, 1/25/18, Series 2002-94, Class HM, CMO	8,000,000	7,424,326
4.50%, 2/1/18, Pool # 683346	3,121,550	2,985,426
4.50%, 3/1/18, Pool # 555292	6,120,007	5,863,657
6.00%, 1/1/23, Pool # 254633	2,592,601	2,608,179
6.00%, 1/1/29, Pool # 252211	654,333	655,941
5.50%, 8/1/32, Pool # 555954	1,645,652	1,626,385
5.50%, 1/1/33, Pool # 678321	2,525,861	2,471,521
5.00%, 7/1/33, Pool # 724965	3,862,368	3,687,420
5.00%, 8/1/33, Pool # 738751	1,924,959	1,837,916
5.00%, 8/1/33, Pool # 724635	1,566,576	1,494,779
5.00%, 10/1/33, Pool # 753298	1,015,786	970,036
5.50%, 1/1/34, Pool # 757571	2,781,835	2,715,767
4.50%, 9/1/34, Pool # 725866	8,886,471	8,196,845
5.50%, 1/1/35, Pool # 807988	11,070,238	10,807,320
5.50%, 3/1/35, Pool # 787561 (b)	26,077,436	25,458,096
5.50%, 5/1/35, Pool # 825530 (b)	18,411,741	17,974,462
5.50%, 6/1/35, Pool # 825533	15,476,764	15,109,191
5.50%, 9/1/35, Pool # 835787	11,467,630	11,195,274
5.50%, 11/1/35, Pool # 843868	14,922,048	14,567,649
6.00%, 11/1/35, Pool # 831087	33,614,244	33,614,243
6.00%, 1/1/36, Pool # 846765	5,992,401	5,992,401

		189,065,094

	Principal Amount	Fair Value
Mortgage-Backed Securities, continued
Government National Mortgage Assoc. (1.2%)
5.50%, 7/15/24, Pool # 631850	$885,800	$878,835
5.50%, 7/16/32, Series 2003-1, Class PE, CMO	5,000,000	4,802,634

		5,681,469

Total Mortgage-Backed Securities (Cost $310,744,271)		302,750,549

U.S. Government Agencies (16.7%)
Federal Farm Credit Bank (1.9%)
4.875%, 12/16/15 (b)	9,000,000	8,771,607

Federal Home Loan Bank (4.3%)
4.875%, 8/16/10 (b)	20,000,000	19,732,800

Federal Home Loan Mortgage Corp. (8.1%)
5.625%, 3/15/11 (b)	12,000,000	12,241,116
5.875%, 3/21/11 (b)	10,000,000	10,230,730
5.00%, 11/13/14, Series MTN, Callable 11/13/06 @ 100 (b)	15,000,000	14,535,750

		37,007,596

Federal National Mortgage Assoc. (1.1%)
5.125%, 1/2/14 (b)	5,000,000	4,893,410

Sovereign (1.3%)
Financing Corp., 8.60%, 9/26/19	500,000	651,275
Tennessee Valley Authority, Series A, 6.79%, 5/23/12	5,000,000	5,408,170

		6,059,445

Total U.S. Government Agencies (Cost $78,199,806)		76,464,858

U.S. Government Backed Securities (4.5%)
Banking & Financial Services (4.5%)
Private Export Funding, 4.97%, 8/15/13	4,350,000	4,265,449
Private Export Funding, 4.55%, 5/15/15	10,000,000	9,498,290
Private Export Funding, 4.95%, 11/15/15	7,000,000	6,861,400

Total U.S. Government Backed Securities (Cost $21,654,891)		20,625,139

U.S. Treasury Bonds & Notes (11.3%)
6.50%, 2/15/10 (b)	25,000,000	26,448,250
4.00%, 2/15/15 (b)	27,000,000	25,302,996

Total U.S. Treasury Bonds & Notes (Cost $52,897,261)		51,751,246

Repurchase Agreement (0.9%)
U.S. Bank NA, 4.55%, dated 3/31/06, maturing 4/3/06, with a maturity value of $3,984,425 (Collateralized fully by U.S. Government Agencies)	3,982,915	3,982,915

Total Repurchase Agreement (Cost $3,982,915)		3,982,915

Continued

Intermediate U.S. Government Fund

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Securities Held as Collateral for Securities on Loan (34.0%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	$155,213,593	$155,213,593

Total Securities Held as Collateral for Securities on Loan (Cost $155,213,593)		155,213,593

Total Investments (Cost $622,692,737) — 133.8%		610,788,300
Net other assets (liabilities) — (33.8)%		(154,143,218)

Net Assets — 100.0%		$456,645,082

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Total Return Bond Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds (43.1%)
Aerospace & Defense (0.4%)
Raytheon Co., 6.15%, 11/1/08	$2,065,000	$2,104,464

Airlines (0.8%)
Southwest Airlines Co., 5.25%, 10/1/14	4,310,000	4,126,252

Auto — Cars/Light Trucks (0.5%)
DaimlerChrysler NA Holdings, 4.875%, 6/15/10	2,730,000	2,631,043

Banking & Financial Services (32.3%)
Accredited Mortgage Loan Trust, Series 2005-4, Class A2B, 4.97%, 12/25/35 (d)*	3,000,000	2,999,974
American Express Credit Account Master Trust, 4.75%, 3/15/11 (d)*	1,750,000	1,748,610
Associates Corp. NA, 6.25%, 11/1/08 (b)	2,627,000	2,686,906
Bank of America Commercial Mortgage, Inc., Series 2004-6, Class A5, 4.81%, 12/10/42	2,693,000	2,554,056
Bank of America Corp., 4.25%, 10/1/10	915,000	873,335
Bank of America Corp., 5.37%, 9/10/45	4,930,000	4,849,957
Boeing Capital Corp., 7.375%, 9/27/10	4,350,000	4,685,881
Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A5, 5.42%, 5/25/33	7,655,000	7,564,563
Chase Issuance Trust, Series 2005-A1, Class A1, 4.76%, 12/15/10 (d)*	4,600,000	4,600,374
CIT Group, Inc., 5.00%, 2/13/14	1,988,000	1,886,841
CIT Group, Inc., Series MTN, 5.16%, 9/20/07*	4,050,000	4,062,960
Countrywide Asset-Backed Certificates, Series 2004-3, Class 3A3, 5.20%, 8/25/34 (d)*	11,510,000	11,537,167
Countrywide Asset-Backed Certificates, Series 2005-4, Class 3AV2, 5.03%, 10/25/35 (d)*	6,038,000	6,036,552
Credit-Based Asset Servicing and Securitization, Series 2005-CB5, Class AF2, 4.83%, 8/25/35	6,000,000	5,884,363
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A2, 3.52%, 1/15/37	5,650,000	5,421,793
First Horizon ABS Trust, Series 2004-HE2, Class A, 5.04%, 2/25/34*	192,669	192,779
Gatx Financial Corp., 5.125%, 4/15/10	5,209,000	5,076,702
GE Capital Commercial Mortgage Corp., Series 2004-C1, Class A2, 3.915%, 11/10/38	8,040,000	7,658,004
General Electric Capital Corp., Series MTNA, 4.99%, 6/22/07*	2,300,000	2,302,392
General Electric Capital Corp., Series MTNA, 4.76%, 7/28/08*	2,095,000	2,098,645
General Motors Acceptance Corp., 6.75%, 12/1/14 (b)	2,853,000	2,568,285
Goldman Sachs Group, Inc., 4.125%, 1/15/08	2,675,000	2,622,418
Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 6/18/12	3,760,000	3,668,767
Lehman Brothers Holdings, Series MTNG, 4.80%, 3/13/14 (b)	7,432,000	7,045,789

	Principal Amount	Fair Value
Corporate Bonds, continued
Banking & Financial Services, continued
Lehman Brothers, Inc., Series MTNG, 4.72%, 4/20/07*	$5,000,000	$5,007,420
MBNA Credit Card Master Note Trust, Series 2003-A3, Class A3, 4.87%, 8/16/10 (d)*	3,240,000	3,247,002
Merrill Lynch & Co., 6.00%, 2/17/09 (b)	4,465,000	4,544,678
Morgan Stanley, 4.25%, 5/15/10	4,667,000	4,447,315
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A2, 5.90%, 10/15/35*	4,968,000	4,996,368
Residential Asset Mortgage Products, Inc., Series 2003-RS4, Class AI6, 4.02%, 3/25/33	6,000,000	5,684,295
Residential Asset Mortgage Products, Inc., Series 2005-RZ4, Class A2, 5.08%, 11/25/35 (d)*	4,330,000	4,331,070
Residential Asset Securities Corp., Series 2005-KS6, Class A2, 4.97%, 7/25/35 (d)*	9,592,000	9,591,911
Structured Asset Investment Loan Trust, Series 2005-11, Class A6, 5.04%, 1/25/36 (d)*	7,950,000	7,954,160
Synovus Financial, 4.875%, 2/15/13	3,300,000	3,158,060
Wachovia Bank Commercial Mortgage Trust, 5.42%, 1/15/45	5,083,000	5,009,478
Wachovia Corp., 4.375%, 6/1/10	2,637,000	2,539,637
Wells Fargo Home Equity Trust, Series 2004-2, Class AI3, 3.97%, 9/25/24	4,572,000	4,463,954

		165,602,461

Information Technology (2.8%)
Electric Data Systems, Series B, 6.50%, 8/1/13*	5,031,000	5,116,230
IBM Corp., 4.96%, 6/28/07*	9,000,000	9,005,544

		14,121,774

Retail (0.5%)
Lowe’s Companies, Inc., 8.25%, 6/1/10	2,118,000	2,342,546

Telecommunications (3.9%)
America Movil SA de CV, 5.75%, 1/15/15 (b)	4,604,000	4,461,235
Motorola, Inc., 7.50%, 5/15/25 (b)	8,580,000	9,826,485
Sprint Capital Corp., 6.875%, 11/15/28	5,835,000	6,020,168

		20,307,888

Utilities (1.9%)
American Electric Power, Series C, 5.375%, 3/15/10	6,680,000	6,623,501
General Electric Co., 5.00%, 2/1/13	3,100,000	3,015,373

		9,638,874

Total Corporate Bonds (Cost $224,971,381)		220,875,302

Mortgage-Backed Securities (35.0%)
Federal Home Loan Mortgage Corp. (9.2%)
6.00%, 10/1/19, Pool # G11679	4,108,211	4,156,959
5.00%, 5/1/20, Pool # B19275	5,309,918	5,176,576
5.50%, 11/1/20, Pool # J02711	2,456,549	2,440,405

Continued

Total Return Bond Fund

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Mortgage-Backed Securities, continued
Federal Home Loan Mortgage Corp., continued
5.50%, 3/1/21, Pool # J01432	$900,001	$894,155
4.50%, 6/1/35, Pool # G01842	3,438,968	3,172,293
5.50%, 6/1/35, Pool # A35148	8,465,686	8,268,139
5.50%, 7/1/35, Pool # A36540	5,160,501	5,040,081
6.00%, 7/1/35, Pool # A36304	2,678,256	2,679,930
5.50%, 8/1/35, Pool # A36652	2,220,657	2,168,838
5.00%, 9/1/35, Pool # A37961	2,701,085	2,570,631
5.50%, 9/1/35, Pool # G08080	1,552,479	1,516,252
5.50%, 12/1/35, Pool # A40359	2,432,992	2,376,219
6.00%, 1/1/36, Pool # A42269	4,668,890	4,671,808
6.00%, 2/1/36, Pool # A42812	1,847,756	1,848,911

		46,981,197

Federal National Mortgage Assoc. (14.4%)
6.00%, 10/1/13, Pool # 252061	261,544	265,096
5.50%, 4/1/18, Pool # 685496	366,773	364,648
4.50%, 6/1/19, Pool # 780349	5,168,246	4,942,869
5.00%, 8/1/20, Pool # 832058	579,894	565,391
5.00%, 8/1/20, Pool # 838787	925,666	902,516
5.50%, 11/1/20, Pool # 843972	2,403,394	2,389,466
6.00%, 9/1/34, Pool # 790912	4,630,378	4,632,327
6.50%, 9/1/34, Pool # 796569	3,726,950	3,802,652
6.50%, 1/1/35, Pool # 809198	2,468,668	2,518,812
6.00%, 2/1/35, Pool # 735269	2,721,268	2,721,268
5.50%, 3/1/35, Pool # 787561 (b)	10,211,346	9,968,827
5.50%, 4/1/35, Pool # 822982	7,684,092	7,511,633
6.00%, 4/1/35, Pool # 735503	805,649	805,649
6.00%, 4/1/35, Pool # 735502	1,651,800	1,651,800
6.00%, 5/1/35, Pool # 821037	7,087,856	7,087,856
7.00%, 6/1/35, Pool # 255820	2,042,492	2,103,555
7.00%, 6/1/35, Pool # 830686	2,453,506	2,526,856
5.00%, 9/1/35, Pool # 757857	2,164,859	2,061,126
5.50%, 10/1/35, Pool # 817568	3,947,766	3,854,608
6.00%, 11/1/35, Pool # 817636	2,314,711	2,314,711
6.00%, 11/1/35, Pool # 843803	2,329,973	2,329,973
5.50%, 2/1/36, Pool # 831295	1,947,883	1,901,917
6.00%, 2/1/36, Pool # 865639	5,473,479	5,473,479
4.40%, 11/25/33, Series 2003-W16, Class AF5	1,000,000	967,421

		73,664,456

Government National Mortgage Assoc. (11.4%)
6.00%, 1/15/33, Pool # 603914 (b)	2,617,341	2,648,258
6.00%, 8/15/34, Pool # 562388 (b)	5,823,516	5,892,770
5.50%, 4/15/35, Pool # 521279	3,094,920	3,065,131
5.00%, 4/15/36 (f)	48,458,000	46,928,568

		58,534,727

Total Mortgage-Backed Securities (Cost $182,610,231)		179,180,380

Municipal Bonds (6.2%)
California (1.7%)
Fresno County Pension Obligation, Series A, 4.20%, 8/15/13, FGIC	5,835,000	5,412,780
San Bernardino County Financing Authority, Pension Obligation Revenue, 6.87%, 8/1/08, MBIA	2,790,000	2,891,193

		8,303,973

	Principal Amount	Fair Value
Municipal Bonds, continued
Illinois (1.0%)
Chicago, Series B, 5.25%, 1/1/12, XLCA	$3,150,000	$3,122,028
Illinois State, 3.75%, 6/1/12	2,200,000	2,018,786

		5,140,814

Mississippi (0.4%)
Mississippi State, 5.30%, 8/1/16, Callable 8/1/13 @ 100	2,255,000	2,217,883

New York (1.6%)
New York State, Series D, 5.20%, 4/15/11	3,200,000	3,186,784
New York State, Series D, 5.21%, 4/15/12	2,720,000	2,702,864
Sales Tax Asset Receivables Corp., Series B, 4.06%, 10/15/10, FGIC	2,500,000	2,373,625

		8,263,273

Oregon (0.8%)
Oregon School Boards Association, 4.76%, 6/30/28, AMBAC	4,795,000	4,327,679

Texas (0.7%)
Brownsville Utility System, Series B, 4.92%, 9/1/14, AMBAC	3,570,000	3,442,765

Total Municipal Bonds (Cost $32,378,774)		31,696,387

U.S. Government Agencies (9.3%)
Federal Home Loan Bank (4.4%)
4.00%, 2/9/07, Series 2, Callable 5/9/06 @ 100*	5,000,000	4,969,705
4.25%, 3/24/08, Callable 6/24/06 @ 100 (b)	4,665,000	4,590,393
4.85%, 8/10/10, Callable 8/10/06 @ 100 (b)	5,970,000	5,850,928
5.875%, 2/15/11, Series FB11 (b)	6,415,000	6,583,003

		21,994,029

Federal Home Loan Mortgage Corp. (2.4%)
Series MTN, 4.00%, 6/1/07, Callable 6/1/06 @ 100*	4,885,000	4,842,627
4.625%, 8/15/08, Callable 8/15/06 @ 100 (b)	4,850,000	4,801,088
4.50%, 6/15/10, Series MTN, Callable 6/15/06 @ 100	2,885,000	2,805,498

		12,449,213

Federal National Mortgage Assoc. (2.5%)
2.53%, 4/7/06	4,800,000	4,798,656
2.125%, 4/15/06	1,000,000	999,030
6.625%, 11/15/10 (b)	6,751,000	7,152,543

		12,950,229

Total U.S. Government Agencies (Cost $47,763,827)		47,393,471

U.S. Treasury Bonds (9.3%)
8.875%, 8/15/17 (b)	20,395,000	27,232,097
7.875%, 2/15/21 (b)	6,276,000	8,101,927
7.25%, 8/15/22 (b)	10,032,000	12,440,463

Total U.S. Treasury Bonds (Cost $49,230,374)		47,774,487

Continued

Total Return Bond Fund

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
U.S. Treasury Notes (6.7%)
3.50%, 2/15/10 (b)	$4,800,000	$4,575,749
4.00%, 4/15/10	7,320,000	7,098,402
4.50%, 2/28/11 (b)	4,893,000	4,821,709
4.00%, 11/15/12	2,405,000	2,289,072
2.00%, 1/15/14 (b)	7,153,000	7,492,184
1.875%, 7/15/15 (b)	5,000,000	4,902,315
4.50%, 11/15/15 (b)	2,991,000	2,902,439

Total U.S. Treasury Notes (Cost $34,472,826)		34,081,870

Repurchase Agreement (1.6%)
U.S. Bank NA, 4.55%, dated 3/31/06, maturing 4/3/06, with a maturity value of $8,032,816 (Collateralized fully by U.S. Government Agencies)	8,029,771	8,029,771

Total Repurchase Agreement (Cost $8,029,771)		8,029,771

Securities Held as Collateral for Securities on Loan (27.9%)
Pool of Various Securities for BB&T Funds — Note 2 — Security Loans	142,805,013	142,805,013

Total Securities Held as Collateral for Securities on Loan (Cost $142,805,013)		142,805,013

Total Investments (Cost $722,262,197) — 139.1%		711,836,681
Net other assets (liabilities) — (39.1)%		(199,939,522)

Net Assets — 100.0%		$511,897,159

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (94.0%)
Kentucky (94.0%)
Education (15.7%)
Allen County, Kentucky, School District, 5.25%, 4/1/10, Callable 4/1/07 @ 102	$455,000	$471,366
Anderson County, Kentucky, School District Financing Corp. School Building Revenue, 4.25%, 12/1/20, Callable 12/1/15 @ 100, FSA	315,000	310,253
Hardin County, Kentucky, School District, 4.00%, 2/1/18	300,000	291,708
Jefferson County, Kentucky, School District, 5.25%, 7/1/11, Callable 1/1/10 @ 101, FSA	250,000	264,895
Jefferson County, Kentucky, School District, 5.50%, 1/1/14, FSA	125,000	137,381
Louisville & Jefferson Counties, Kentucky, 5.00%, 5/15/10	500,000	524,485
Somerset, Kentucky, Independent School District Finance Corporation, 4.00%, 10/1/08	175,000	177,035
University of Kentucky, Series Q, 5.00%, 5/1/10	250,000	261,723

		2,438,846

Facilities Support Services (43.2%)
Kentucky State Property & Buildings Commission, Project No. 69, Series A, 5.50%, 8/1/11, FSA	540,000	584,912
Kentucky State Property & Buildings Commission, Project No. 64, 5.375%, 5/1/13, Callable 11/1/09 @ 100, MBIA	500,000	528,195
Kentucky State Property & Buildings Commission, Project No. 67, 5.625%, 9/1/13, Callable 9/1/10 @ 100	300,000	323,322
Kentucky State Property & Buildings Commission, Project No. 74, 5.375%, 2/1/14, Callable 2/1/12 @ 100, FSA	500,000	540,640
Kentucky State Property & Buildings Commission, Project No. 81, 5.00%, 11/1/16, Callable 11/1/13 @ 100, AMBAC	500,000	529,660
Kentucky State Property & Buildings Commission, Project No. 65, 5.95%, 2/1/17, Callable 2/1/10 @ 100	490,000	529,038
Kentucky State Property & Buildings Commission, Project No. 83, 5.00%, 10/1/18	250,000	269,803
Kentucky State Property & Buildings Commission, Project No. 76, 5.50%, 8/1/21	1,045,000	1,191,006
Kentucky State Property & Buildings Commission Revenue, Project No. 74, 5.15%, 2/1/22, FSA	175,000	187,182
Kentucky State Property & Buildings Commission Revenue, Project No. 79, 5.00%, 10/1/22, Prerefunded 10/1/13 @ 100, FSA	500,000	535,470
Leslie County, Kentucky, Detention Facilities Improvement Project, 4.75%, 12/1/35, Callable 12/1/15 @ 100	750,000	724,492
Louisville, Kentucky, Parking Authority, 7.50%, 7/1/09, Callable 7/1/06 @ 100	350,000	390,576

	Principal Amount	Fair Value
Municipal Bonds, continued
Kentucky, continued
Facilities Support Services, continued
Warren County, Kentucky, Justice Center Expansion Corp. Revenue, First Mortgage of AOC Judicial Facilities, 4.375%, 9/1/24, Callable 9/1/15 @ 100, MBIA	$415,000	$408,028

		6,742,324

Health Care (3.4%)
Kentucky Economic Development Financial Authority, Catholic Health Initiatives, Series A, 5.75%, 12/1/15, Callable 6/1/10 @ 101	500,000	533,375

Housing (1.9%)
Kentucky Area Development District, 5.40%, 6/1/14	220,000	233,446
Kentucky Housing Corporation, Series D, 5.20%, 7/1/07, Callable 7/1/06 @ 102, FHA	65,000	65,900

		299,346

Transportation (8.0%)
Kentucky State Turnpike Authority, Revitalization Projects, 6.50%, 7/1/08, AMBAC	350,000	371,179
Kentucky State Turnpike Authority, Revitalization Projects, Series A, 5.50%, 7/1/12, AMBAC	500,000	544,540
Kentucky State Turnpike Authority, Reviatlization Projects, Series A, 5.50%, 7/1/15, AMBAC	300,000	332,529

		1,248,248

Urban and Community Development (8.8%)
Bell County, Kentucky, Judicial Center Project, 5.40%, 9/1/13, Callable 3/1/11 @ 102	160,000	173,187
Davies County, Kentucky, Court Facilities Project, Series A, 5.60%, 10/1/06	245,000	247,479
Hopkins County, Kentucky, Detention Facilities Project, 5.375%, 2/1/09, ETM, FGIC	350,000	366,122
Jefferson County, Kentucky, Capital Projects, 5.20%, 6/1/08, Callable 6/1/07 @ 102, MBIA	295,000	304,446
Paducah, Kentucky, Public Housing Authority, 5.00%, 10/1/06, U.S. Government Guaranteed	270,000	272,084

		1,363,318

Utilities (13.0%)
Lexington-Fayette Urban County, Kentucky, Sewer Systems, 5.50%, 7/1/11	450,000	486,518
Louisville & Jefferson County, Kentucky, Metropolitan Sewer District, Sewer & Drain System, Series A, 5.00%, 5/15/36, Callable 11/15/11 @ 101, MBIA	725,000	748,635
Louisville, Kentucky, Revenue Bonds, 5.25%, 11/15/17, Callable 11/15/10 @ 100	190,000	200,522
Louisville-Jefferson County, Kentucky, 5.00%, 5/15/38, Callable 5/15/14 @ 101	515,000	532,762
Winchester, Kentucky, 4.70%, 7/1/15, Callable 7/1/12 @ 101, AMBAC	50,000	52,476

		2,020,913

Total Municipal Bonds (Cost $14,625,480)		14,646,370

Continued

Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Shares	Fair Value
Investment Company (4.8%)
Federated Tax-Free Obligations Fund, Institutional Service Class	746,118	$746,118

Total Investment Company (Cost $746,118)		746,118

Total Investments (Cost $15,371,598) — 98.8%		15,392,488
Net other assets (liabilities) — 1.2%		181,691

Net Assets — 100.0%		$15,574,179

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (95.0%)
Maryland (95.0%)
Education (19.9%)
Maryland State Authority for American Physics, 5.25%, 12/15/13, Callable 12/15/11 @ 100, GTY AGMT	$210,000	$223,724
Maryland State Health & Higher Education, 4.625%, 7/1/10	100,000	102,042
Maryland State Health & Higher Education, 5.125%, 7/1/11, AMBAC	100,000	106,737
Maryland State Health & Higher Education, 4.80%, 7/1/12	100,000	103,013
Maryland State Health & Higher Education, 5.50%, 7/1/13, Callable 7/1/06 @ 100	50,000	51,304
Maryland State Health & Higher Education, 4.375%, 8/15/13	180,000	181,040
Maryland State Health & Higher Education, 5.50%, 7/1/24, Callable 7/1/06 @ 100	215,000	215,112
Maryland State Health & Higher Education, 5.125%, 7/1/33, Callable 7/1/08 @ 101	55,000	56,830
Maryland State Health & Higher Education, Series A, 5.75%, 1/1/15, Callable 1/1/13 @ 101	100,000	107,577
Maryland State Health & Higher Educational Facilities Authority Revenue, Helix Health Issue, 5.00%, 7/1/27, AMBAC, ETM	70,000	74,850
Maryland State Health & Higher Educational Facilities Authority Revenue, Peninsula Regional Medical Center,, 4.625%, 7/1/27, Callable 7/1/16 @ 100	375,000	366,049
Queen Annes County, Maryland, School and Public Facilities, 5.25%, 1/15/20, Prerefunded 1/15/10 @ 101, FGIC	500,000	532,399

		2,120,677

General Obligations (61.7%)
Anne Arundel County, Maryland, 5.375%, 3/1/13	400,000	433,904
Anne Arundel County, Maryland, Construction and General Improvement, 5.00%, 3/1/17, Callable 3/1/15 @ 100	500,000	534,385
Anne Arundel County, Maryland, Construction and Water Utility & Sewer Improvements, 5.00%, 3/1/17, Callable 3/1/15 @ 100	250,000	267,193
Cecil County, Maryland, Refunding & Improvement Bonds, 5.00%, 11/1/15, FGIC	485,000	522,355
Charles County, Maryland, Construction & Public Improvement, 4.00%, 3/1/15	500,000	499,355
Frederick County, Maryland, Public Facilities Bonds,, 4.00%, 12/1/13	255,000	256,884
Maryland State, 5.00%, 2/1/12	750,000	798,877
Maryland State & Local Facilities, Series B, 5.25%, 7/15/06	250,000	251,295
Maryland State & Local Facilities, Series 2, 5.00%, 8/1/11	350,000	371,945

	Shares or Principal Amount	Fair Value
Municipal Bonds, continued
Maryland, continued
General Obligations, continued
Maryland State & Local Facilities Loan, 2nd Series A, 5.00%, 8/1/17, Callable 8/1/15 @ 100	$500,000	$536,744
Prince Georges County, Maryland, 5.00%, 10/1/12	340,000	362,600
Prince Georges County, Maryland, Construction and Public Improvement Refunding Bonds, Series E, 5.00%, 12/1/16, Callable 12/1/14 @ 100	500,000	533,345
Talbot County, Maryland, Public Facilities Projects, 5.00%, 3/15/22, Callable 3/15/12 @ 101	200,000	209,894
Washington County, Maryland, 4.80%, 1/1/08, Callable 6/15/06 @ 100, FGIC	100,000	100,090
Washington Suburban Sanitation District, Maryland, Water Supply Refunding Bonds, 5.00%, 6/1/13	500,000	535,850
Washington Suburban Sanitation District, Maryland, Water Supply Refunding Bonds, 5.00%, 6/1/16, Callable 6/1/15 @ 100	325,000	349,512

		6,564,228

Housing (2.3%)
Baltimore, Maryland, Public Housing Authority, 5.75%, 7/1/09, Callable 7/1/06 @ 100	235,000	248,071

Pollution Control (7.7%)
Anne Arundel County, Maryland, Pollution Control Revenue, Baltimore Gas & Electric Co. Project, 6.00%, 4/1/24, Callable 4/1/06 @ 100	45,000	45,776
Baltimore, Maryland, Project Revenue, Water Project, Series A, 5.00%, 7/1/24, Unrefunded Portion, FGIC	425,000	461,767
Baltimore, Maryland, Project Revenue, Water Project, Series A, 5.00%, 7/1/24, ETM, FGIC	290,000	313,557

		821,100

Transportation (3.4%)
Maryland State Transit Department, 6.80%, 7/1/16	320,000	365,971

Total Municipal Bonds (Cost $10,130,011)		10,120,047

Investment Companies (5.3%)
Federated Maryland Municipal Cash Trust	487,435	487,435
Federated Tax-Free Obligations Fund, Institutional Service Class	80,000	80,000

Total Investment Companies (Cost $567,435)		567,435

Total Investments (Cost $10,697,446) — 100.3%		10,687,482
Net other assets (liabilities) — (0.3)%		(33,442)

Net Assets — 100.0%		$10,654,040

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (97.1%)
North Carolina (97.1%)
Education (13.4%)
Appalachian State University, 5.25%, 7/15/17, MBIA	$1,750,000	$1,922,830
Appalachian State University, 5.25%, 7/15/20, Callable 7/15/15 @ 100, MBIA	1,000,000	1,084,010
Appalachian State University of North Carolina Revenues, Refunding Bonds, 5.00%, 7/15/18, Callable 7/15/15 @ 100, MBIA	2,030,000	2,156,936
Iredell County, School Improvements, 5.00%, 2/1/17, Callable 2/1/16 @ 100	1,350,000	1,442,813
Iredell County, School Improvements, 5.00%, 2/1/18, Callable 2/1/16 @ 100	2,500,000	2,663,774
Johnston County, School & Museum Project, 5.50%, 8/1/10, Callable 8/1/09 @ 101, FSA	1,070,000	1,139,529
North Carolina Capital Facilities Finance Agency Revenue, Pfeiffer University Project, 5.25%, 5/1/15, Callable 5/1/06 @ 102 (e)	2,182,982	2,228,279
University of North Carolina, Series A, 4.75%, 12/1/34, Callable 12/1/15 @ 100	1,540,000	1,554,183
University of North Carolina at Charlotte, Certificates of Participation, Student Housing Project, 5.00%, 3/1/21, Callable 3/1/15 @ 100	1,035,000	1,082,693

		15,275,047

General Obligations (35.3%)
Bladen County, 5.60%, 5/1/13, Callable 5/1/10 @ 101.5, FSA	1,150,000	1,247,233
Brunswick County, 5.00%, 5/1/16, Callable 5/1/11 @ 102	1,375,000	1,457,995
Buncombe County, Certificates of Participation, 4.00%, 4/1/16	1,985,000	1,942,541
Cabarrus County, Refunding Bonds, 5.00%, 2/1/16	1,000,000	1,070,510
Cabarrus County, Certificates of Participation, 5.25%, 2/1/12, AMBAC	1,285,000	1,372,933
Charlotte, 5.50%, 6/1/09	1,460,000	1,542,694
Cumberland County, 5.50%, 3/1/09	1,055,000	1,108,805
Currituck County, 5.00%, 6/1/12, AMBAC	1,160,000	1,234,182
Durham, 5.00%, 2/1/13	1,650,000	1,764,510
Greensboro, Public Improvements, 4.00%, 2/1/18, Callable 2/1/16 @ 100	650,000	638,541
Greensboro, Public Improvements, 4.00%, 2/1/19, Callable 2/1/16 @ 100	415,000	405,604
Guilford County, 5.25%, 10/1/15, Callable 10/1/10 @ 102	2,030,000	2,195,526
Guilford County, Public Improvements, Series B, 5.00%, 10/1/09	2,000,000	2,093,980
High Point, Public Improvements, Series B, 5.40%, 6/1/08	1,350,000	1,399,653
Johnston County, 5.50%, 3/1/12, Callable 3/1/10 @ 101, FGIC	1,000,000	1,074,080
Johnston County, Refunding Bonds, 5.00%, 2/1/16, Callable 2/1/15 @ 100, FGIC	1,785,000	1,906,773
Johnston County, 5.25%, 2/1/17, FGIC	1,500,000	1,633,515

	Principal Amount	Fair Value
Municipal Bonds, continued
North Carolina, continued
General Obligations, continued
Mecklenburg County, Public Improvements, Series A, 4.00%, 2/1/16, Callable 2/1/13 @ 100, OID	$570,000	$567,908
New Hanover County, 5.25%, 2/1/18	1,000,000	1,100,010
New Hanover County, Public Improvements, 5.30%, 11/1/08	1,500,000	1,561,950
Orange County, Public Improvements, 5.25%, 4/1/08	1,300,000	1,341,795
Randolph County, Certificates of Participation, 5.20%, 6/1/09, FSA	1,175,000	1,226,547
Randolph County, Certificates of Participation, 5.30%, 6/1/13, Callable 6/1/09 @ 101, FSA	1,750,000	1,850,433
Rowan County, Refunding Bonds, 5.00%, 4/1/17, Callable 2/1/15 @ 100, FSA	2,695,000	2,873,516
Rutherford County, Certificates of Participation, 5.00%, 9/1/18, Callable 9/1/12 @ 101	1,595,000	1,681,050
State Public Improvements, Series B, 5.00%, 4/1/18, Callable 4/1/13 @ 100	2,000,000	2,112,320
Wake County, 5.30%, 2/1/11, Callable 2/1/10 @ 100.5	1,000,000	1,062,090
Winston Salem, Certificates of Participation, 5.00%, 6/1/16, Callable 6/1/11 @ 101	1,000,000	1,053,830

		40,520,524

Health Care (16.5%)
Charlotte-Mecklenberg Hospital Authority, Health Care System, Series A, 5.00%, 1/15/13, Callable 1/15/07 @ 102	1,600,000	1,645,376
New Hanover County, Regional Medical Center Project, 5.25%, 10/1/12, Callable 10/1/09 @ 101, MBIA	1,000,000	1,052,840
North Carolina Medical Care Commission Health Care Facilities Revenue, Carolina Medicorp Project, 5.25%, 5/1/09, Callable 5/1/07 @ 100, OID	1,325,000	1,344,729
North Carolina Medical Care Commission Health Care Facilities Revenue, Stanley Memorial Hospital Project, 5.45%, 10/1/08, Callable 10/1/06 @ 102, AMBAC	750,000	770,903
North Carolina Medical Care Commission Hospital Revenue, Gaston Memorial Hospital Project, 5.40%, 2/15/11, Callable 2/15/07 @ 101	565,000	576,876
North Carolina Medical Care Commission Hospital Revenue, Gaston Memorial Hospital Project, 5.50%, 2/15/15, Callable 2/15/07 @ 101, OID	2,130,000	2,174,943
North Carolina Medical Care Commission Hospital Revenue, Halifax Regional Medical Center, 4.60%, 8/15/07, OID	1,795,000	1,802,108
North Carolina Medical Care Commission Hospital Revenue, Pitt Coutny Memorial Hospital, Series A, 5.25%, 12/1/10, Prerefunded 12/1/08 @ 101	1,155,000	1,211,676

Continued

North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds, continued
North Carolina, continued
Health Care, continued
North Carolina Medical Care Commission Revenue, Health Care and Housing, ARC Projects, Series A, 4.65%, 10/1/14	$1,360,000	$1,362,842
North Carolina Medicare Common Revenue, 4.75%, 9/1/24, Callable 9/1/14 @ 100	1,515,000	1,541,240
Pitt County Memorial Hospital, 5.50%, 12/1/15, Callable 12/1/06 @ 101	2,415,000	2,556,495
Wake County Hospital, 5.13%, 10/1/13, MBIA	2,630,000	2,837,770

		18,877,798

Lease/Purchase (1.4%)
North Carolina Infrastructure Financial Corp., Correctional Facilities Projects, 5.00%, 10/1/17, Callable 10/1/13 @ 100	1,500,000	1,582,440

Transportation (2.3%)
Piedmont Triad Airport Authority, Series A, 6.38%, 7/1/16, Callable 7/1/09 @ 101, FSA	1,385,000	1,510,564
State Highway Improvements, 5.00%, 5/1/14	1,000,000	1,074,670

		2,585,234

Utilities (28.2%)
Asheville Water Systems Revenue, Refunding Bonds, 5.00%, 8/1/17, Callable 8/1/15 @ 100, FSA	1,000,000	1,067,080
Asheville Water Systems Revenue, Refunding Bonds, 5.00%, 8/1/21, Callable 8/1/15 @ 100, FSA	2,295,000	2,426,343
Charlotte Storm Water Fee, 5.00%, 6/1/34, Callable 6/1/14 @100	1,500,000	1,553,805
Durham Water & Sewer Utility Systems, 5.00%, 6/1/12, Callable 6/1/11 @ 101	1,000,000	1,060,850
Eastern Muncipal Power, Series A, 4.50%, 1/1/24, Callable 1/1/22 @ 100	1,925,000	1,984,213
Gastonia Combined Utilities System Revenue, 5.00%, 5/1/16, Callable 5/1/15 @ 100, AMBAC	1,060,000	1,129,472
Gastonia Utilities System, 5.00%, 5/1/10, MBIA	1,000,000	1,049,710
Greenville Enterprise Systems, 5.50%, 9/1/10, FSA	1,455,000	1,561,812
Lincolnton Enterprise System, 5.00%, 5/1/16, Callable 5/1/15 @ 100	1,110,000	1,175,845

	Share or Principal Amount	Fair Value
Municipal Bonds, continued
North Carolina, continued
Utilities, continued
Municipal Power Agency No. 1, Catawba Electric Revenue, 5.50%, 1/1/13, AMBAC-TCRS, ETM	$1,610,000	$1,747,236
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 5.00%, 1/1/17, ETM, OID	600,000	644,814
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 6.40%, 1/1/21, OID	3,105,000	3,748,233
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 6.00%, 1/1/26, Prerefunded 1/1/22 @ 100, OID	2,390,000	2,878,779
North Carolina Enterprise System, Series A, 5.25%, 4/1/17, Callable 4/1/14 @ 100	1,000,000	1,078,470
Orange Water & Sewer Authority, Water & Sewer System Revenue, Series A, 5.25%, 7/1/16, Callable 7/1/14 @ 100	1,475,000	1,593,693
Orange Water & Sewer Authority, Water & Sewer System Revenue, Series A, 5.25%, 7/1/18, Callable 7/1/14 @ 100	1,690,000	1,822,310
State Clean Water Project, Series A, 4.00%, 3/1/16	1,075,000	1,070,614
Winston — Salem Water & Sewer System Revenue, Series A, 5.00%, 6/1/15, Callable 6/1/12 @ 100	2,115,000	2,229,231
Winston — Salem Water & Sewer System Revenue, Refunding Bonds, 5.00%, 6/1/24, Callable 6/1/15 @ 100	2,315,000	2,438,365

		32,260,875

Total Municipal Bonds (Cost $109,514,360)		111,101,918

Investment Company (1.7%)
PNC North Carolina Blackrock Fund, Institutional Class	1,937,991	1,937,991

Total Investment Company (Cost $1,937,991)		1,937,991

Total Investments (Cost $111,452,351) — 98.8%		113,039,909
Net other assets (liabilities) — 1.2%		1,338,293

Net Assets — 100.0%		$114,378,202

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (99.5%)
South Carolina (99.5%)
Education (45.2%)
Anderson County, South Carolina, School District, Series B, 6.00%, 3/1/12, Callable 3/1/10 @ 100, SCSDE	$500,000	$545,200
Anderson County, South Carolina. School District No. 4, 4.50%, 3/1/23, Callable 3/1/16 @ 100, FSA, SCSDE	500,000	501,570
Beaufort County, South Carolina, School District, Series A, 5.00%, 3/1/13, SCSDE	500,000	532,735
Beaufort County, South Carolina, School District, Refunding Bonds, Series A, 5.00%, 3/1/19, Callable 3/1/15 @ 100, SCSDE	465,000	492,058
Beaufort County, South Carolina, School District, 5.00%, 2/1/24, Callable 2/1/14 @ 100, MBIA	265,000	276,673
Charleston County, South Carolina, School District, 5.00%, 12/1/11	505,000	531,740
Charleston County, South Carolina, School District, Series B, 5.00%, 2/1/19, SCSDE	250,000	261,913
Charleston Educational Excellence Financing Corp. Revenues, Charleston County School District, 5.25%, 12/1/29, Callable 12/1/15 @ 100	395,000	414,513
Horry County, South Carolina, School District, Series A, 5.00%, 3/1/11, SCSDE	500,000	528,500
Jasper County, South Carolina, School District, 5.25%, 3/1/23, Callable 3/1/15 @ 100, MBIA, SCSDE	500,000	536,385
Kershaw County, South Carolina, School District, 6.125%, 2/1/16, Callable 2/1/10 @ 100, SCSDE	500,000	542,840
Laurens County, School District No. 55 Installment Purchase Revenue, 5.25%, 12/1/24, Callable 12/1/15 @ 100	250,000	258,995
Lexington One School Facilities Corp., Lexington County School District No. 1, Installment Purchase Revenue, 5.25%, 12/1/23, Callable 12/1/15 @ 100	500,000	525,100
Newberry County, South Carolina, School District Project, 5.25%, 12/1/19, Callable 12/1/15 @ 100	250,000	260,805
Richland County, South Carolina School District No. 001, Refunding Bonds, 5.00%, 3/1/19, Callable 3/1/15 @ 100, FSA, SCSDE	500,000	529,095
Richland County, South Carolina, School District, 5.25%, 3/1/20, Callable 3/1/12, SCSDE	300,000	319,491
Richland County, South Carolina, School District No. 2, Series A, 5.00%, 4/1/15, FGIC, SCSDE, State Aid Witholding	500,000	536,700
South Carolina Educational Facilities Authority For Private Nonprofit Institutions, Furman University, 4.625%, 10/1/35, Callable 10/1/16 @ 100 (f)	500,000	485,500
Spartanburg County, South Carolina, School District, 5.25%, 5/1/10, SCSDE	525,000	556,846

	Principal Amount	Fair Value
Municipal Bonds, continued
South Carolina, continued
Education, continued
York County, South Carolina, School District, Series A, 5.00%, 3/1/11, Callable 3/1/09 @ 101, SCSDE	$500,000	$522,010

		9,158,669

General Obligations (9.3%)
Lexington County, South Carolina, 5.00%, 2/1/14, State Aid Withholding, FGIC	500,000	527,010
Lexington County, South Carolina, 5.00%, 2/1/18, State Aid Withholding, FGIC	500,000	523,825
South Carolina State Highway, Series A, 5.00%, 8/1/16, Callable 8/1/15 @ 100	530,000	569,548
University of South Carolina, Series A, 5.00%, 5/1/19, Callable 5/1/15 @ 100, XLCA	240,000	253,438

		1,873,821

Health Care (12.8%)
Florence County, South Carolina, Regional Medical Center Project, Series A, 5.25%, 11/1/11, Callable 11/1/08 @ 102, MBIA (d)	500,000	526,480
Lexington County, South Carolina, Health Services District, 4.75%, 11/1/09	475,000	485,925
Medical University of South Carolina Facilities, 6.00%, 8/15/12 (d)	500,000	560,360
Medical University of South Carolina Facilities, 5.625%, 8/15/15	200,000	219,940
South Carolina Jobs Economic Development Authority Hospital Facilities, 6.00%, 8/1/12	250,000	274,083
South Carolina Jobs Economic Development Authority Hospital Facilities, Anderson Area Medical Center, 5.50%, 2/1/11, Callable 2/1/09 @ 101, FSA	500,000	526,545

		2,593,333

Housing (0.5%)
Florence, South Carolina, New Public Housing Authority, 5.75%, 8/1/10, Callable 8/1/06 @ 100, U.S. Government Guaranteed	100,000	107,062

Public Improvements (2.5%)
Lancaster County, South Carolina, Assessment Revenue, Sun City Carolina Lakes Improvement, 5.45%, 12/1/37, Callable 12/1/15 @ 100	500,000	503,585

Utilities (29.2%)
Berkeley County, South Carolina, Water and Sewer, 5.00%, 6/1/24, Callable 6/1/15 @ 100, FSA	500,000	523,940
Berkley County, South Carolina, Water & Sewer Revenue, Series A, 5.00%, 6/1/21, Callable 6/1/15 @ 100, FSA	500,000	525,870
Charleston, South Carolina, Waterworks & Sewer, 5.125%, 1/1/12	425,000	453,365
Charleston, South Carolina, Waterworks & Sewer, 5.25%, 1/1/14	600,000	639,413

Continued

South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Shares or Principal Amount	Fair Value
Easley, South Carolina, Utility Revenue, 5.25%, 12/1/18, Prerefunded 12/1/12 @ 100	$250,000	$270,288
Florence, South Carolina, Waterworks & Sewer, 7.50%, 3/1/11, Callable 3/1/10 @ 101, AMBAC	590,000	675,295
Greenville, South Carolina, Stormwater System Revenue, 5.00%, 4/1/22, Callable 4/1/11 @ 101, FSA	400,000	416,596
Greenville, South Carolina, Waterworks Revenue, 5.25%, 2/1/19, Callable 2/1/13 @ 100	380,000	409,549
Rock Hill, South Carolina, Utility System, Series A, 5.375%, 1/1/19, Callable 1/1/13 @ 100, FSA	500,000	537,835
South Carolina State, Public Service Authority, Series B, 5.00%, 1/1/25, Callable 1/1/09 @ 101, MBIA	335,000	346,893
Spartanburg, South Carolina, Water Works, 5.25%, 6/1/11, FSA	500,000	534,300
Western Carolina, Sewer Authority, 5.25%, 3/1/10, FSA	550,000	580,740

		5,914,084

Total Municipal Bonds (Cost $19,923,175)		20,150,554

Investment Company (2.1%)
Federated Tax-Free Obligations Fund, Institutional Service Class	417,876	417,876

Total Investment Company (Cost $417,876)		417,876

Total Investments (Cost $20,341,051) — 101.6%		20,568,430
Net other assets (liabilities) — (1.6)%		(320,193)

Net Assets — 100.0%		$20,248,237

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (97.6%)
Virginia (95.4%)
Correctional Facilities (3.0%)
Riverside Virginia Regional Jail Authority, Jail Facility Revenue, 5.00%, 7/1/19, Callable 7/1/13 @ 101, MBIA	$2,210,000	$2,325,804

Education (15.8%)
Amherst Industrial Development Authority Revenue, Sweet Briar Educational Facilities Refunding Bonds, 4.50%, 9/1/17, Callable 9/1/16 @ 100	225,000	222,676
Amherst Industrial Development Authority Revenue, Sweet Briar Educational Facilities Refunding Bonds, 4.50%, 9/1/18, Callable 9/1/16 @ 100	450,000	442,962
Culpeper Virginia Industrial Development Authority, Public Facilities Lease Revenue, School Facilities Project, 5.00%, 1/1/22, Callable 1/1/15 @ 100, MBIA	1,000,000	1,046,820
University of Virginia, General Revenue, Series B, 5.00%, 6/1/22, Callable 6/1/13 @ 100	850,000	889,415
Virginia College Building Authority, 5.50%, 4/1/10	1,000,000	1,063,490
Virginia College Building Authority, 5.25%, 1/1/31, MBIA	1,360,000	1,528,735
Virginia College Building Authority, Educational Facilities Revenue, Public Higher Education Financing Program, Series A, 5.00%, 9/1/22, Callable 9/1/15 @ 100	1,000,000	1,053,700
Virginia State Public School Authority, Series B, 5.25%, 8/1/10, Callable 8/1/09 @ 101, State Aid Withholding	1,000,000	1,058,600
Virginia State Public School Authority, Series D, 5.25%, 2/1/12, State Aid Withholding	1,145,000	1,227,669
Virginia State Public School Authority, 5.00%, 8/1/28, Callable 8/1/13 @ 100, State Aid Withholding	1,510,000	1,564,254
Virginia State Public School Authority, School Financing, 5.25%, 8/1/10	2,040,000	2,163,583

		12,261,904

General Obligations (48.8%)
Alexandria, Virginia, Public Improvement, 5.00%, 6/15/08	1,000,000	1,030,060
Alexandria, Virginia, Public Improvement, 5.00%, 1/1/13	1,850,000	1,977,576
Alexandria, Virginia, Refunding Bonds, Series B, 5.00%, 6/15/16, Callable 6/15/14 @ 100	1,060,000	1,131,243
Arlington County, Virginia, 5.125%, 6/1/11, Callable 6/1/09 @ 100	1,000,000	1,044,510
Arlington County, Virginia, 5.00%, 5/15/15, Callable 5/15/14 @ 100	1,795,000	1,921,565
Arlington County, Virginia, Public Improvement, 5.00%, 5/15/25, Callable 5/15/15 @ 100, State Aid Withholding	1,500,000	1,584,270

	Principal Amount	Fair Value
Municipal Bonds, continued
General Obligations, continued
Fairfax County, Virginia, Public Improvement, Series A, 5.00%, 6/1/09, Callable 6/1/08 @ 102, State Aid Witholding	$2,000,000	$2,096,080
Hampton, Virginia, Public Improvement, 5.00%, 4/1/17	1,065,000	1,125,013
Manassas, Virginia, Series A, 5.25%, 1/1/11, Callable 1/1/08 @ 102	1,200,000	1,256,184
Newport News, Virginia, 5.00%, 3/1/11	2,000,000	2,084,140
Newport News, Virginia, Series A, 5.50%, 5/1/13, Callable 5/1/10 @ 102	1,845,000	2,003,190
Newport News, Virginia, Series A, 5.00%, 7/1/22, Callable 7/1/13 @ 100, State Aid Witholding	1,250,000	1,304,713
Pittsylvania County, Virginia, 5.625%, 3/1/15	1,315,000	1,439,912
Portsmouth, Virginia, Public Utility Refunding Bonds, Series B, 5.00%, 4/1/22, Callable 4/1/15 @ 100, MBIA	2,545,000	2,686,527
Richmond, Virginia, 5.25%, 1/15/09	1,500,000	1,564,620
Roanoke, Virgina, Public Improvement, 5.00%, 10/1/17, Callable 10/1/14 @ 101	1,000,000	1,068,770
Roanoke, Virginia, Public Improvement, 5.00%, 2/1/18	1,335,000	1,422,456
Spotsylvania County, Virginia, 5.50%, 7/15/12, FSA	2,925,000	3,203,752
Suffolk, Virginia, Refunding Bonds, 5.00%, 12/1/19, Callable 12/1/15 @ 100	1,270,000	1,348,931
Virginia Beach, Virginia, Public Improvement, 5.25%, 3/1/08, State Aid Withholding	1,000,000	1,030,080
Virginia Beach, Virginia, Public Improvement, 5.25%, 3/1/11, Callable 3/1/10 @ 101, State Aid Withholding	3,205,000	3,414,670
Virginia Beach, Virginia, Public Improvement, Series B, 5.00%, 5/1/17, Callable 5/1/16 @ 102	1,000,000	1,075,510
Virginia State, Series A, 5.00%, 6/1/20, Callable 6/1/15 @ 100	1,040,000	1,105,957

		37,919,729

Health Care (1.3%)
Virginia Beach, Virginia, Industrial Development Authority, Sentara Health Systems, 5.25%, 11/1/09, Callable 11/1/08 @ 101, MBIA	1,000,000	1,045,080

Transportation (4.4%)
Fairfax County, Virginia, Economic Development Authority, 1st Series, 5.25%, 9/1/10, Callable 9/1/09 @ 102	1,000,000	1,068,600
Virginia Commonwealth Transportation Board, 5.75%, 5/15/09	1,035,000	1,098,383
Virginia Commonwealth Transportation Board, 5.50%, 5/15/15, Callable 5/15/09 @ 101	1,185,000	1,260,035

		3,427,018

Utilities (22.1%)
Chesterfield County, Virginia, Pollution Control Authority, 5.50%, 10/1/09, Callable 11/8/06 @ 101	2,500,000	2,545,899

Continued

Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds, continued
Utilities, continued
Henrico County, Virginia, Water & Sewer, 5.25%, 5/1/11, Callable 5/1/09 @ 102	$1,310,000	$1,390,421
Leesburg, Virginia, Public Utility, 4.00%, 7/1/16, MBIA	2,105,000	2,083,949
Leesburg, Virginia, Public Utility, 5.00%, 7/1/22, Callable 7/1/16 @ 100	1,200,000	1,274,076
Loudoun County, Virginia, Water & Sewer, 5.75%, 1/1/11, FSA	1,000,000	1,086,670
Loudoun County, Virginia, Water & Sewer, 5.00%, 1/1/29, Callable 1/1/15 @ 100	1,675,000	1,742,285
Norfolk, Virginia, Water Revenue, 5.125%, 11/1/11, Callable 11/1/08 @ 101, FSA	1,030,000	1,075,784
Prince William County, Virginia, Service Authority Water & Sewer System Revenue, 5.00%, 7/1/14, Callable 7/1/13 @ 102	1,000,000	1,070,350
Upper Occoquan Sewer Authority, Regional Sewer Revenue, Refunding Bonds, 5.00%, 7/1/25, Callable 7/1/15 @ 100, FSA	1,000,000	1,049,000
Virginia Resources Authority Infrastructure Revenue, Pooled Financing Program, Series C, 4.75%, 11/1/35, Callable 11/1/15 @ 100	965,000	974,592
Virginia Resources Authority Infrastructure Revenue, Pooled Financing Program, Series C, 5.00%, 11/1/18, Callable 11/1/15 @ 100	1,415,000	1,505,801
Virginia State Authority, Water Revenue, 5.25%, 10/1/15	1,220,000	1,335,510

		17,134,337

		74,113,872

	Shares or Principal Amount	Fair Value
Municipal Bonds, continued
Washington, D.C. (2.2%)
Transportation (2.2%)
Washington, D.C., Metropolitan Transportation Authority, 6.00%, 7/1/09, FGIC	$1,600,000	$1,714,656

Total Municipal Bonds (Cost $74,163,719)		75,828,528

Investment Company (1.4%)
PNC Virginia Blackrock Fund, Institutional Class	1,063,314	1,063,314

Total Investment Company (Cost $1,063,314)		1,063,314

Total Investments (Cost $75,227,033) — 99.0%		76,891,842
Net other assets (liabilities) — 1.0%		742,648

Net Assets — 100.0%		$77,634,490

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds (98.2%)
West Virginia (98.2%)
Building — Residential/Commercial (4.6%)
Harrison County, West Virginia, Building Commission, 5.15%, 4/1/18, Callable 4/1/08 @ 102, AMBAC	$1,000,000	$1,046,890
West Virginia State Building Commission, Series A, 5.25%, 7/1/10, AMBAC	2,000,000	2,115,920

		3,162,810

Economic Development (3.4%)
Ohio County, West Virginia, Commission Tax Increment Revenue, Fort Henry Centre Financing District, Series A, 5.625%, 6/1/34, Callable 12/1/15 @ 100	1,000,000	1,024,410
West Virginia Economic Development Authority Lease Revenue, State Energy Savings Project, 4.50%, 6/1/17, Callable 6/1/15 @ 100	405,000	399,593
West Virginia Economic Development Authority Lease Revenue, State Energy Savings Project, 4.75%, 6/1/21, Callable 6/1/15 @ 100	935,000	939,086

		2,363,089

Education (16.7%)
Fairmont State College, West Virginia, 5.00%, 6/1/32, Callable 6/1/13 @ 100, FGIC	1,500,000	1,542,645
Fairmont State College, West Virginia, 5.00%, 6/1/32, Callable 6/1/13 @ 100	1,500,000	1,542,645
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilites, Series B, 5.00%, 4/1/20, Callable 4/1/14 @ 100, FGIC	1,000,000	1,049,030
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities, Series B, 5.00%, 4/1/18, Callable 4/1/14 @ 100, FGIC	2,325,000	2,450,271
West Virginia Higher Education, Series B, 5.00%, 4/1/14, FGIC	750,000	800,918
West Virginia University Revenues, West Virginia University Improvement Project, Series C, 5.00%, 10/1/25, Callable 10/1/14 @ 100, FGIC	2,420,000	2,525,536
West Virginia University, Series A, 5.50%, 4/1/11, MBIA	1,485,000	1,602,137

		11,513,182

General Obligation (11.8%)
Ohio County, West Virginia, Board of Education, 5.00%, 6/1/13, Callable 6/1/08 @ 102, MBIA	800,000	834,528
Ohio County, West Virginia, Board of Education, 5.50%, 6/1/14, MBIA West Virginia State, 5.50%, 6/1/10, FSA	880,000 1,500,000	971,590 1,603,410
West Virginia State, State Road Improvements, 5.00%, 6/1/16, Callable 6/1/15 @ 100, FGIC	2,000,000	2,130,300
West Virginia State, State Road Improvements, 5.00%, 6/1/18, Callable 6/1/15 @ 100, FGIC	1,000,000	1,069,981

	Principal Amount	Fair Value
Municipal Bonds, continued
West Virginia, continued
General Obligation, continued
Wheeling, West Virginia, Tax Incremental, Stone Building Renovation, Project A, 4.75%, 6/1/15, Callable 6/1/11 @ 102	$500,000	$490,145
Wheeling, West Virginia, Tax Incremental, Stone Building Renovation, Project A, 5.20%, 6/1/25, Callable 6/1/11 @ 102	500,000	493,400
Wheeling, West Virginia, Tax Incremental, Stone Building Renovation, Project A, 5.50%, 6/1/33, Callable 6/1/11 @ 102	500,000	495,085

		8,088,439

Health Care (14.9%)
Logan County, West Virginia, Logan County Health, 8.00%, 12/1/16	690,000	893,495
Monongalia County Building Commission Hospital Revenue, Monongalia General Hopsital, Series A, 5.00%, 7/1/30, Callable 7/1/15 @ 100	695,000	689,155
Monongalia County Building Commission Hospital Revenue, Mononglia General Hospital, Series A, 5.25%, 7/1/35, Callable 7/1/15 @ 100	1,000,000	1,013,300
South Charleston, West Virginia, 5.50%, 10/1/09, Callable 10/1/06 @ 100, MBIA	520,000	522,413
Weirton, West Virginia, Municipal Hospital Building, Series A, 5.25%, 12/1/11 (d)	2,580,000	2,613,979
West Virginia State Hospital Finance Authority, 5.00%, 8/1/09, Callable 8/1/07 @ 100, FSA	800,000	811,984
West Virginia State Hospital Finance Authority, 6.00%, 9/1/12, Callable 9/1/10 @ 101	590,000	633,837
West Virginia State Hospital Finance Authority, Series A, 6.50%, 9/1/16	620,000	732,635
West Virginia State Hospital Finance Authority, 6.10%, 1/1/18, Callable 6/15/06 @ 100, MBIA	1,300,000	1,336,023
West Virginia State Hospital Finance Authority, 5.50%, 3/1/22, Callable 3/1/14 @ 100	970,000	1,009,702

		10,256,523

Housing (3.9%)
Cabell, Putnam & Wayne Counties, West Virginia, Single Family Residential Mortgage, 7.375%, 4/1/11, FGIC	640,000	736,077
Webster County, West Virginia, Housing Development Corporate Mortgage, 6.50%, 4/1/18, Callable 10/1/06 @ 100, FHA	1,010,000	1,019,141
West Virginia Housing Development Fund, Marion Unity Apartments Project, Series A, 5.40%, 1/1/16, Callable 7/1/11 @ 100	400,000	398,528
West Virginia Housing Development Fund, Marion Unity Apartments Project, Series A, 5.75%, 1/1/29, Callable 7/1/11 @ 100	515,000	511,714

		2,665,460

Pollution Control (6.0%)
Monongalia County, West Virginia, Pollution Control, 5.95%, 4/1/13, Callable 4/1/06 @ 100, MBIA (d)	2,000,000	2,007,280

Continued

West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Principal Amount	Fair Value
Municipal Bonds, continued
West Virginia, continued
Pollution Control, continued
Pleasants County, West Virginia, Pollution Control, Series C, 6.15%, 5/1/15, Callable 5/1/06 @ 101	$1,000,000	$1,010,850
Pleasants County, West Virginia, Pollution Control, Series C, 6.15%, 5/1/15, Callable 5/1/06 @ 101	1,100,000	1,111,935

		4,130,065

Transportation (16.1%)
Charleston, West Virginia, Urban Renewal Authority, 5.25%, 12/15/18, Callable 12/15/09 @ 103, FSA	1,060,000	1,135,324
West Virginia Economic Development Authority, Series A, 5.50%, 6/1/12, MBIA	2,000,000	2,177,780
West Virginia Economic Development Authority, Series A, 5.50%, 6/1/15, Callable 6/1/12 @ 101, MBIA	1,000,000	1,090,590
West Virginia Economic Development Authority, Series A, 5.00%, 10/1/15, Callable 10/1/11 @ 101	1,250,000	1,312,675
West Virginia Economic Development Authority, 5.50%, 6/1/18, Callable 6/1/12 @ 101, MBIA	1,000,000	1,086,760
West Virginia Economic Development, Department of Environmental Protection, 4.75%, 11/1/11	535,000	559,706
West Virginia State Parkways Economic Development & Tourism Authority, 5.00%, 5/15/10, FGIC	1,805,000	1,894,095
West Virginia State Parkways Economic Development & Tourism Authority, 5.25%, 5/15/12, FGIC	1,000,000	1,074,990
West Virginia State Parkways Economic Development & Tourism Authority, 5.25%, 5/15/17, FGIC	700,000	765,590

		11,097,510

	Shares or Principal Amount	Fair Value
Municipal Bonds, continued
West Virginia, continued
Utilities (20.8%)
Clarksburg, West Virginia Water, 5.25%, 9/1/19, Callable 9/1/12 @ 101, FGIC	$1,225,000	$1,318,014
Farimont, West Virginia, Waterworks, 5.375%, 7/1/13, Callable 7/1/07 @ 102, MBIA	680,000	706,479
Harrison County, West Virginia, County Commission Solid Waste Disposal, 6.30%, 5/1/23, Callable 5/1/07 @ 100, AMBAC	860,000	861,883
Parkersburg West Virginia Waterworks & Sewage System Revenue, Refunding Bonds, Series C, 4.00%, 9/1/16, Callable 9/1/15 @ 100, FGIC (f)	1,015,000	1,008,839
Parkersburg, West Virginia, Waterworks & Sewer Systems, 5.80%, 9/1/19, Callable 9/1/06 @ 102, FSA (d)	2,660,000	2,737,752
West Virginia State Water Development Authority, Series A, 5.00%, 11/1/44, Callable 11/1/15 @ 100, FSA	2,000,000	2,063,080
West Virginia State Water Development Authority, 5.125%, 11/1/24, Callable 11/1/15 @ 100, AMBAC	2,165,000	2,299,274
West Virginia State Water Development Authority, Series A, 5.50%, 11/1/18, Callable 11/1/09 @ 102, AMBAC	1,000,000	1,078,100
West Virginia Water Development Authority, 5.00%, 10/1/28, Callable 10/1/13 @ 101	2,115,000	2,204,190

		14,277,611

Total Municipal Bonds (Cost $66,697,782)		67,554,689

Investment Company (3.1%)
Federated Tax-Free Obligations Fund, Institutional Service Class	2,138,002	2,138,002

Total Investment Company (Cost $2,138,002)		2,138,002

Total Investments (Cost $68,835,784) — 101.3%		69,692,691
Net other assets (liabilities) — (1.3)%		(881,850)

Net Assets — 100.0%		$68,810,841

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Prime Money Market Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Principal Amount	Amortized Cost
Certificates of Deposit (11.2%)
Banking (11.2%)
Barclays Bank PLC, 4.75%, 10/17/06	$5,000,000	$5,000,067
Calyon Bank, Paris, 3.95%, 7/14/06	7,000,000	7,000,000
Citibank NA, 4.805%, 6/6/06	2,000,000	2,000,000
Credit Suisse, Zurich, 4.775%, 10/27/06	14,000,000	14,000,000
Credit Suisse, Zurich, 4.92%, 2/5/07	5,000,000	5,000,000
Credit Suisse, Zurich, 5.205%, 3/29/07	5,000,000	5,000,000
Depfa Bank PLC, 4.69%, 7/17/06	4,000,000	4,000,000
Deutsche Bank AG, 4.50%, 10/13/06	6,000,000	6,000,000
Royal Bank of Canada, Montreal, 4.71%, 5/22/06	5,000,000	5,000,035
Royal Bank of Scotland PLC, Edinburgh, 4.40%, 10/4/06	5,000,000	4,999,938
Svenska Handelsbanken, Stockholm, 3.885%, 7/5/06	5,000,000	5,000,063
Svenska Handelsbanken, Stockholm, 4.045%, 7/26/06	4,000,000	4,000,062
Washington Mutual Bank, 4.80%, 5/8/06	25,000,000	25,000,000
Washington Mutual Bank, 4.79%, 5/9/06	10,000,000	10,000,000
Wilmington Trust Co., 4.59%, 4/3/06	25,000,000	25,000,000
Wilmington Trust Co., 4.815%, 6/1/06	5,000,000	4,999,864

Total Certificates of Deposit (Amortized Cost $132,000,029)		132,000,029

Commercial Paper** (26.1%)
Energy (0.2%)
Conocophillips, 4.86%, 4/24/06 (c)	2,100,000	2,093,506

Financial Services (22.9%)
Aspen Funding Corp., 4.63%, 5/3/06 (c)	25,000,000	24,898,222
Aspen Funding Corp., 4.91%, 6/26/06 (c)	5,000,000	4,942,069
Blue Spice LLC, 4.91%, 6/22/06 (c)	5,000,000	4,944,764
CIT Group, Inc., 4.66%, 5/1/06	5,000,000	4,980,792
Compass Securitization LLC, 4.64%, 4/20/06 (c)	15,000,000	14,963,583
Compass Securitization LLC, 4.70%, 5/15/06 (c)	5,000,000	4,971,583
Countrywide Home Loans, Inc., 4.81%, 5/9/06	10,000,000	9,949,544
Daimler Chrysler NA Holding Corp., 4.73%, 4/3/06	1,500,000	1,499,608
Daimler Chrysler NA Holding Corp., 4.77%, 4/12/06	4,300,000	4,293,759
Daimler Chrysler NA Holding Corp., 4.91%, 4/25/06	5,900,000	5,880,766
FCAR Auto Loan Trust, Series I, 4.82%, 5/8/06	15,000,000	14,926,154
FCAR Auto Loan Trust, Series I, 4.80%, 5/15/06	25,000,000	24,854,556
FCAR Auto Loan Trust, Series II, 4.92%, 6/26/06	10,000,000	9,883,900
FCAR Auto Loan Trust, Series II, 4.70%, 7/17/06	3,500,000	3,452,147
Fountain Square Commercial Funding Corp., 4.67%, 5/9/06 (c)	2,000,000	1,990,247
Galaxy Funding, Inc., 4.50%, 4/10/06 (c)	3,000,000	2,996,663
Grampian Funding LLC, 4.71%, 5/17/06 (c)	2,000,000	1,988,117
Grampian Funding LLC, 4.75%, 5/22/06 (c)	5,000,000	4,966,779

	Principal Amount	Amortized Cost
Commercial Paper, continued
Financial Services, continued
Grampian Funding LLC, 4.67%, 7/11/06 (c)	$3,000,000	$2,961,620
Grampian Funding LLC, 4.70%, 7/21/06 (c)	3,000,000	2,957,543
John Deere Capital Corp., 4.82%, 5/8/06	6,000,000	5,970,462
John Deere Capital Corp., 4.90%, 5/9/06	2,300,000	2,288,177
Paradigm Funding LLC, 4.77%, 5/15/06 (c)	10,000,000	9,943,007
Perry Global Funding LLC, Series A, 4.59%, 4/4/06 (c)	20,000,000	19,992,400
Picaros Funding LLC, 4.59%, 4/6/06 (c)	20,000,000	19,987,333
Picaros Funding LLC, 4.72%, 4/13/06 (c)	10,000,000	9,984,333
Picaros Funding LLC, 4.64%, 4/18/06 (c)	15,000,000	14,967,417
Picaros Funding LLC, 4.71%, 5/10/06 (c)	2,000,000	1,989,903
Sigma Finance, Inc., 4.59%, 5/17/06 (c)	3,000,000	2,982,654
Ticonderoga Funding LLC, 4.80%, 4/27/06 (c)	20,000,000	19,930,956
Volksvagen of America, Inc., 4.86%, 4/28/06 (c)	10,000,000	9,963,700

		270,302,758

Retail (3.0%)
Federated Retail Holdings, Inc., 4.76%, 4/10/06 (c)	7,800,000	7,790,757
Fortune Brands, Inc., 4.75%, 4/20/06 (c)	9,100,000	9,077,379
Fortune Brands, Inc., 4.76%, 4/25/06 (c)	700,000	697,797
Fortune Brands, Inc., 4.82%, 5/9/06 (c)	1,900,000	1,890,413
General Mills, Inc., 4.86%, 4/18/06 (c)	3,500,000	3,491,984
Safeway, Inc., 4.97%, 4/3/06 (c)	800,000	799,779
Whirlpool Corp., 4.74%, 4/7/06	1,300,000	1,298,977
Whirlpool Corp., 4.86%, 4/10/06	5,000,000	4,993,938
Whirlpool Corp., 4.86%, 4/26/06	3,000,000	2,989,917
Whirlpool Corp., 4.89%, 5/1/06	2,400,000	2,390,260

		35,421,201

Total Commercial Paper** (Amortized Cost $307,817,465)		307,817,465

Corporate Bonds (4.7%)
Asset Backed Securities (2.3%)
Capital Auto Receivables Asset Trust, Series 2006-1, Class A1, 4.64%, 2/15/07 (c)	3,116,715	3,116,715
Carmax Auto Owner Trust, Series 2005-2, Class A1, 3.80%, 9/15/06	341,675	341,675
CNH Equipment Trust, Series 2006-A, Class A1, 4.99%, 4/5/07	3,000,000	3,000,000
Daimler Chrysler Auto Trust, Series 2006-A, Class A1, 4.79%, 3/8/07 (c)	5,000,000	4,999,999
Ford Credit Auto Owner Trust, Series 2006-A, Class A1, 4.72%, 11/15/06 (c)	4,889,039	4,889,039
Honda Auto Receivables Owner Trust, Series 2005-6, Class A1, 4.51%, 12/18/06	1,263,939	1,263,939

Continued

Prime Money Market Fund

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Principal Amount	Amortized Cost
Corporate Bonds, continued
Asset Backed Securities, continued
Hyundai Auto Receivables Trust, Series 2006-A, Class A1, 4.84%, 3/15/07	$3,000,000	$3,000,000
USAA Auto Owner Trust, Series 2005-3, Class A1, 4.17%, 11/9/06	828,975	828,975
USAA Auto Owner Trust, Series 2005-4, Class A1, 4.40%, 12/15/06	3,823,388	3,823,388
World Omni Auto Receivables Trust, Series 2006-A, Class A1, 4.85%, 3/15/07	2,000,000	2,000,000

		27,263,730

Financial Services (1.8%)
Beta Finance, Inc., 4.01%, 7/25/06 (c)	3,000,000	3,000,000
Countrywide Home Loans, Inc., 4.80%, 4/21/06	1,000,000	1,000,000
Sigma Finance, Inc., 4.15%, 8/8/06 (c)	4,000,000	4,000,000
Sigma Finance, Inc., 4.91%, 1/26/07 (c)	3,000,000	3,000,000
Sigma Finance, Inc., 4.83%, 1/30/07 (c)	3,000,000	3,000,000
Sigma Finance, Inc., 5.00%, 3/8/07 (c)	4,000,000	4,000,000
Sigma Finance, Inc., 5.25%, 4/30/07 (c)	3,000,000	3,000,000

		21,000,000

Financial, Speciality (0.6%)
K2 (USA) LLC, 5.00%, 3/12/07 (c)	6,700,000	6,700,000

Total Corporate Bonds (Amortized Cost $54,963,730)		54,963,730

Variable Rate Notes* (34.2%)
Banking (2.9%)
Barclays Bank PLC, 4.76%, 4/27/06	4,000,000	3,999,305
Credit Suisse, Zurich, 4.93%, 6/29/06	13,000,000	13,000,000
Fairway Finance Co., 4.73%, 4/20/06 (c)	12,000,000	11,999,737
Union Hamilton Special Purpose Funding LLC, Series 2005-1, 4.93%, 6/21/06 (c)	5,000,000	5,000,000

		33,999,042

Banking & Financial Services (14.8%)
Anchor Holdings, 4.82%, 4/6/06, (LCD U.S. Bank NA)	1,800,000	1,800,000
Bartlett, Illinois, Redevelopement Project, 4.98%, 4/5/06, (LCD LaSalle Bank)	5,000,000	5,000,000
Christian Life Assembly of the Assemblies of God, 4.97%, 4/6/06, (LCD Fulton Bank)	3,265,000	3,265,000
Damascus Company, Series 1998, 4.99%, 4/6/06	3,325,000	3,325,000
Depfa Bank PLC, Series EXL, 4.92%, 6/15/06 (c)	15,000,000	15,000,000
Franklin County, Ohio, Edison Welding, Series 1995, 4.95%, 4/6/06, (LCD Huntington Bank)	5,130,000	5,130,000
Guilford Capital LLC, Series 2002-A, 5.00%, 4/6/06, (LCD Regions Bank)	1,620,000	1,620,000
H.C. Equities, 4.83%, 4/6/06, (LCD Wachovia Bank NA)	4,910,000	4,910,000
HBOS Treasury Services PLC, 4.68%, 4/3/06	23,300,000	23,300,000

	Principal Amount	Amortized Cost
Variable Rate Notes, continued
Banking & Financial Services, continued
HBOS Treasury Services PLC, Series MTN, 4.54%, 4/10/06 (c)	$2,000,000	$2,000,000
HBOS Treasury Services PLC, 4.84%, 5/22/06 (c)	8,000,000	8,000,000
HBOS Treasury Services PLC, 5.00%, 6/24/06	10,000,000	10,000,000
Indian Hills Country Club, 4.91%, 4/6/06, (LCD Amsouth Bank NA, Birmingham)	3,785,000	3,785,000
Kent Capital LLC, Series 1999, 5.08%, 4/6/06, (LCD Huntington Bank)	5,285,000	5,285,000
Maryland Economic Development Corp., 4.91%, 4/4/06, (LCD Manufacturers & Traders Trust Co.)	7,000,000	7,000,000
Monet Trust, Series 2001, Class A-2A, 5.03%, 6/28/06, (SWP Dresden Bank AG) (c)(e)	30,000,000	29,999,999
New Keibler Thompson Co., 4.93%, 4/7/06, (LCD Manufacturers & Traders Trust Co.)	5,930,000	5,930,000
Quality Synthetic Rubber Co., 4.82%, 4/6/06, (LCD U.S. Bank NA)	430,000	430,000
Spira Millenium LLC, 4.90%, 4/6/06, (LCD Bank of America)	3,705,000	3,705,000
Stone Creek LLC, 4.83%, 4/6/06, (LCD Columbus Bank and Trust Co.)	14,485,000	14,485,000
TOG Properties, Inc., 4.91%, 4/6/06, (LCD AmSouth Bank)	7,310,000	7,310,000
Vestavia Hills Baptist, 4.91%, 4/6/06, (LCD Amsouth Bank NA)	3,000,000	3,000,000
Wells Fargo & Co., 4.68%, 4/3/06	6,000,000	6,000,000
World Wildlife Fund, Inc., 4.83%, 4/6/06, (AMBAC Financial Group, Inc.)	4,800,000	4,800,000

		175,079,999

Brokers & Dealers (8.6%)
Goldman Sachs Group Inc., 4.67%, 4/3/06	13,000,000	13,002,968
Goldman Sachs Group, Inc., 4.64%, 4/7/06	5,000,000	5,000,000
Goldman Sachs Group, Inc., 4.72%, 4/10/06 (e)	5,000,000	5,000,000
Goldman Sachs Group, Inc., 4.77%, 4/17/06 (c)	5,000,000	5,000,338
Greenwich Capital Holdings, 4.65%, 4/10/06	2,000,000	2,000,000
Greenwich Capital Holdings, 4.68%, 4/13/06	6,000,000	6,000,000
Greenwich Capital Holdings, 4.74%, 4/21/06 (c)	5,000,000	5,000,000
Greenwich Capital Holdings, 4.78%, 4/28/06	15,000,000	15,000,001
Merrill Lynch & Company, Inc., 4.72%, 4/4/06	10,000,000	10,000,000
Merrill Lynch & Company, Inc., 4.92%, 4/11/06 (c)	12,000,000	12,000,000
Morgan Stanley, Series EXLS, 4.66%, 4/3/06	10,000,000	10,000,000

Continued

Prime Money Market Fund

Schedule of Portfolio Investments, continued	March 31, 2006

(Unaudited)

	Principal Amount	Amortized Cost
Variable Rate Notes, continued
Brokers & Dealers, continued
Morgan Stanley, 4.96%, 4/3/06	$2,000,000	$2,000,000
Morgan Stanley, 4.72%, 4/4/06	5,000,000	5,000,000
Morgan Stanley, 4.89%, 4/27/06	7,000,000	7,000,000

		102,003,307

Financial Services (4.8%)
Compass Securitization LLC, 4.65%, 4/10/06 (c)	10,000,000	9,999,863
General Electric Capital Corp., 4.67%, 4/10/06 (c)	7,000,000	7,000,000
General Electric Capital Corp., 4.85%, 4/17/06 (c)	7,000,000	7,000,000
Paradigm Funding LLC, 4.63%, 4/7/06 (c)	7,000,000	7,000,000
Paradigm Funding LLC, 4.78%, 4/27/06 (c)	8,000,000	8,000,000
Sigma Finance, Inc., 4.70%, 4/12/06 (c)	6,000,000	5,999,982
Westpac Banking Corp., 4.72%, 4/18/06 (c)	12,000,000	12,000,000

		56,999,845

Financial, Speciality (0.8%)
K2 (USA) LLC, 4.65%, 4/10/06 (c)	10,000,000	9,999,134

Insurance (2.3%)
Genworth Life Insurance Co., 4.81%, 5/9/06 (e)	5,000,000	5,000,000
Jackson National Life Insurance Co., 4.73%, 4/3/06 (e)	2,000,000	2,000,000
MBIA Global Funding LLC, 4.93%, 6/16/06 (c)	5,000,000	5,000,328
Metropolitan Life Insurance Co., 4.80%, 5/1/06 (e)	5,000,000	5,000,000
New York Life Insurance Co., 4.92%, 6/1/06 (e)	5,000,000	5,000,000
Travelers Insurance Co., 4.86%, 5/22/06 (e)	5,000,000	5,000,000

		27,000,328

Total Variable Rate Notes* (Amortized Cost $405,081,655)		405,081,655

Collateralized Loan Agreements (17.7%)
Goldman Sachs Group, Inc., 4.945%, dated 3/31/06, maturing 4/3/06, with a maturity value of $22,009,066 (Collateralized fully by various U.S. Government Agencies)	22,000,000	22,000,000
Westdeutsche Landesbank Girozentrale, NY, 4.975%, dated 3/31/06, maturing 4/3/06, with a maturity value of $20,008,292 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000

	Principal Amount	Amortized Cost
Collateralized Loan Agreements, continued
Citigroup Global Markets, Inc., 4.975%, dated 3/31/06, maturing 4/3/06, with a maturity value of $55,022,802 (Collateralized fully by various U.S. Government Agencies)	$55,000,000	$55,000,000
J.P. Morgan Securities, Inc., 4.985%, dated 3/31/06, maturing 4/3/06, with a maturity value of $10,004,154 (Collateralized fully by various U.S. Government Agencies)	10,000,000	10,000,000
Bear Stearns Cos., Inc., 4.995%, dated 3/31/06, maturing 4/3/06, with a maturity value of $25,010,406 (Collateralized fully by various U.S. Government Agencies)	25,000,000	25,000,000
First Boston, 4.995%, dated 3/31/06, maturing 4/3/06, with a maturity value of $15,006,244 (Collateralized fully by various U.S. Government Agencies)	15,000,000	15,000,000
Greenwhich Capital Markets, Inc., 5.00%, dated 3/31/06, maturing 4/3/06, with a maturity value of $22,009,167 (Collateralized fully by various U.S. Government Agencies)	22,000,000	22,000,000
Lehman Brothers Holdings, Inc., 5.025%, dated 3/31/06, maturing 4/3/06, with a maturity value of $20,008,375 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000
Merrill Lynch, 4.91%, dated 3/31/06, maturing 4/3/06, with a maturity value of $20,008,183 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000

Total Collateralized Loan Agreements (Amortized Cost $209,000,000)		209,000,000

Repurchase Agreement (6.3%)
Bank of America Securities, 4.84%, dated 3/31/06, maturing 4/3/06, with a maturity value of $74,438,011 (Collateralized fully by various U.S. Government Agencies)	74,408,000	74,408,000

Total Repurchase Agreement (Amortized Cost $74,408,000)		74,408,000

Total Investments (Amortized Cost $1,183,270,879) — 100.2%		1,183,270,879
Net other assets (liabilities) — (0.2)%		(2,868,704)

Net Assets — 100.0%		$1,180,402,175

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

U.S. Treasury Money Market Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Principal Amount	Amortized Cost
U.S. Treasury Notes (15.2%)
2.25%, 4/30/06	$20,000,000	$19,965,466
2.00%, 5/15/06	40,000,000	39,880,899
2.50%, 5/31/06	20,000,000	19,933,388
2.75%, 7/31/06	20,000,000	19,874,718

Total U.S. Treasury Notes (Amortized Cost $99,654,471)		99,654,471

U.S. Treasury Bills** (34.9%)
4.38%, 4/6/06	100,000,000	99,939,375
4.07%, 4/20/06	50,000,000	49,893,964
4.52%, 6/15/06	20,000,000	19,814,542
4.62%, 7/20/06	20,000,000	19,722,403
4.66%, 8/17/06	20,000,000	19,649,633
4.68%, 8/31/06	20,000,000	19,612,400

Total U.S. Treasury Bills** (Amortized Cost $228,632,317)		228,632,317

Repurchase Agreement (50.1%)
Bank of America, 4.48%, dated 3/31/06, maturing 4/3/06, with a maturity value of $116,043,307 (Collateralized fully by U.S. Treasury Notes)	116,000,000	116,000,000
First Boston, 4.45%, dated 3/31/06, maturing 4/3/06, with a maturity value of $117,539,850 (Collateralized fully by U.S. Treasury Notes)	117,496,279	117,496,279
Goldman Saches Group, 4.44%, dated 3/31/06, maturing 4/3/06, with a maturity value of $70,025,900 (Collateralized fully by U.S. Treasury Notes)	70,000,000	70,000,000
Lehman Brothers, 4.50%, dated 3/31/06, maturing 4/3/06, with a maturity value of $25,009,375 (Collateralized fully by U.S. Treasury Notes)	25,000,000	25,000,000

Total Repurchase Agreement (Amortized Cost $328,496,279)		328,496,279

Total Investments (Amortized Cost $656,783,067) — 100.2%		656,783,067
Net other assets (liabilities) — (0.2)%		(1,021,277)

Net Assets — 100.0%		$655,761,790

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.9%)
BB&T International Equity Fund, Institutional Class	474,975	$5,186,722
BB&T Large Cap Fund, Institutional Class	705,962	13,639,184
BB&T Large Cap Growth Fund, Institutional Class	965,849	9,098,302
BB&T Mid Cap Growth Fund, Institutional Class	112,584	1,661,747
BB&T Mid Cap Value Fund, Institutional Class	188,555	2,487,037
BB&T Small Cap Fund, Institutional Class	168,873	2,674,942
BB&T Total Return Bond Fund, Institutional Class	4,959,447	49,743,255
BB&T U.S. Treasury Money Market Fund, Institutional Class	2,772,726	2,772,726

Total Affiliated Investment Companies (Cost $81,074,209)		87,263,915

Total Investments (Cost $81,074,209) — 99.9%		87,263,915
Net other assets (liabilities) — 0.1%		68,544

Net Assets — 100.0%		$87,332,459

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (100.0%)
BB&T International Equity Fund, Institutional Class	912,084	$9,959,961
BB&T Large Cap Fund, Institutional Class	1,355,552	26,189,266
BB&T Large Cap Growth Fund, Institutional Class	1,855,184	17,475,837
BB&T Mid Cap Growth Fund, Institutional Class	216,064	3,189,110
BB&T Mid Cap Value Fund, Institutional Class	362,246	4,778,022
BB&T Small Cap Fund, Institutional Class	324,524	5,140,453
BB&T Total Return Bond Fund, Institutional Class	3,289,870	32,997,393
BB&T U.S. Treasury Money Market Fund, Institutional Class	3,330,876	3,330,876

Total Affiliated Investment Companies (Cost $94,175,513)		103,060,918

Total Investments (Cost $94,175,513) — 100.0%		103,060,918
Net other assets (liabilities) — 0.0%		(42,388)

Net Assets — 100.0%		$103,018,530

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Capital Manager Growth Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (101.2%)
BB&T International Equity Fund, Institutional Class	896,241	$9,786,956
BB&T Large Cap Fund, Institutional Class	1,331,665	25,727,766
BB&T Large Cap Growth Fund, Institutional Class	1,822,496	17,167,915
BB&T Mid Cap Growth Fund, Institutional Class	212,054	3,129,919
BB&T Mid Cap Value Fund, Institutional Class	355,766	4,692,557
BB&T Small Cap Fund, Institutional Class	318,720	5,048,520
BB&T Total Return Bond Fund, Institutional Class	1,395,045	13,992,306
BB&T U.S. Treasury Money Market Fund, Institutional Class	3,621,183	3,621,183

Total Affiliated Investment Companies (Cost $76,608,139)		83,167,122

Total Investments (Cost $76,608,139) — 101.2%		83,167,122
Net other assets (liabilities) — (1.2)%		(1,002,306)

Net Assets — 100.0%		$82,164,816

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Capital Manager Equity Fund

Schedule of Portfolio Investments	March 31, 2006

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (101.2%)
BB&T International Equity Fund, Institutional Class	592,175	$6,466,552
BB&T Large Cap Fund, Institutional Class	880,255	17,006,518
BB&T Large Cap Growth Fund, Institutional Class	1,204,472	11,346,123
BB&T Mid Cap Growth Fund, Institutional Class	140,432	2,072,783
BB&T Mid Cap Value Fund, Institutional Class	235,136	3,101,439
BB&T Small Cap Fund, Institutional Class	210,774	3,338,660
BB&T U.S. Treasury Money Market Fund, Institutional Class	1,955,401	1,955,401

Total Affiliated Investment Companies (Cost $39,776,055)		45,287,476

Total Investments (Cost $39,776,055) — 101.2%		45,287,476
Net other assets (liabilities) — (1.2)%		(555,737)

Net Assets — 100.0%		$44,731,739

See page 47 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Funds

Footnote Legend to the Schedules of Portfolio Investments

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2006.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be illiquid. As of March 31, 2006, these securities represent 2.0% and 4.8% of net assets in the North Carolina Intermediate Tax-Free Fund and the Prime Money Market, respectively.
(f)	Represents a security purchased on a when-issued basis. At March 31, 2006, total cost of investments purchased on a when-issued basis for the South Carolina Intermediate Tax-Free Fund, the Total Return Bond Fund and the West Virginia Intermediate Tax-Free Fund was $487,805, $47,141,018 and $1,004,870, respectively.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2006. For bond funds, the maturity date reflected is the final maturity date. For money market funds, the maturity date reflected is the next reset date.
**	Discount Note. Rate disclosed represents the effective yield at March 31, 2006.

ADR — American Depositary Receipt.

AMBAC — Insured by AMBAC Indemnity Corp.

AMBAC-TCRS — Secondarily Insured by AMBAC Indemnity Corp.

CMO — Collateralized Mortgage Obligation.

ETM — Escrowed to Maturity.

FGIC — Insured by the Financial Guaranty Insurance Corp.

FHA — Insured by the Federal Housing Administration.

FSA — Insured by Financial Security Assurance.

GTY AGMT — Insured through Guaranty Agreement.

LCD — Letter of Credit.

LLC — Limited Liability Company.

MBIA — Insured by the Municipal Bond Insurance Association.

NA — North America.

OID — Original Issue Discount.

REIT — Real Estate Investment Trust.

SCSDE — South Carolina School District Enhancement.

XLCA — Insured by XL Capital Assurance.

See accompanying notes to the financial statements.

BB&T Funds

Statements of Assets and Liabilities

(Unaudited)	March 31, 2006

	Large Cap Fund	Large Cap Growth Fund
Assets:
Investments, at cost	$673,519,279	$442,968,293
Unrealized appreciation (depreciation)	187,341,945	50,778,450

Investments, at fair value*	860,861,224	493,746,743
Repurchase agreements, at cost	20,188,220	8,403,908
Cash	—	—
Foreign currency, at value**	—	—
Interest and dividends receivable	1,209,224	295,020
Receivable for capital shares issued	969,256	516,594
Receivable for investments sold	—	3,756,765
Receivable for forward foreign currency contracts	—	—
Reclaims receivable	—	—
Prepaid expenses	15,838	7,779

Total Assets	883,243,762	506,726,809

Liabilities:
Covered options written (premiums received $0; $0; $0; $0; $0; $0; $189,359; $164,669)	—	—
Cash overdraft	—	—
Dividends payable	400,817	304,449
Payable for forward foreign currency contracts	—	—
Payable for investments purchased	—	8,369,520
Payable for capital shares redeemed	562,222	215,272
Payable for collateral received on loaned securities	169,698,443	113,502,460
Accrued expenses and other payables:
Investment advisory fees	423,653	228,381
Administration fees	68,707	37,083
Fund accounting fees	6,215	3,420
Transfer agency fees	11,633	6,682
Distribution fees	26,808	11,999
Compliance service fees	987	531
Other	72,483	41,444

Total Liabilities	171,271,968	122,721,241

Net Assets:
Capital	504,028,629	345,027,387
Accumulated undistributed net investment income (loss)	232,690	(16,797)
Accumulated realized gains/(losses) from investment and foreign currency transactions	20,368,530	(11,783,472)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currency	187,341,945	50,778,450

Net Assets	$711,971,794	$384,005,568

Net Assets
Class A Shares	$43,396,194	$9,098,013
Class B Shares	20,383,769	11,761,293
Class C Shares	153,367	19,065
Institutional Shares	648,038,464	363,127,197

Total	$711,971,794	$384,005,568

Outstanding Units of Beneficial Interest (Shares)
Class A Shares	2,252,239	981,585
Class B Shares	1,067,431	1,348,373
Class C Shares	8,045	2,185
Institutional Shares	33,549,823	38,548,325

Total	36,877,538	40,880,468

Net Asset Value
Class A Shares — redemption price per share	$19.27	$9.27

Class B Shares — offering price per share***	$19.10	$8.72

Class C Shares — offering price per share***	$19.06	$8.73

Institutional Shares — offering and redemption price per share	$19.32	$9.42

Maximum Sales Charge — Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/100% — Maximum Sales Charge) of net asset value adjusted to the nearest cent per share — Class A Shares	$20.44	$9.83

*	The Large Cap Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund and Small Cap Fund include securities on loan of $163,269,303; $109,850,550; $52,195,662; $78,490,751 and $31,842,664 respectively.
**	The International Equity Fund includes foreign currency at cost of $1,028,236.
***	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

Mid Cap Value Fund	Mid Cap Growth Fund	Small Cap Fund	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund

$251,406,102	$195,418,155	$129,734,506	$196,854,158	$136,309,291	$84,323,193
17,178,342	47,361,733	22,016,336	64,506,345	31,759,615	11,822,909

268,584,444	242,779,888	151,750,842	261,360,503	168,068,906	96,146,102
10,280,821	4,560,002	10,697,121	—	25,627,489	5,659,556
—	—	—	—	2,352	—
—	—	—	1,043,027	—	—
297,153	73,597	79,009	1,043,911	71,982	334,937
115,991	417,761	55,232	17,775	257,609	104,204
—	2,019,172	—	—	624,700	647,247
—	—	—	49,040	—	—
—	—	—	401,258	—	—
5,342	3,065	11,176	5,308	10,894	16,877

279,283,751	249,853,485	162,593,380	263,920,822	194,663,932	102,908,923

—	—	—	—	179,115	3,100
—	—	2,521	358,776	—	—
68,214	198,896	46,699	125,830	—	61,284
—	—	—	18,172
1,265,029	4,527,125	468,499	149,802	180,793	401,850
333,855	220,911	364,132	850,333	242,374	130,801
54,206,019	80,855,263	32,946,276	—	—	—

131,747	94,589	86,833	199,098	130,425	60,003
21,402	15,315	12,180	25,075	18,458	9,668
2,047	1,515	1,435	4,296	1,791	1,018
3,794	3,138	4,494	3,279	8,858	3,929
7,915	4,889	6,423	2,592	62,583	26,708
304	220	172	347	273	142
27,479	23,177	3,177	74,248	4,998	2,545

56,067,805	85,945,038	33,942,841	1,811,848	829,668	701,048

202,004,706	103,841,618	150,538,438	207,212,252	160,317,703	89,917,988
106,984	(7,133)	28,250	(645,980)	(170,270)	78,836
3,925,914	12,712,229	(43,932,485)	(9,004,820)	1,916,972	226,573
17,178,342	47,361,733	22,016,336	64,547,522	31,769,859	11,984,478

$223,215,946	$163,908,447	$128,650,539	$262,108,974	$193,834,264	$102,207,875

$13,647,528	$12,007,525	$9,692,183	$3,615,470	$78,349,652	$50,510,203
5,366,113	2,886,536	5,316,885	2,061,587	22,632,961	7,657,595
719,354	46,731	24,320	165,203	32,336,306	11,650,111
203,482,951	148,967,655	113,617,151	256,266,714	60,515,345	32,389,966

$223,215,946	$163,908,447	$128,650,539	$262,108,974	$193,834,264	$102,207,875

1,037,886	853,876	614,924	336,085	5,126,171	4,011,600
415,284	213,038	344,834	202,510	1,514,930	609,230
55,690	3,448	1,579	16,264	2,163,126	927,383
15,430,990	10,093,081	7,172,308	23,463,253	3,931,865	2,570,024

16,939,850	11,163,443	8,133,645	24,018,112	12,736,092	8,118,237

$13.15	$14.06	$15.76	$10.76	$15.28	$12.59

$12.92	$13.55	$15.42	$10.18	$14.94	$12.57

$12.92	$13.55	$15.40	$10.16	$14.95	$12.56

$13.19	$14.76	$15.84	$10.92	$15.39	$12.60

5.75%	5.75%	5.75%	5.75%	5.75%	5.75%

$13.95	$14.92	$16.72	$11.41	$16.22	$13.36

See accompanying notes to the financial statements.

BB&T Funds

Statements of Assets and Liabilities

(Unaudited)	March 31, 2006

	Short U.S. Government Fund	Intermediate U.S. Government Fund
Assets:
Investments, at cost	$205,452,890	$618,709,822
Unrealized appreciation (depreciation)	(3,131,987)	(11,904,437)

Investments, at fair value*	202,320,903	606,805,385
Repurchase agreements, at cost	1,837,041	3,982,915
Interest and dividends receivable	1,233,182	2,848,281
Receivable for capital shares issued	16,580	74,183
Receivable for investments sold	—	—
Prepaid expenses	4,040	10,582

Total Assets	205,411,746	613,721,346

Liabilities:
Dividends payable	222,861	774,485
Payable for investments purchased	—	—
Payable for capital shares redeemed	1,398,374	774,538
Payable for collateral received on loaned securities	66,686,726	155,213,593
Accrued expenses and other payables:
Investment advisory fees	53,675	189,449
Administration fees	14,740	45,030
Fund accounting fees	1,826	4,949
Transfer agency fees	1,492	5,182
Distribution fees	1,504	6,756
Compliance service fees	210	683
Other	10,262	61,599

Total Liabilities	68,391,670	157,076,264

Net Assets:
Capital	146,215,581	476,365,498
Accumulated undistributed net investment income (loss)	(270,187)	402,962
Accumulated realized gains/(losses) from investment transactions	(5,793,331)	(8,218,941)
Net unrealized appreciation/depreciation on investments	(3,131,987)	(11,904,437)

Net Assets	$137,020,076	$456,645,082

Net Assets
Class A Shares	$7,046,367	$10,809,480
Class B Shares	—	4,920,172
Class C Shares	—	222,720
Institutional Shares	129,973,709	440,692,710

Total	$137,020,076	$456,645,082

Outstanding Units of Beneficial Interest (Shares)
Class A Shares	748,986	1,105,846
Class B Shares	—	505,005
Class C Shares	—	22,844
Institutional Shares	13,799,286	45,027,712

Total	14,548,272	46,661,407

Net Asset Value
Class A Shares — redemption price per share	$9.41	$9.77

Class B Shares — offering price per share**	—	$9.74

Class C Shares — offering price per share**	—	$9.75

Institutional Shares — offering and redemption price per share	$9.42	$9.79

Maximum Sales Charge — Class A Shares	3.00%	5.75%

Maximum Offering Price (100%/100% — Maximum Sales Charge) of net asset value adjusted to the nearest cent per share — Class A Shares	$9.70	$10.37

*	The Short U.S. Government Fund, Intermediate U.S. Government Fund, and Total Return Bond Fund include securities on loan of $65,298,648; $151,810,794 and $139,383,711; respectively.
**	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

Total Return Bond Fund	Kentucky Intermediate Tax-Free Fund	Maryland Intermediate Tax-Free Fund	North Carolina Intermediate Tax-Free Fund	South Carolina Intermediate Tax-Free Fund	Virginia Intermediate Tax-Free Fund

$714,232,426	$15,371,598	$10,697,446	$111,452,351	$20,341,051	$75,227,033
(10,425,516)	20,890	(9,964)	1,587,558	227,379	1,664,809

703,806,910	15,392,488	10,687,482	113,039,909	20,568,430	76,891,842
8,029,771	—	—	—	—	—
3,735,719	216,387	109,600	1,581,750	202,174	966,303
1,928,192	—	70,000	—	13,000	25,000
54,197	63,299	117,377	456,783	26,291	20,258
8,275	260	171	1,946	653	2,648

717,563,064	15,672,434	10,984,630	115,080,388	20,810,548	77,906,051

1,140,812	39,538	25,880	295,782	50,089	224,427
61,009,525	—	268,417	258,535	487,805	—
433,992	48,000	29,472	71,890	12,962	—
142,805,013	—	—	—	—	—

208,060	5,579	2,778	43,797	7,412	30,021
48,920	1,575	1,052	11,061	1,958	7,633
5,188	995	1,004	2,147	731	1,516
5,391	191	125	1,197	239	812
6,555	559	353	4,700	885	2,553
702	24	15	162	29	113
1,747	1,794	1,494	12,915	201	4,486

205,665,905	98,255	330,590	702,186	562,311	271,561

526,677,101	15,609,755	10,869,537	112,733,860	19,970,405	76,040,979
(2,075)	1,360	(466)	86,298	15,954	77,333
(4,352,351)	(57,826)	(205,067)	(29,514)	34,499	(148,631)
(10,425,516)	20,890	(9,964)	1,587,558	227,379	1,664,809

$511,897,159	$15,574,179	$10,654,040	$114,378,202	$20,248,237	$77,634,490

$6,398,538	$2,590,500	$1,625,281	$22,415,713	$4,144,906	$12,029,696
5,776,695	—	—	—	—	—
205,109	—	—	—	—	—
499,516,817	12,983,679	9,028,759	91,962,489	16,103,331	65,604,794

$511,897,159	$15,574,179	$10,654,040	$114,378,202	$20,248,237	$77,634,490

638,269	260,322	164,120	2,190,774	406,038	1,069,199
575,866	—	—	—	—	—
20,440	—	—	—	—	—
49,799,406	1,306,234	910,344	8,989,791	1,587,741	5,832,302

51,033,981	1,566,556	1,074,464	11,180,565	1,993,779	6,901,501

$10.02	$9.95	$9.90	$10.23	$10.21	$11.25

$10.03	—	—	—	—	—

$10.03	—	—	—	—	—

$10.03	$9.94	$9.92	$10.23	$10.14	$11.25

5.75%	3.00%	3.00%	3.00%	3.00%	3.00%

$10.64	$10.26	$10.21	$10.55	$10.52	$11.60

See accompanying notes to the financial statements.

BB&T Funds

Statements of Assets and Liabilities

(Unaudited)	March 31, 2006

	West Virginia Intermediate Tax-Free Fund	Prime Money Market Fund
Assets:
Investments:
Unaffiliated investments, at cost	$68,835,784	$899,862,879
Investment in affiliates, at cost	—	—

Total investments, at cost	68,835,784	899,862,879
Unrealized appreciation (depreciation)	856,907	—

Investments, at value	69,692,691	899,862,879
Repurchase agreements, at cost	—	74,408,000
Collateralized loan agreements, at cost	—	209,000,000
Cash	—	—
Interest and dividends receivable	1,190,284	2,858,011
Receivable for capital shares issued	275,000	—
Receivable for investments sold	—	—
Prepaid expenses	1,330	18,870

Total Assets	71,159,305	1,186,147,760

Liabilities:
Cash Overdraft	—	214
Dividends payable	191,845	1,962,401
Payable for investments purchased	2,086,103	3,000,000
Payable for capital shares redeemed	24,565	—
Accrued expenses and other payables:
Investment advisory fees	26,198	288,234
Adminstration fees	6,635	108,425
Fund accounting fees	1,465	10,439
Transfer agency fees	774	10,468
Distribution fees	3,199	233,399
Compliance service fees	98	1,678
Other	7,582	130,327

Total Liabilities	2,348,464	5,745,585

Net Assets:
Capital	67,696,868	1,180,332,754
Accumulated undistributed net investment income (loss)	(8,616)	67,845
Accumulated realized gains/(losses) from invesment transactions	265,682	1,576
Net unrealized appreciation/depreciation on investments	856,907	—

Net Assets	$68,810,841	$1,180,402,175

Net Assets
Class A Shares	$15,268,305	$554,592,196
Class B Shares	—	1,394,985
Class C Shares	—	335,869
Institutional Shares	53,542,536	624,079,125

Total	$68,810,841	$1,180,402,175

Outstanding Units of Beneficial Interest (Shares)
Class A Shares	1,577,693	554,561,338
Class B Shares	—	1,394,881
Class C Shares	—	335,849
Institutional Shares	5,527,141	624,056,120

Total	7,104,834	1,180,348,188

Net Asset Value
Class A Shares — redemption price per share	$9.68	$1.00

Class B Shares — offering price per share*	—	$1.00

Class C Shares — offering price per share*	—	$1.00

Institutional Shares — offering and redemption price per share	$9.69	$1.00

Maximum Sales Charge — Class A Shares	3.00%	NA

Maximum Offering Price (100%/100% — Maximum Sales Charge) of net asset value adjusted to the nearest cent per share — Class A Shares	$9.98	$1.00

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

U.S. Treasury Money Market Fund	Capital Manager Conservative Growth Fund	Capital Manager Moderate Growth Fund	Capital Manager Growth Fund	Capital Manager Equity Fund

$328,286,788	$—	$—	$—	$—
—	81,074,209	94,175,513	76,608,139	39,776,055

328,286,788	81,074,209	94,175,513	76,608,139	39,776,055
—	6,189,706	8,885,405	6,558,983	5,511,421

328,286,788	87,263,915	103,060,918	83,167,122	45,287,476
328,496,279	—	—	—	—
—	—	—	—	—
—	—	—	—	—
800,770	258,822	241,758	163,639	71,630
—	376	9,188	20,625	3,245
—	445,000	465,000	160,000	70,000
14,137	2,681	2,470	2,238	2,640

657,597,974	87,970,794	103,779,334	83,513,624	45,434,991

—	—	—	—	—
1,490,302	14,072	6,776	3,453	2,041
—	600,000	700,000	1,310,000	680,000
—	6,895	9,199	1,382	7,032

156,639	—	—	—	—
62,426	—	—	—	—
6,480	1,297	3,173	2,988	1,362
6,188	744	870	690	375
50,094	6,609	26,091	20,519	8,392
981	125	144	113	62
63,074	8,593	14,551	9,663	3,988

1,836,184	638,335	760,804	1,348,808	703,252

655,761,544	82,814,370	94,522,025	75,838,369	37,714,479
246	66,137	109,462	101,747	65,685
—	(1,737,754)	(498,362)	(334,283)	1,440,154
—	6,189,706	8,885,405	6,558,983	5,511,421

$655,761,790	$87,332,459	$103,018,530	$82,164,816	$44,731,739

$119,944,099	$9,580,492	$33,014,735	$21,120,064	$7,064,961
595,757	5,193,618	22,418,421	19,139,769	8,229,610
5,166	129,541	128,686	61,656	19,924
535,216,768	72,428,808	47,456,688	41,843,327	29,417,244

$655,761,790	$87,332,459	$103,018,530	$82,164,816	$44,731,739

119,944,343	969,232	3,260,450	2,083,405	616,139
595,755	525,238	2,251,114	1,921,350	737,829
5,166	13,140	12,850	6,190	1,791
535,216,555	7,272,262	4,670,967	4,123,979	2,549,552

655,761,819	8,779,872	10,195,381	8,134,924	3,905,311

$1.00	$9.88	$10.13	$10.14	$11.47

$1.00	$9.89	$9.96	$9.96	$11.15

$1.00	$9.86	$10.01	$9.96	$11.12

$1.00	$9.96	$10.16	$10.15	$11.54

NA	5.75%	5.75%	5.75%	5.75%

$1.00	$10.49	$10.74	$10.76	$12.17

See accompanying notes to the financial statements.

BB&T Funds

Statements of Operations

(Unaudited)	For the Period Ended March 31, 2006

	Large Cap Fund	Large Cap Growth Fund
Investment Income:
Interest income	$473,363	$212,126
Dividend income	9,211,594	2,146,146
Foreign tax withholding	—	—
Income from securities lending	63,277	30,380

Total Investment Income	9,748,234	2,388,652

Expenses:
Investment advisory fees (See Note 4)	2,477,452	1,343,072
Administration fees (See Note 4)	380,402	206,226
Fund accounting fees (See Note 4)	43,068	23,620
Transfer agency fees (See Note 4)	76,050	38,472
Distribution fees — Class A Shares (See Note 4)	103,115	22,765
Distribution fees — Class B Shares (See Note 4)	104,594	60,933
Distribution fees — Class C Shares (See Note 4)	904	93
Compliance service fees (See Note 4)	6,005	3,130
Custodian fees	38,107	18,657
Trustee fees	13,633	7,015
Other	122,288	58,928

Total expenses before waivers	3,365,618	1,782,911
Less expenses waived by the Investment Advisor	(200,330)	(108,726)
Less expenses waived by the Distributor	(51,558)	(11,382)

Net Expenses	3,113,730	1,662,803

Net Investment Income (Loss)	6,634,504	725,849

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on option contracts	—	—
Net realized gains (losses) from investment securities and foreign currency transactions	23,783,011	12,318,942
Change in unrealized appreciation/depreciation of investment securities and foreign currency transactions	19,075,074	(422,341)

Net realized/unrealized gains (losses) on investments and foreign currency transactions	42,858,085	11,896,601

Change in net assets from operations	$49,492,589	$12,622,450

See accompanying notes to the financial statements.

Mid Cap Value Fund	Mid Cap Growth Fund	Small Cap Fund	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund

$132,971	$85,117	$96,199	$—	$351,546	$174,603
1,343,123	928,313	408,456	2,105,389	808,871	1,608,011
—	—	—	(122,355)	—	—
22,370	41,085	7,476	—	—	—

1,498,464	1,054,515	512,131	1,983,034	1,160,417	1,782,614

733,190	539,058	321,331	1,192,986	752,801	328,523
112,604	82,793	36,515	135,553	106,917	53,347
14,214	10,021	4,576	29,915	12,767	6,758
23,007	17,754	10,318	20,149	49,210	21,821
15,940	13,552	4,167	8,776	191,420	115,284
24,305	12,618	2,283	9,802	109,511	32,725
2,521	422	25	641	153,219	50,388
1,675	1,240	398	2,125	1,614	692
11,447	7,337	2,915	78,190	10,049	4,826
3,550	2,882	926	4,754	3,519	1,655
32,846	26,214	11,649	38,797	35,370	24,221

975,299	713,891	395,103	1,521,688	1,426,397	640,240
(58,823)	(43,398)	(64,267)	(119,297)	—	—
—	—	(2,083)	(4,388)	(95,710)	(57,642)

916,476	670,493	328,753	1,398,003	1,330,687	582,598

581,988	384,022	183,378	585,031	(170,270)	1,200,016

—	—	—	—	30,091	—
4,226,041	13,048,878	4,601,648	12,336,123	3,978,773	226,574
15,006,390	4,110,903	4,297,133	15,575,770	2,528,137	5,610,408

19,232,431	17,159,781	8,898,781	27,911,893	6,537,001	5,836,982

$19,814,419	$17,543,803	$9,082,159	$28,496,924	$6,366,731	$7,036,998

See accompanying notes to the financial statements.

BB&T Funds

Statements of Operations

(Unaudited)	For the Period Ended March 31, 2006

	Short U.S. Government Fund	Intermediate U.S. Government Fund
Investment Income:
Interest income	$2,652,402	$13,092,257
Dividend income	—	—
Income from securities lending	32,138	104,738

Total Investment Income	2,684,540	13,196,995

Expenses:
Investment advisory fees (See Note 4)	455,145	1,550,683
Administration fees (See Note 4)	86,139	293,466
Fund accounting fees (See Note 4)	11,105	40,735
Transfer agency fees (See Note 4)	10,920	39,998
Distribution fees — Class A Shares (See Note 4)	18,724	29,053
Distribution fees — Class B Shares (See Note 4)	—	26,601
Distribution fees — Class C Shares (See Note 4)	—	1,451
Compliance service fees (See Note 4)	1,614	5,491
Custodian fees	7,660	26,570
Trustee fees	4,474	8,856
Other	25,271	80,790

Total expenses before waivers	621,052	2,103,694
Less expenses waived by the Investment Advisor	(113,786)	(273,668)
Less expenses waived by the Distributor	(9,362)	(14,526)

Net Expenses	497,904	1,815,500

Net Investment Income (Loss)	2,186,636	11,381,495

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from investment transactions	(183,918)	(4,538,553)
Change in unrealized appreciation/depreciation of investments	(791,774)	(7,691,170)

Net realized/unrealized gains (losses) on investments	(975,692)	(12,229,723)

Change in net assets from operations	$1,210,944	$(848,228)

See accompanying notes to the financial statements.

Total Return Bond Fund	Kentucky Intermediate Tax-Free Fund	Maryland Intermediate Tax-Free Fund	North Carolina Intermediate Tax-Free Fund	South Carolina Intermediate Tax-Free Fund	Virginia Intermediate Tax-Free Fund

$11,759,378	$320,633	$201,192	$2,439,266	$420,412	$1,735,896
—	7,473	5,078	26,020	7,831	23,537
94,981	—	—	—	—	—

11,854,359	328,106	206,270	2,465,286	428,243	1,759,433

1,458,865	51,496	33,208	340,619	60,839	236,977
276,249	9,747	6,286	64,487	11,518	44,863
34,601	6,703	6,463	13,509	6,035	10,289
33,373	1,287	826	7,833	1,531	5,311
16,944	6,518	4,092	53,049	10,254	31,894
29,795	—	—	—	—	—
1,054	—	—	—	—	—
4,363	163	104	1,031	162	711
26,765	853	555	5,620	997	4,089
9,406	320	208	2,131	342	1,469
78,637	4,171	2,497	18,720	6,065	13,567

1,970,052	81,258	54,239	506,999	97,743	349,170
(259,332)	(18,879)	(16,874)	(85,155)	(17,658)	(59,244)
(8,472)	(3,259)	(2,046)	(26,525)	(5,127)	(15,947)

1,702,248	59,120	35,319	395,319	74,958	273,979

10,152,111	268,986	170,951	2,069,967	353,285	1,485,454

(4,121,696)	(54,332)	(53,679)	(62,241)	33,581	(150,703)
(6,989,924)	(123,795)	(83,521)	(1,478,618)	(327,797)	(1,130,629)

(11,111,620)	(178,127)	(137,200)	(1,540,859)	(294,216)	(1,281,332)

$(959,509)	$90,859	$33,751	$529,108	$59,069	$204,122

See accompanying notes to the financial statements.

BB&T Funds

Statements of Operations

(Unaudited)	For the Period Ended March 31, 2006

	West Virginia Intermediate Tax-Free Fund	Prime Money Market Fund
Investment Income:
Interest income	$1,551,229	$23,542,036
Dividend income	18,513	—
Dividend income from affiliates	—	—
Income from securities lending	—	—

Total Investment Income	1,569,742	23,542,036

Expenses:
Investment advisory fees	154,221	2,160,041
Administration fees (See Note 4)	38,929	613,672
Fund accounting fees (See Note 4)	11,304	70,241
Transfer agency fees (See Note 4)	4,881	71,370
Distribution fees — Class A Shares (See Note 4)	17,781	1,289,546
Distribution fees — Class B Shares (See Note 4)	—	7,541
Distribution fees — Class C Shares (See Note 4)	—	1,894
Compliance services fees (See Note 4)	639	9,295
Custodian fees	3,106	67,077
Trustee fees	1,288	21,496
Other	11,869	189,765

Total expenses before waivers	244,018	4,501,938
Less expenses waived by the Investment Advisor	—	(594,012)
Less expenses waived by the Administrator	—	—
Less expenses waived by the Distributor	—	—

Net Expenses	244,018	3,907,926

Net Investment Income (Loss)	1,325,724	19,634,110

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from investment transactions	246,624	1,576
Net realized gain distributions from underlying funds	—	—
Change in unrealized appreciation/depreciation of investments	(1,057,832)	—

Net realized/unrealized gains (losses) on investments	(811,208)	1,576

Change in net assets from operations	$514,516	$19,635,686

See accompanying notes to the financial statements.

U.S. Treasury Money Market Fund	Capital Manager Conservative Growth Fund	Capital Manager Moderate Growth Fund	Capital Manager Growth Fund	Capital Manager Equity Fund

$14,197,776	$—	$—	$—	$—
—	—	—	—	—
—	1,538,773	1,525,138	1,081,250	513,328
106,611	—	—	—	—

14,304,387	1,538,773	1,525,138	1,081,250	513,328

1,402,278	107,728	121,904	94,697	51,625
398,179	48,956	55,409	43,048	23,468
45,011	5,390	6,089	4,731	2,571
49,458	8,846	19,834	17,329	8,054
291,404	23,908	76,346	46,715	16,458
3,275	25,640	110,017	89,338	38,346
74	681	626	239	95
6,845	796	851	641	344
39,039	4,724	5,250	4,162	2,303
14,321	1,705	1,907	1,486	801
141,756	16,617	19,943	16,483	9,576

2,391,640	244,991	418,176	318,869	153,641
(443,259)	(107,728)	(121,904)	(94,697)	(51,625)
—	(48,956)	(55,409)	(43,048)	(23,468)
—	(11,954)	(38,173)	(23,357)	(8,229)

1,948,381	76,353	202,690	157,767	70,319

12,356,006	1,462,420	1,322,448	923,483	443,009

—	169,487	(180,292)	(117,250)	327
—	1,582,059	2,448,754	2,275,079	1,553,175
—	(598,551)	1,059,550	1,451,152	1,118,106

—	1,152,995	3,328,012	3,608,981	2,671,608

$12,356,006	$2,615,415	$4,650,460	$4,532,464	$3,114,617

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets

	Large Cap Fund		Large Cap Growth Fund
	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
	(Unaudited)		(Unaudited)
From Investment Activities
Operations:
Net investment income (loss)	$6,634,504	$12,192,576	$725,849	$2,215,410
Net realized gains (losses) from investment securities and foreign currency transactions	23,783,011	47,605,821	12,318,942	24,836,740
Change in unrealized appreciation/depreciation of investment securities and foreign currency transactions	19,075,074	35,932,841	(422,341)	8,590,549

Change in net assets from operations	49,492,589	95,731,238	12,622,450	35,642,699

Dividends to Class A Shareholders:
Net investment income	(344,659)	(576,782)	(7,279)	(41,621)
Net realized gains from investment transactions	(3,036,244)	—	—	—
Dividends to Class B Shareholders:
Net investment income	(97,011)	(209,031)	—	(34,833)
Net realized gains from investment transactions	(1,539,960)	—	—	—
Dividends to Class C Shareholders:
Net investment income	(806)	(1,373)	—	(110)
Net realized gains from investment transactions	(13,216)	—	—	—
Dividends to Institutional Class Shareholders:
Net investment income	(5,816,916)	(11,420,295)	(728,042)	(2,146,171)
Net realized gains from investment transactions	(43,740,178)	—	—	—

Change in net assets from shareholder dividends	(54,588,990)	(12,207,481)	(735,321)	(2,222,735)

Capital Transactions:
Change in net assets from capital transactions	49,495,226	(94,385,766)	14,260,716	(44,276,953)

Change in net assets	44,398,825	(10,862,009)	26,147,845	(10,856,989)
Net Assets:
Beginning of period	667,572,969	678,434,978	357,857,723	368,714,712

End of period	$711,971,794	$667,572,969	$384,005,568	$357,857,723

Accumulated undistributed net investment income (loss)	$232,690	$(142,422)	$(16,797)	$(7,325)

See accompanying notes to the financial statements.

Mid Cap Value Fund		Mid Cap Growth Fund		Small Cap Fund		International Equity Fund
For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$581,988	$2,086,164	$384,022	$(650,843)	$183,378	$693,285	$585,031	$3,189,210
4,226,041	78,019,273	13,048,878	14,423,194	4,601,648	7,666,906	12,336,123	23,396,171
15,006,390	(40,170,825)	4,110,903	19,508,277	4,297,133	3,616,868	15,575,770	16,828,222

19,814,419	39,934,612	17,543,803	33,280,628	9,082,159	11,977,059	28,496,924	43,413,603

(21,280)	(87,140)	(18,135)	—	(7,163)	(5,318)	(402)	(29,608)
(1,333,886)	(3,524,287)	(1,059,712)	(107,640)	(191,408)	(20,187)	—	—

(901)	(16,556)	—	—	(2,860)	(1,258)	—	(15,662)
(513,508)	(1,270,093)	(249,959)	(26,807)	(45,459)	(4,329)	—	—

(121)	(1,758)	—	—	(9)	(29)	—	(234)
(45,330)	(114,396)	(8,280)	(2,371)	(613)	(43)	—	—

(498,412)	(1,899,246)	(373,020)	—	(163,887)	(644,153)	(333,355)	(3,151,658)
(18,584,705)	(54,097,901)	(12,750,698)	(1,390,450)	(8,036,789)	(1,923,687)	—	—

(20,998,143)	(61,011,377)	(14,459,804)	(1,527,268)	(8,448,188)	(2,599,004)	(333,757)	(3,197,162)

34,858,350	14,299,002	21,123,120	(20,323,437)	65,102,922	(13,757,275)	(1,245,716)	(42,128,491)

33,674,626	(6,777,763)	24,207,119	11,429,923	65,736,893	(4,379,220)	26,917,451	(1,912,050)

189,541,320	196,319,083	139,701,328	128,271,405	62,913,646	67,292,866	235,191,523	237,103,573

$223,215,946	$189,541,320	$163,908,447	$139,701,328	$128,650,539	$62,913,646	$262,108,974	$235,191,523

$106,984	$45,710	$(7,133)	$—	$28,250	$18,791	$(645,980)	$(897,254)

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Special Opportunities Equity Fund		Equity Income Fund
	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
	(Unaudited)		(Unaudited)
From Investment Activities
Operations:
Net investment income (loss)	$(170,270)	$(835,017)	$1,200,016	$1,410,198
Net realized gains (losses) from investment transactions	4,008,864	8,511,250	226,574	2,050,561
Change in unrealized appreciation/depreciation of investments	2,528,137	16,152,156	5,610,408	5,384,664

Change in net assets from operations	6,366,731	23,828,389	7,036,998	8,845,423

Dividends to Class A Shareholders:
Net investment income	—	—	(560,146)	(602,645)
Net realized gains from investment transactions	(3,922,525)	(323,812)	(981,811)	(18,755)
Dividends to Class B Shareholders:
Net investment income	—	—	(58,365)	(61,733)
Net realized gains from investment transactions	(1,153,429)	(136,241)	(137,614)	(4,173)
Dividends to Class C Shareholders:
Net investment income	—	—	(89,500)	(97,631)
Net realized gains from investment transactions	(1,585,769)	(174,173)	(213,187)	(5,788)
Dividends to Institutional Class Shareholders:
Net investment income	—	—	(405,955)	(658,424)
Net realized gains from investment transactions	(3,033,471)	(381,013)	(674,732)	(44,436)

Change in net assets from shareholder dividends	(9,695,194)	(1,015,239)	(3,121,310)	(1,493,585)

Capital Transactions:
Change in net assets from capital transactions	8,502,046	68,303,302	12,584,897	47,396,767

Change in net assets	5,173,583	91,116,452	16,500,585	54,748,605
Net Assets:
Beginning of period	188,660,681	97,544,229	85,707,290	30,958,685

End of period	$193,834,264	$188,660,681	$102,207,875	$85,707,290

Accumulated undistributed net investment income (loss)	$(170,270)	$—	$78,836	$(7,214)

See accompanying notes to the financial statements.

Short U.S. Government Fund		Intermediate U.S. Government Fund		Total Return Bond Fund		Kentucky Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$2,186,636	$5,003,172	$11,381,495	$21,870,460	$10,152,111	$13,383,359	$268,986	$495,844
(183,918)	(379,543)	(4,538,553)	(273,986)	(4,121,696)	5,949,823	(54,332)	51,649
(791,774)	(2,478,333)	(7,691,170)	(7,911,749)	(6,989,924)	(12,459,542)	(123,795)	(322,868)

1,210,944	2,145,296	(848,228)	13,684,725	(959,509)	6,873,640	90,859	244,625

(122,970)	(243,972)	(240,328)	(477,803)	(140,151)	(243,169)	(38,166)	(69,816)
—	—	—	(56,160)	(31,092)	(15,675)	—	—

—	—	(90,558)	(190,379)	(100,806)	(224,351)	—	—
—	—	—	(29,669)	(26,599)	(20,100)	—	—

—	—	(4,896)	(14,318)	(3,573)	(8,225)	—	—
—	—	—	(2,287)	(927)	(747)	—	—

(2,542,353)	(5,957,741)	(10,934,580)	(23,429,629)	(10,394,520)	(15,035,177)	(231,148)	(423,702)
—	—	—	(2,449,142)	(2,117,462)	(858,176)	—	—

(2,665,323)	(6,201,713)	(11,270,362)	(26,649,387)	(12,815,130)	(16,405,620)	(269,314)	(493,518)

(25,291,084)	(36,554,057)	(90,017,213)	17,614,479	50,288,873	200,521,516	(2,382,547)	2,217,737

(26,745,463)	(40,610,474)	(102,135,803)	4,649,817	36,514,234	190,989,536	(2,561,002)	1,948,844

163,765,539	204,376,013	558,780,885	554,131,068	475,382,925	284,393,389	18,135,181	16,186,337

$137,020,076	$163,765,539	$456,645,082	$558,780,885	$511,897,159	$475,382,925	$15,574,179	$18,135,181

$(270,187)	$208,500	$402,962	$291,829	$(2,075)	$484,864	$1,360	$1,688

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Maryland Intermediate Tax-Free Fund		North Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
	(Unaudited)		(Unaudited)
From Investment Activities
Operations:
Net investment income (loss)	$170,951	$303,626	$2,069,967	$3,955,629
Net realized gains (losses) from investment transactions	(53,679)	(20,169)	(62,241)	984,109
Change in unrealized appreciation/depreciation of investments	(83,521)	(113,820)	(1,478,618)	(3,088,206)

Change in net assets from operations	33,751	169,637	529,108	1,851,532

Dividends to Class A Shareholders:
Net investment income	(23,607)	(26,781)	(357,657)	(733,411)
Net realized gains from investment transactions	—	—	(188,609)	(38,438)
Dividends to Class B Shareholders:
Net investment income	—	—	—	—
Net realized gains from investment transactions	—	—	—	—
Dividends to Class C Shareholders:
Net investment income	—	—	—	—
Net realized gains from investment transactions	—	—	—	—
Dividends to Institutional Class Shareholders:
Net investment income	(147,671)	(277,284)	(1,670,144)	(3,212,382)
Net realized gains from investment transactions	—	—	(813,080)	(159,613)

Change in net assets from shareholder dividends	(171,278)	(304,065)	(3,029,490)	(4,143,844)

Capital Transactions:
Change in net assets from capital transactions	(900,918)	2,052,613	1,860,897	(2,116,768)

Change in net assets	(1,038,445)	1,918,185	(639,485)	(4,409,080)
Net Assets:
Beginning of period	11,692,485	9,774,300	115,017,687	119,426,767

End of period	$10,654,040	$11,692,485	$114,378,202	$115,017,687

Accumulated undistributed net investment income (loss)	$(466)	$(139)	$86,298	$44,132

See accompanying notes to the financial statements.

South Carolina Intermediate Tax-Free Fund		Virginia Intermediate Tax-Free Fund		West Virginia Intermediate Tax-Free Fund		Prime Money Market Fund
For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$353,285	$699,510	$1,485,454	$2,871,165	$1,325,724	$2,658,263	$19,634,110	$20,982,349
33,581	347,851	(150,703)	451,579	246,624	424,070	1,576	296
(327,797)	(719,387)	(1,130,629)	(1,964,246)	(1,057,832)	(1,514,595)	—	—

59,069	327,974	204,122	1,358,498	514,516	1,567,738	19,635,686	20,982,645

(67,011)	(120,824)	(219,165)	(439,836)	(261,290)	(410,722)	(8,670,416)	(9,358,223)
(70,839)	(26,156)	(73,017)	(26,900)	(87,942)	(83,550)	—	—

—	—	—	—	—	—	(21,380)	(26,256)
—	—	—	—	—	—	—	—

—	—	—	—	—	—	(5,375)	(4,720)
—	—	—	—	—	—	—	—

(286,302)	(578,238)	(1,222,020)	(2,431,188)	(1,063,896)	(2,242,970)	(10,878,762)	(11,593,150)
(276,367)	(119,968)	(374,838)	(133,111)	(336,138)	(472,029)	—	—

(700,519)	(845,186)	(1,889,040)	(3,031,035)	(1,749,266)	(3,209,271)	(19,575,933)	(20,982,349)

349,508	(579,207)	(1,404,851)	606,500	473,301	(3,118,848)	174,003,609	47,539,283

(291,942)	(1,096,419)	(3,089,769)	(1,066,037)	(761,449)	(4,760,381)	174,063,362	47,539,579

20,540,179	21,636,598	80,724,259	81,790,296	69,572,290	74,332,671	1,006,338,813	958,799,234

$20,248,237	$20,540,179	$77,634,490	$80,724,259	$68,810,841	$69,572,290	$1,180,402,175	$1,006,338,813

$15,954	$15,982	$77,333	$33,064	$(8,616)	$(9,154)	$67,845	$9,668

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	U.S. Treasury Money Market Fund		Capital Manager Conservative Growth Fund
	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
	(Unaudited)		(Unaudited)
From Investment Activities
Operations:
Net investment income (loss)	$12,356,006	$17,879,508	$1,462,420	$2,105,959
Net realized gains (losses) from investment transactions	—	—	169,487	(1,325,271)
Net realized distributions from underlying funds	—	—	1,582,059	862,586
Change in unrealized appreciation/depreciation of investments	—	—	(598,551)	4,281,075

Change in net assets from operations	12,356,006	17,879,508	2,615,415	5,924,349

Dividends to Class A Shareholders:
Net investment income	(1,816,594)	(2,034,759)	(157,602)	(168,581)
Net realized gains from investment transactions	—	—	—	—
Dividends to Class B Shareholders:
Net investment income	(8,467)	(8,071)	(65,593)	(77,014)
Net realized gains from investment transactions	—	—	—	—
Dividends to Class C Shareholders:
Net investment income	(177)	(109)	(1,637)	(2,499)
Net realized gains from investment transactions	—	—	—	—
Dividends to Institutional Class Shareholders:
Net investment income	(10,530,768)	(15,836,569)	(1,253,851)	(1,775,465)
Net realized gains from investment transactions	—	—	—	—

Change in net assets from shareholder dividends	(12,356,006)	(17,879,508)	(1,478,683)	(2,023,559)

Capital Transactions:
Change in net assets from capital transactions	(52,079,070)	(341,713,777)	606,079	3,484,227

Change in net assets	(52,079,070)	(341,713,777)	1,742,811	7,385,017
Net Assets:
Beginning of period	707,840,860	1,049,554,637	85,589,648	78,204,631

End of period	$655,761,790	$707,840,860	$87,332,459	$85,589,648

Accumulated undistributed net investment income (loss)	$246	$246	$66,137	$82,400

See accompanying notes to the financial statements.

Capital Manager Moderate Growth Fund		Capital Manager Growth Fund		Capital Manager Equity Fund
For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
(Unaudited)		(Unaudited)		(Unaudited)

$1,322,448	$1,437,620	$923,483	$830,676	$443,009	$313,973
(180,292)	(2,270,891)	(117,250)	(1,601,280)	327	5,772
2,448,754	1,241,944	2,275,079	1,124,177	1,553,175	773,587
1,059,550	7,702,572	1,451,152	6,904,538	1,118,106	3,696,738

4,650,460	8,111,245	4,532,464	7,258,111	3,114,617	4,790,070

(431,843)	(404,055)	(238,455)	(169,918)	(72,704)	(28,662)
—	—	—	—	(112,648)	—

(229,270)	(176,756)	(163,685)	(66,171)	(60,775)	(6,994)
—	—	—	—	(134,397)	—

(1,330)	(1,384)	(552)	(138)	(150)	(1)
—	—	—	—	(336)	—

(680,901)	(725,067)	(541,300)	(472,193)	(329,629)	(192,382)
—	—	—	—	(458,864)	—

(1,343,344)	(1,307,262)	(943,992)	(708,420)	(1,169,503)	(228,039)

5,415,254	13,866,681	6,633,500	10,933,539	3,267,820	4,544,281

8,722,370	20,670,664	10,221,972	17,483,230	5,212,934	9,106,312

94,296,160	73,625,496	71,942,844	54,459,614	39,518,805	30,412,493

$103,018,530	$94,296,160	$82,164,816	$71,942,844	$44,731,739	$39,518,805

$109,462	$130,358	$101,747	$122,256	$65,685	$85,934

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Large Cap Fund		Large Cap Growth Fund
	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$4,277,715	$9,661,619	$995,615	$1,781,452
Proceeds from shares issued in conversion	—	—	—	—
Dividends reinvested	3,049,687	546,626	6,380	34,217
Value of shares redeemed	(3,376,684)	(6,489,397)	(1,325,878)	(2,280,442)

Change in net assets from Class A Share transactions	3,950,718	3,718,848	(323,883)	(464,773)
Class B Shares:
Proceeds from shares issued	632,623	1,142,035	219,980	602,206
Proceeds from shares issued in conversion	—	—	—	—
Dividends reinvested	1,622,959	210,190	2	34,776
Value of shares redeemed	(3,807,666)	(8,551,951)	(1,436,861)	(2,993,414)

Change in net assets from Class B Share transactions	(1,552,084)	(7,199,726)	(1,216,879)	(2,356,432)
Class C Shares:
Proceeds from shares issued	8,507	52,119	704	11,034
Proceeds from shares issued in conversion	—	—	—	—
Dividends reinvested	14,020	1,389	—	110
Value of shares redeemed	(43,687)	(52,297)	(55)	(20,255)

Change in net assets from Class C Share transactions	(21,160)	1,211	649	(9,111)
Institutional Shares:
Proceeds from shares issued	62,183,894	68,736,038	39,383,422	38,224,930
Proceeds from shares issued in conversion	—	—	—	—
Dividends reinvested	33,088,546	6,375,592	424,492	1,162,910
Value of shares redeemed	(48,154,688)	(166,017,729)	(24,007,085)	(80,834,477)

Change in net assets from Institutional Share transactions	47,117,752	(90,906,099)	15,800,829	(41,446,637)

Change in net assets from capital transactions	$49,495,226	$(94,385,766)	$14,260,716	$(44,276,953)

Share Transactions:
Class A Shares:
Issued	224,115	517,981	110,050	203,723
Issued in conversion	—	—	—	—
Reinvested	163,932	29,386	688	3,819
Redeemed	(177,796)	(347,071)	(145,488)	(260,302)

Change in Class A Shares	210,251	200,296	(34,750)	(52,760)
Class B Shares:
Issued	33,567	62,625	25,693	73,333
Issued in conversion	—	—	—	—
Reinvested	88,138	11,398	—	4,106
Redeemed	(201,348)	(463,800)	(168,021)	(361,793)

Change in Class B Shares	(79,643)	(389,777)	(142,328)	(284,354)
Class C Shares:
Issued	455	2,803	83	1,334
Issued in conversion	—	—	—	—
Reinvested	763	75	—	13
Redeemed	(2,293)	(2,943)	(7)	(2,390)

Change in Class C Shares	(1,075)	(65)	76	(1,043)
Institutional Shares:
Issued	3,257,701	3,763,766	4,230,065	4,363,516
Issued in conversion	—	—	—	—
Reinvested	1,773,780	342,725	45,063	128,373
Redeemed	(2,513,707)	(8,934,669)	(2,593,448)	(9,093,856)

Change in Institutional Shares	2,517,774	(4,828,178)	1,681,680	(4,601,967)

Change in Shares	2,647,307	(5,017,724)	1,504,678	(4,940,124)

See accompanying notes to the financial statements.

Mid Cap Value Fund		Mid Cap Growth Fund		Small Cap Fund		International Equity Fund
For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$2,009,207	$4,485,560	$1,547,960	$2,518,857	$334,946	$1,710,491	$787,599	$2,478,283
—	—	—	—	4,200,800	—	—	—
1,301,444	3,485,585	1,036,565	106,199	166,972	24,657	323	28,796
(1,932,010)	(3,419,250)	(1,246,340)	(2,430,159)	(561,937)	(578,781)	(1,272,627)	(837,193)

1,378,641	4,551,895	1,338,185	194,897	4,140,781	1,156,367	(484,705)	1,669,886

702,453	945,833	374,673	228,265	107,773	127,135	141,278	142,997
—	—	—	—	6,716,217	—	—	—
512,918	1,284,643	246,230	26,526	48,317	5,587	—	16,175
(336,957)	(730,819)	(172,825)	(342,348)	(34,626)	(35,184)	(309,747)	(640,348)

878,414	1,499,657	448,078	(87,557)	6,837,681	97,538	(168,469)	(481,176)

329,867	86,720	8,554	59,422	62	4,000	57,767	88,381
—	—	—	—	22,004	—	—	—
38,171	90,479	8,279	2,371	622	72	8	235
(4,208)	(314,401)	(48,421)	(241,417)	—	(1,606)	—	(852)

363,830	(137,202)	(31,588)	(179,624)	22,688	2,466	57,775	87,764

40,892,379	41,973,265	26,546,775	24,514,270	17,209,233	12,467,749	27,810,328	24,998,978
—	—	—	—	41,863,063	—	—	—
13,017,833	34,205,347	6,303,904	587,204	3,811,720	1,559,698	207,604	2,083,059
(21,672,747)	(67,793,960)	(13,482,234)	(45,352,627)	(8,782,244)	(29,041,093)	(28,668,249)	(70,487,002)

32,237,465	8,384,652	19,368,445	(20,251,153)	54,101,772	(15,013,646)	(650,317)	(43,404,965)

$34,858,350	$14,299,002	$21,123,120	$(20,323,437)	$65,102,922	$(13,757,275)	$(1,245,716)	$(42,128,491)

155,163	271,180	113,334	200,123	21,666	108,999	79,896	267,274
—	—	—	—	519,216	—	—	—
104,280	259,391	79,755	8,835	11,385	1,663	30	3,230
(147,756)	(216,209)	(90,820)	(195,031)	(35,276)	(37,585)	(128,857)	(93,010)

111,687	314,362	102,269	13,927	516,991	73,077	(48,931)	177,494

54,852	57,215	28,340	19,563	7,013	8,300	14,863	16,667
—	—	—	—	320,692	—	—	—
41,799	97,143	19,667	2,263	3,357	382	—	1,917
(25,796)	(43,973)	(12,803)	(28,374)	(2,326)	(2,282)	(33,039)	(74,499)

70,855	110,385	35,204	(6,548)	328,736	6,400	(18,176)	(55,915)

26,234	5,360	672	4,938	5	265	6,123	9,933
—	—	—	—	1,265	—	—	—
3,110	6,824	661	202	43	5	1	27
(338)	(19,649)	(3,634)	(18,787)	—	(105)	—	(101)

29,006	(7,465)	(2,301)	(13,647)	1,313	165	6,124	9,859

3,170,360	2,538,005	1,846,284	1,903,007	1,133,924	802,471	2,668,402	2,743,691
—	—	—	—	2,617,536	—	—	—
1,039,431	2,536,735	461,521	46,864	259,104	105,249	19,011	231,260
(1,660,351)	(4,052,925)	(949,992)	(3,563,229)	(551,783)	(1,887,106)	(2,825,043)	(7,688,123)

2,549,440	1,021,815	1,357,813	(1,613,358)	3,458,781	(979,386)	(137,630)	(4,713,172)

2,760,988	1,439,097	1,492,985	(1,619,626)	4,305,821	(899,744)	(198,613)	(4,581,734)

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Special Opportunities Equity Fund		Equity Income Fund
	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$9,309,135	$50,533,764	$11,549,012	$33,326,261
Dividends reinvested	3,800,006	314,726	1,464,873	589,988
Value of shares redeemed	(9,120,850)	(12,154,765)	(5,280,602)	(1,849,819)

Change in net assets from Class A Share transactions	3,988,291	38,693,725	7,733,283	32,066,430
Class B Shares:
Proceeds from shares issued	1,538,014	7,432,082	2,031,669	3,572,969
Dividends reinvested	1,097,152	132,617	183,297	62,723
Value of shares redeemed	(1,442,058)	(1,625,829)	(442,675)	(119,544)

Change in net assets from Class B Share transactions	1,193,108	5,938,870	1,772,291	3,516,148
Class C Shares:
Proceeds from shares issued	3,264,937	14,020,481	3,107,907	6,467,982
Dividends reinvested	1,572,304	171,895	290,718	100,048
Value of shares redeemed	(2,184,368)	(3,171,753)	(848,680)	(304,640)

Change in net assets from Class C Share transactions	2,652,873	11,020,623	2,549,945	6,263,390
Institutional Shares:
Proceeds from shares issued	3,599,683	15,525,894	1,535,253	5,868,423
Dividends reinvested	2,382,335	339,818	920,152	688,209
Value of shares redeemed	(5,314,244)	(3,215,628)	(1,926,027)	(1,005,833)

Change in net assets from Institutional Share transactions	667,774	12,650,084	529,378	5,550,799

Change in net assets from capital transactions	$8,502,046	$68,303,302	$12,584,897	$47,396,767

Share Transactions:
Class A Shares:
Issued	620,229	3,430,628	939,531	2,869,638
Reinvested	257,977	21,932	119,637	50,231
Redeemed	(609,713)	(804,158)	(423,854)	(156,448)

Change in Class A Shares	268,493	2,648,402	635,314	2,763,421
Class B Shares:
Issued	104,320	512,930	165,557	307,803
Reinvested	76,033	9,352	15,004	5,368
Redeemed	(98,424)	(109,982)	(35,995)	(10,194)

Change in Class B Shares	81,929	412,300	144,566	302,977
Class C Shares:
Issued	222,423	975,534	253,358	561,000
Reinvested	108,885	12,122	23,826	8,567
Redeemed	(148,830)	(212,218)	(69,178)	(25,759)

Change in Class C Shares	182,478	775,438	208,006	543,808
Institutional Shares:
Issued	238,512	1,037,730	123,247	509,983
Reinvested	160,751	23,598	75,062	59,891
Redeemed	(353,127)	(210,210)	(155,812)	(83,473)

Change in Institutional Shares	46,136	851,118	42,497	486,401

Change in Shares	579,036	4,687,258	1,030,383	4,096,607

See accompanying notes to the financial statements.

Short U.S. Government Fund		Intermediate U.S. Government Fund		Total Return Bond Fund		Kentucky Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$870,720	$1,521,231	$2,252,653	$7,912,637	$873,960	$3,553,124	$66,932	$880,498
87,353	200,254	210,588	511,872	150,686	236,789	32,393	68,804
(1,820,841)	(2,023,644)	(5,105,282)	(6,364,645)	(1,692,225)	(1,171,666)	(48,383)	(1,085,960)

(862,768)	(302,159)	(2,642,041)	2,059,864	(667,579)	2,618,247	50,942	(136,658)

—	—	189,851	309,161	349,034	590,741	—	—
—	—	80,817	204,831	112,800	232,014	—	—
—	—	(948,016)	(1,534,282)	(677,820)	(1,092,541)	—	—

—	—	(677,348)	(1,020,290)	(215,986)	(269,786)	—	—

—	—	15,122	92,895	14,052	16,713	—	—
—	—	3,064	13,100	4,249	8,371	—	—
—	—	(61,359)	(428,764)	(25,365)	(57,214)	—	—

—	—	(43,173)	(322,769)	(7,064)	(32,130)	—	—

6,733,226	45,135,970	21,707,952	161,477,331	90,577,373	239,507,286	776,877	7,483,716
1,108,732	2,187,510	6,331,956	13,752,797	5,426,493	7,254,855	334	1,275
(32,270,274)	(83,575,378)	(114,694,559)	(158,332,454)	(44,824,364)	(48,556,956)	(3,210,700)	(5,130,596)

(24,428,316)	(36,251,898)	(86,654,651)	16,897,674	51,179,502	198,205,185	(2,433,489)	2,354,395

$(25,291,084)	$(36,554,057)	$(90,017,213)	$17,614,479	$50,288,873	$200,521,516	$(2,382,547)	$2,217,737

92,043	158,795	227,618	783,801	85,808	341,242	6,719	86,656
9,248	20,875	21,302	50,474	14,826	22,635	3,239	6,786
(192,467)	(211,022)	(515,718)	(629,447)	(165,995)	(112,317)	(4,831)	(106,990)

(91,176)	(31,352)	(266,798)	204,828	(65,361)	251,560	5,127	(13,548)

—	—	19,204	30,638	34,268	56,591	—	—
—	—	8,201	20,267	11,092	22,148	—	—
—	—	(96,022)	(151,847)	(66,709)	(104,808)	—	—

—	—	(68,617)	(100,942)	(21,349)	(26,069)	—	—

—	—	1,265	9,176	1,380	1,598	—	—
—	—	311	1,296	417	800	—	—
—	—	(6,188)	(42,455)	(2,492)	(5,488)	—	—

—	—	(4,612)	(31,983)	(695)	(3,090)	—	—

711,645	4,698,111	2,186,643	15,900,619	8,899,680	22,968,831	77,612	739,641
117,262	227,789	639,479	1,355,399	533,720	693,599	34	126
(3,411,952)	(8,711,294)	(11,562,917)	(15,658,921)	(4,397,259)	(4,652,378)	(321,319)	(506,921)

(2,583,045)	(3,785,394)	(8,736,795)	1,597,097	5,036,141	19,010,052	(243,673)	232,846

(2,674,221)	(3,816,746)	(9,076,822)	1,669,000	4,948,736	19,232,453	(238,546)	219,298

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	Maryland Intermediate Tax-Free Fund		North Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$201,198	$1,131,881	$3,393,134	$7,701,435
Dividends reinvested	17,515	19,961	438,437	639,663
Value of shares redeemed	(182,926)	(196,969)	(2,540,780)	(8,948,526)

Change in net assets from Class A Share transactions	35,787	954,873	1,290,791	(607,428)
Class B Shares:
Proceeds from shares issued	—	—	—	—
Dividends reinvested	—	—	—	—
Value of shares redeemed	—	—	—	—

Change in net assets from Class B share transactions	—	—	—	—
Class C Shares:
Proceeds from shares issued	—	—	—	—
Dividends reinvested	—	—	—	—
Value of shares redeemed	—	—	—	—

Change in net assets from Class C share transactions	—	—	—	—
Institutional Shares:
Proceeds from shares issued	1,266,680	3,481,070	13,954,342	31,065,370
Dividends reinvested	—	28	27,368	27,118
Value of shares redeemed	(2,203,385)	(2,383,358)	(13,411,604)	(32,601,828)

Change in net assets from Institutional Share transactions	(936,705)	1,097,740	570,106	(1,509,340)

Change in net assets from capital transactions	$(900,918)	$2,052,613	$1,860,897	$(2,116,768)

Share Transactions:
Class A Shares:
Issued	20,200	112,251	329,127	729,383
Reinvested	1,756	1,978	42,541	60,575
Redeemed	(18,336)	(19,446)	(246,190)	(851,796)

Change in Class A Shares	3,620	94,783	125,478	(61,838)
Class B Shares:
Issued	—	—	—	—
Reinvested	—	—	—	—
Redeemed	—	—	—	—

Change in Class B Shares	—	—	—	—
Class C Shares:
Issued	—	—	—	—
Reinvested	—	—	—	—
Redeemed	—	—	—	—

Change in Class C Shares	—	—	—	—
Institutional Shares:
Issued	126,756	344,202	1,351,141	2,948,573
Reinvested	—	3	2,655	2,576
Redeemed	(220,835)	(235,979)	(1,298,450)	(3,087,873)

Change in Institutional Shares	(94,079)	108,226	55,346	(136,724)

Change in Shares	(90,459)	203,009	180,824	(198,562)

See accompanying notes to the financial statements.

South Carolina Intermediate Tax-Free Fund		Virginia Intermediate Tax-Free Fund		West Virginia Intermediate Tax-Free Fund		Prime Money Market Fund
For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$160,831	$567,315	$1,233,400	$3,405,742	$1,891,286	$4,029,274	$369,255,506	$653,088,826
124,247	139,596	142,621	217,712	256,728	382,174	8,667,155	9,671,407
(81,681)	(690,630)	(2,224,663)	(3,208,442)	(533,001)	(1,048,404)	(316,639,746)	(595,695,608)

203,397	16,281	(848,642)	415,012	1,615,013	3,363,044	61,282,915	67,064,625

—	—	—	—	—	—	170,852	461,617
—	—	—	—	—	—	21,366	26,539
—	—	—	—	—	—	(587,751)	(977,892)

—	—	—	—	—	—	(395,533)	(489,736)

—	—	—	—	—	—	219,376	93,694
—	—	—	—	—	—	5,740	4,767
—	—	—	—	—	—	(215,057)	(225,799)

—	—	—	—	—	—	10,059	(127,338)

2,477,277	2,267,601	4,956,979	16,254,714	5,204,479	7,786,086	852,535,359	1,062,641,967
117	—	42,649	59,445	3,338	1,049	1,346,309	1,490,626
(2,331,283)	(2,863,089)	(5,555,837)	(16,122,671)	(6,349,529)	(14,269,027)	(740,775,500)	(1,083,040,861)

146,111	(595,488)	(556,209)	191,488	(1,141,712)	(6,481,892)	113,106,168	(18,908,268)

$349,508	$(579,207)	$(1,404,851)	$606,500	$473,301	$(3,118,848)	$174,003,609	$47,539,283

15,526	53,567	108,311	292,826	193,916	405,774	369,255,506	653,088,826
12,052	13,084	12,564	18,732	26,362	38,436	8,667,155	9,671,407
(7,922)	(64,210)	(195,372)	(275,812)	(54,513)	(105,279)	(316,639,746)	(595,695,608)

19,656	2,441	(74,497)	35,746	165,765	338,931	61,282,915	67,064,625

—	—	—	—	—	—	170,852	461,617
—	—	—	—	—	—	21,366	26,539
—	—	—	—	—	—	(587,751)	(977,892)

—	—	—	—	—	—	(395,533)	(489,736)

—	—	—	—	—	—	219,376	93,694
—	—	—	—	—	—	5,740	4,767
—	—	—	—	—	—	(215,057)	(225,799)

—	—	—	—	—	—	10,059	(127,338)

241,631	214,639	436,111	1,400,680	533,214	783,915	852,535,359	1,062,641,967
12	—	3,758	5,117	343	105	1,346,309	1,490,626
(226,407)	(270,854)	(488,720)	(1,386,069)	(650,460)	(1,436,248)	(740,775,500)	(1,083,040,861)

15,236	(56,215)	(48,851)	19,728	(116,903)	(652,228)	113,106,168	(18,908,268)

34,892	(53,774)	(123,348)	55,474	48,862	(313,297)	174,003,609	47,539,283

See accompanying notes to the financial statements.

BB&T Funds

Statements of Changes in Net Assets, continued

	U.S. Treasury Money Market Fund		Capital Manager Conservative Growth Fund
	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$78,486,727	$122,382,575	$1,952,042	$4,545,111
Dividends reinvested	1,816,364	2,116,647	147,895	174,477
Value of shares redeemed	(74,619,332)	(132,739,325)	(1,302,118)	(1,604,470)

Change in net assets from Class A Share transactions	5,683,759	(8,240,103)	797,819	3,115,118
Class B Shares:
Proceeds from shares issued	63,673	313,580	585,760	837,278
Dividends reinvested	7,977	7,886	63,173	83,612
Value of shares redeemed	(283,209)	(401,098)	(514,079)	(1,025,899)

Change in net assets from Class B Share transactions	(211,559)	(79,632)	134,854	(105,009)
Class C Shares:
Proceeds from shares issued	—	32,427	978	4,097
Dividends reinvested	173	111	1,637	2,873
Value of shares redeemed	(32,524)	—	(30,001)	(40,020)

Change in net assets from Class C Share transactions	(32,351)	32,538	(27,386)	(33,050)
Institutional Shares:
Proceeds from shares issued	573,344,358	850,340,038	1,994,109	7,174,505
Dividends reinvested	2,894,099	3,639,835	1,230,877	2,031,356
Value of shares redeemed	(633,757,376)	(1,187,406,453)	(3,524,194)	(8,698,693)

Change in net assets from Institutional Share transactions	(57,518,919)	(333,426,580)	(299,208)	507,168

Change in net assets from capital transactions	$(52,079,070)	$(341,713,777)	$606,079	$3,484,227

Share Transactions:
Class A Shares:
Issued	78,486,727	122,382,575	200,517	471,031
Reinvested	1,816,364	2,116,647	15,075	18,128
Redeemed	(74,619,332)	(132,739,325)	(132,472)	(166,711)

Change in Class A Shares	5,683,759	(8,240,103)	83,120	322,448
Class B Shares:
Issued	63,673	313,580	59,840	87,018
Reinvested	7,977	7,886	6,439	8,692
Redeemed	(283,209)	(401,098)	(52,494)	(106,529)

Change in Class B Shares	(211,559)	(79,632)	13,785	(10,819)
Class C Shares:
Issued	—	32,427	100	425
Reinvested	173	111	166	300
Redeemed	(32,524)	—	(3,087)	(4,189)

Change in Class C Shares	(32,351)	32,538	(2,821)	(3,464)
Institutional Shares:
Issued	573,344,358	850,340,038	200,897	738,450
Reinvested	2,894,099	3,639,835	124,507	209,918
Redeemed	(633,757,376)	(1,187,406,453)	(356,805)	(898,329)

Change in Institutional Shares	(57,518,919)	(333,426,580)	(31,401)	50,039

Change in Shares	(52,079070)	(341,713,777)	62,683	358,204

See accompanying notes to the financial statements.

Capital Manager Moderate Growth Fund		Capital Manager Growth Fund		Capital Manager Equity Fund
For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006	For the Year Ended September 30, 2005
(Unaudited)		(Unaudited)		(Unaudited)

$4,614,933	$10,050,273	$3,955,304	$6,209,050	$916,677	$2,993,886
419,979	432,713	233,410	174,631	166,941	29,192
(1,978,707)	(3,962,369)	(1,187,751)	(2,661,745)	(517,218)	(1,002,205)

3,056,205	6,520,617	3,000,963	3,721,936	566,400	2,020,873

1,611,477	4,133,083	1,936,453	4,047,594	664,806	1,701,167
227,158	179,010	162,156	65,614	194,167	6,959
(2,062,236)	(3,138,147)	(935,600)	(2,300,772)	(494,905)	(773,587)

(223,601)	1,173,946	1,163,009	1,812,436	364,068	934,539

13,891	46,923	22,229	4,603	5,438	301
1,330	1,384	552	137	487	1
(12,646)	(118,189)	—	(36,901)	(5,437)	(74,313)

2,575	(69,882)	22,781	(32,161)	488	(74,011)

3,571,311	8,257,339	3,214,868	7,167,157	2,554,414	4,088,655
674,348	799,904	533,744	505,600	773,392	198,724
(1,665,584)	(2,815,243)	(1,301,865)	(2,241,429)	(990,942)	(2,624,499)

2,580,075	6,242,000	2,446,747	5,431,328	2,336,864	1,662,880

$5,415,254	$13,866,681	$6,633,500	$10,933,539	$3,267,820	$4,544,281

464,925	1,053,979	401,086	666,388	82,669	286,202
42,316	45,275	23,740	18,603	15,150	2,805
(198,880)	(415,364)	(120,406)	(286,259)	(46,317)	(95,524)

308,361	683,890	304,420	398,732	51,502	193,483

165,497	441,141	198,974	442,110	61,056	169,091
23,327	18,957	16,871	7,100	18,146	680
(211,575)	(335,050)	(96,088)	(252,552)	(46,027)	(76,268)

(22,751)	125,048	119,757	196,658	33,175	93,503

1,418	4,988	2,295	499	504	30
136	146	58	14	45	—
(1,285)	(12,517)	—	(4,068)	(504)	(7,356)

269	(7,383)	2,353	(3,555)	45	(7,326)

357,515	862,088	325,251	768,886	227,985	389,867
67,722	83,518	54,210	53,932	69,664	18,948
(166,077)	(293,469)	(131,256)	(239,476)	(90,018)	(250,678)

259,160	652,137	248,205	583,342	207,631	158,137

545,039	1,453,692	674,735	1,175,177	292,353	437,797

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments and foreign currency transactions	Total from Investment Activities	Net investment income	Net realized gains on investments and foreign currency transactions	Total Dividends
Large Cap Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$19.47	0.17		1.23	1.40	(0.16)	(1.44)	(1.60)
Year Ended September 30, 2005	$17.26	0.28		2.22	2.50	(0.29)	—	(0.29)
Year Ended September 30, 2004	$14.87	0.23		2.38	2.61	(0.22)	—	(0.22)
Year Ended September 30, 2003	$12.84	0.23		2.03	2.26	(0.23)	—	(0.23)
Year Ended September 30, 2002	$16.79	0.18		(3.47)	(3.29)	(0.18)	(0.48)	(0.66)
Year Ended September 30, 2001	$18.57	0.22		(0.89)	(0.67)	(0.22)	(0.89)	(1.11)
Large Cap Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$8.97	0.01	(c)	0.30	0.31	(0.01)	—	(0.01)
Year Ended September 30, 2005	$8.22	0.02	(c)	0.77	0.79	(0.04)	—	(0.04)
Year Ended September 30, 2004	$7.69	(0.01)		0.54	0.53	—	—	—
Year Ended September 30, 2003	$6.60	(0.02)		1.11	1.09	—	—	—
Year Ended September 30, 2002	$8.16	(0.06)		(1.50)	(1.56)	—	—	—
Year Ended September 30, 2001	$14.75	(0.05)		(5.56)	(5.61)	—	(0.98)	(0.98)
Mid Cap Value Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$13.35	0.02		1.25	1.27	(0.02)	(1.45)	(1.47)
Year Ended September 30, 2005	$15.40	0.13	(c)	3.04	3.17	(0.13)	(5.09)	(5.22)
Year Ended September 30, 2004	$12.98	0.18	(c)	2.42	2.60	(0.18)	—	(0.18)
Year Ended September 30, 2003	$10.93	0.16	(c)	2.04	2.20	(0.15)	—	(0.15)
Year Ended September 30, 2002	$13.12	0.17	(c)	(1.04)	(0.87)	(0.17)	(1.15)	(1.32)
February 1, 2001 to September 30, 2001 (b)	$14.26	0.15		(1.15)	(1.00)	(0.14)	—	(0.14)
Year Ended January 31, 2001	$14.10	0.22		0.94	1.16	(0.21)	(0.79)	(1.00)
Mid Cap Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$13.90	0.02	(c)	1.58	1.60	(0.02)	(1.42)	(1.44)
Year Ended September 30, 2005	$10.95	(0.09	)(c)	3.18	3.09	—	(0.14)	(0.14)
Year Ended September 30, 2004	$9.84	(0.08)		1.19	1.11	—	—	—
Year Ended September 30, 2003	$8.07	(0.09)		1.86	1.77	—	—	—
Year Ended September 30, 2002	$9.80	(0.08)		(1.02)	(1.10)	—	(0.63)	(0.63)
February 1, 2001 to September 30, 2001 (b)	$14.42	(0.07)		(4.55)	(4.62)	—	—	—
Year Ended January 31, 2001	$20.36	(0.13)		(1.99)	(2.12)	—	(3.82)	(3.82)
Small Cap Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$16.38	0.07		1.63	1.70	(0.02)	(2.30)	(2.32)
Year Ended September 30, 2005	$14.21	0.11	(c)	2.62	2.73	(0.14)	(0.42)	(0.56)
Year Ended September 30, 2004	$11.44	—	(c)(d)	2.90	2.90	(0.01)	(0.12)	(0.13)
May 19, 2003 to September 30, 2003 (a)	$10.00	0.01	(c)	1.43	1.44	— (d)	—	— (d)
International Equity Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.58	0.01		1.17	1.18	— (d)	—	— (d)
Year Ended September 30, 2005	$8.12	0.10	(c)	1.47	1.57	(0.11)	—	(0.11)
Year Ended September 30, 2004	$6.88	0.07	(c)	1.25	1.32	(0.08)	—	(0.08)
Year Ended September 30, 2003	$6.31	0.06	(c)	0.54	0.60	(0.03)	—	(0.03)
Year Ended September 30, 2002	$7.43	(0.02	)(c)	(1.10)	(1.12)	—	—	—
Year Ended September 30, 2001	$12.49	(0.05)		(2.99)	(3.04)	—	(2.02)	(2.02)
Special Opportunities Equity Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$15.57	(0.01)		0.51	0.50	—	(0.79)	(0.79)
Year Ended September 30, 2005	$13.08	(0.07)		2.68	2.61	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.53	(0.06)		2.69	2.63	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (a)	$10.00	(0.01)		0.54	0.53	—	—	—
Equity Income Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$12.09	0.15		0.76	0.91	(0.14)	(0.27)	(0.41)
Year Ended September 30, 2005	$10.35	0.24		1.77	2.01	(0.25)	(0.02)	(0.27)
June 30, 2004 to September 30, 2004 (a)	$10.00	0.05	(c)	0.34	0.39	(0.04)	—	(0.04)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as Funds of the BB&T Funds, the Mid Cap Value Fund and Mid Cap Growth Fund changed their fiscal year end from January 31 to September 30, 2001. The Financial Highlights for the periods prior to February 1, 2001 represent the OVB Equity Income Portfolio and OVB Capital Appreciation Portfolio, respectively.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)	Ratio of expenses to average net assets* (f)	Portfolio turnover rate**

$19.27	7.56%	$43,396	1.13%	1.77%	1.44%	12.55%
$19.47	14.60%	$39,756	1.14%	1.56%	1.48%	19.50%
$17.26	17.61%	$31,783	1.20%	1.32%	1.56%	16.40%
$14.87	17.73%	$25,397	1.17%	1.67%	1.55%	18.89%
$12.84	(20.57)%	$22,222	1.23%	1.11%	1.62%	23.02%
$16.79	(3.77)%	$29,942	1.24%	1.23%	1.63%	24.20%

$9.27	3.43%	$9,098	1.13%	0.19%	1.44%	78.17%
$8.97	9.62%	$9,116	1.14%	0.38%	1.49%	62.78%
$8.22	6.89%	$8,784	1.22%	(0.33)%	1.58%	127.47%
$7.69	16.52%	$7,042	1.18%	(0.35)%	1.57%	91.73%
$6.60	(19.12)%	$6,240	1.28%	(0.57)%	1.67%	100.46%
$8.16	(40.36)%	$8,146	1.30%	(0.48)%	1.69%	96.41%

$13.15	10.16%	$13,648	1.13%	0.37%	1.19%	25.52%
$13.35	20.82%	$12,361	1.15%	0.76%	1.25%	126.99%
$15.40	20.10%	$9,423	1.23%	1.22%	1.35%	19.17%
$12.98	20.31%	$6,841	1.20%	1.33%	1.35%	18.28%
$10.93	(8.24)%	$5,070	1.15%	1.29%	1.38%	18.20%
$13.12	(7.09)%	$4,554	1.20%	1.45%	1.37%	27.04%
$14.26	8.76%	$5,691	1.21%	1.54%	1.36%	59.00%

$14.06	12.38%	$12,008	1.13%	0.33%	1.19%	51.24%
$13.90	28.45%	$10,444	1.14%	(0.71)%	1.26%	92.74%
$10.95	11.28%	$8,079	1.25%	(0.90)%	1.36%	138.61%
$9.84	21.93%	$6,486	1.19%	(0.96)%	1.36%	125.97%
$8.07	(12.54)%	$5,533	1.17%	(0.88)%	1.44%	117.06%
$9.80	(32.04)%	$7,386	1.25%	(0.52)%	1.47%	90.11%
$14.42	(10.84)%	$12,285	1.27%	(0.37)%	1.48%	63.00%

$15.76	11.52%	$9,692	1.26%	0.47%	1.71%	24.47%
$16.38	19.64%	$1,604	1.29%	0.69%	1.77%	8.39%
$14.21	25.53%	$353	1.48%	(0.03)%	1.91%	11.25%
$11.44	14.43%	$112	2.04%	0.35%	2.29%	48.84%

$10.76	12.33%	$3,615	1.41%	0.17%	1.76%	23.63%
$9.58	19.46%	$3,687	1.46%	1.15%	1.83%	44.96%
$8.12	19.25%	$1,686	1.58%	0.91%	1.92%	50.68%
$6.88	9.58%	$2,162	1.63%	0.95%	1.90%	199.78%
$6.31	(15.07)%	$1,412	1.68%	(0.24)%	1.93%	95.86%
$7.43	(28.52)%	$2,557	1.74%	(0.33)%	1.99%	144.35%

$15.28	3.38%	$78,350	1.28%	(0.05)%	1.53%	28.65%
$15.57	20.05%	$75,627	1.30%	(0.41)%	1.57%	30.38%
$13.08	25.06%	$28,903	1.42%	(0.77)%	1.80%	32.06%
$10.53	5.30%	$5,460	1.06%	(0.42)%	2.02%	13.24%

$12.59	7.64%	$50,510	1.19%	2.61%	1.44%	25.66%
$12.09	19.55%	$40,825	1.10%	2.57%	1.57%	39.65%
$10.35	3.89%	$6,342	1.54%	1.79%	2.14%	1.65%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Short U.S. Government Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.50	0.12		(0.06)		0.06	(0.15)	—	(0.15)
Year Ended September 30, 2005	$9.70	0.23		(0.14)		0.09	(0.29)	—	(0.29)
Year Ended September 30, 2004	$9.89	0.17		(0.10)		0.07	(0.26)	—	(0.26)
Year Ended September 30, 2003	$10.08	0.27		(0.11)		0.16	(0.35)	—	(0.35)
Year Ended September 30, 2002	$10.04	0.43	(c)	0.06	(c)	0.49	(0.45)	—	(0.45)
Year Ended September 30, 2001	$9.63	0.51		0.41		0.92	(0.51)	—	(0.51)
Intermediate U.S. Government Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.01	0.21		(0.24)		(0.03)	(0.21)	—	(0.21)
Year Ended September 30, 2005	$10.24	0.35	(b)	(0.15)		0.20	(0.38)	(0.05)	(0.43)
Year Ended September 30, 2004	$10.57	0.32		(0.19)		0.13	(0.33)	(0.13)	(0.46)
Year Ended September 30, 2003	$10.77	0.35		(0.07)		0.28	(0.39)	(0.09)	(0.48)
Year Ended September 30, 2002	$10.38	0.47	(d)	0.42	(d)	0.89	(0.50)	—	(0.50)
Year Ended September 30, 2001	$9.71	0.51		0.68		1.19	(0.52)	—	(0.52)
Total Return Bond Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.31	0.20		(0.23)		(0.03)	(0.21)	(0.05)	(0.26)
Year Ended September 30, 2005	$10.59	0.38	(b)	(0.19)		0.19	(0.44)	(0.03)	(0.47)
Year Ended September 30, 2004	$10.72	0.41		(0.08)		0.33	(0.46)	—	(0.46)
Year Ended September 30, 2003	$10.33	0.47		0.41		0.88	(0.49)	—	(0.49)
Year Ended September 30, 2002	$10.56	0.53	(e)	(0.04	)(e)	0.49	(0.55)	(0.17)	(0.72)
Year Ended September 30, 2001	$9.98	0.60		0.58		1.18	(0.60)	—	(0.60)
Kentucky Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.06	0.15		(0.11)		0.04	(0.15)	—	(0.15)
Year Ended September 30, 2005	$10.22	0.27	(b)	(0.16)		0.11	(0.27)	—	(0.27)
Year Ended September 30, 2004	$10.23	0.27	(b)	(0.01)		0.26	(0.27)	—	(0.27)
February 24, 2003 to September 30, 2003 (a)	$10.00	0.15	(b)	0.35		0.50	(0.27)	—	(0.27)
Maryland Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.02	0.14		(0.12)		0.02	(0.14)	—	(0.14)
Year Ended September 30, 2005	$10.15	0.26	(b)	(0.13)		0.13	(0.26)	—	(0.26)
Year Ended September 30, 2004	$10.15	0.24		—	(f)	0.24	(0.24)	—	(0.24)
February 24, 2003 to September 30, 2003 (a)	$10.00	0.18		0.15		0.33	(0.18)	—	(0.18)
North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.46	0.18		(0.15)		0.03	(0.17)	(0.09)	(0.26)
Year Ended September 30, 2005	$10.67	0.35		(0.19)		0.16	(0.35)	(0.02)	(0.37)
Year Ended September 30, 2004	$10.81	0.32		(0.10)		0.22	(0.32)	(0.04)	(0.36)
Year Ended September 30, 2003	$10.86	0.33		(0.01)		0.32	(0.33)	(0.04)	(0.37)
Year Ended September 30, 2002	$10.54	0.36		0.40		0.76	(0.36)	(0.08)	(0.44)
Year Ended September 30, 2001	$9.97	0.38		0.57		0.95	(0.38)	—	(0.38)
South Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.54	0.17		(0.15)		0.02	(0.17)	(0.18)	(0.35)
Year Ended September 30, 2005	$10.81	0.34		(0.19)		0.15	(0.34)	(0.08)	(0.42)
Year Ended September 30, 2004	$10.88	0.34		(0.07)		0.27	(0.33)	(0.01)	(0.34)
Year Ended September 30, 2003	$10.87	0.34		0.01		0.35	(0.34)	—	(0.34)
Year Ended September 30, 2002	$10.46	0.37		0.41		0.78	(0.37)	—	(0.37)
Year Ended September 30, 2001	$9.90	0.38		0.56		0.94	(0.38)	—	(0.38)
Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$11.49	0.20		(0.18)		0.02	(0.20)	(0.06)	(0.26)
Year Ended September 30, 2005	$11.74	0.39		(0.22)		0.17	(0.40)	(0.02)	(0.42)
Year Ended September 30, 2004	$11.96	0.38		(0.14)		0.24	(0.38)	(0.08)	(0.46)
Year Ended September 30, 2003	$11.99	0.37		0.01		0.38	(0.37)	(0.04)	(0.41)
Year Ended September 30, 2002	$11.57	0.41		0.42		0.83	(0.41)	—	(0.41)
Year Ended September 30, 2001	$10.96	0.42		0.61		1.03	(0.42)	—	(0.42)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.47, $0.02, and 4.38%, respectively.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.49, $0.40, and 4.74%, respectively.
(e)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.54, $(0.05), and 5.23%, respectively.
(f)	Amount is less than $0.005.
(g)	Not annualized for periods less than one year.
(h)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (g)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (h)	Ratio of net investment income (loss) to average net assets (h)		Ratio of expenses to average net assets* (h)	Portfolio turnover rate**

$9.41	0.69%	$7,046	0.90%	2.65%		1.30%	10.30%
$9.50	0.96%	$7,980	0.91%	2.40%		1.34%	33.67%
$9.70	0.71%	$8,456	0.99%	1.85%		1.41%	62.59%
$9.89	1.56%	$9,619	1.00%	2.48%		1.40%	93.86%
$10.08	5.03%	$5,286	1.03%	4.03	%(c)	1.43%	73.93%
$10.04	9.73%	$3,530	1.03%	5.12%		1.43%	101.28%

$9.77	(0.36)%	$10,809	0.94%	4.17%		1.29%	69.65%
$10.01	1.98%	$13,744	0.96%	3.41%		1.33%	107.04%
$10.24	1.30%	$11,959	1.05%	2.90%		1.42%	98.35%
$10.57	2.62%	$9,646	1.07%	3.13%		1.42%	209.07%
$10.77	8.85%	$6,453	1.10%	4.56	%(d)	1.45%	79.36%
$10.38	12.53%	$4,450	1.11%	5.12%		1.46%	84.76%

$10.02	(0.34)%	$6,399	0.94%	3.94%		1.29%	102.82%
$10.31	1.88%	$7,254	0.96%	3.62%		1.33%	173.74%
$10.59	3.22%	$4,786	1.07%	3.84%		1.44%	31.95%
$10.72	8.69%	$4,308	1.08%	4.34%		1.44%	43.98%
$10.33	4.98%	$2,042	1.11%	5.11	%(e)	1.50%	69.15%
$10.56	12.10%	$426	1.06%	5.76%		1.45%	142.35%

$9.95	0.36%	$2,591	0.90%	2.92%		1.37%	24.39%
$10.06	1.06%	$2,566	0.89%	2.65%		1.47%	37.50%
$10.22	2.55%	$2,746	0.78%	2.63%		1.57%	24.78%
$10.23	5.09%	$1,877	0.62%	2.50%		1.65%	42.87%

$9.90	0.24%	$1,625	0.85%	2.88%		1.41%	86.10%
$10.02	1.28%	$1,609	0.81%	2.57%		1.52%	44.67%
$10.15	2.37%	$667	0.75%	2.32%		1.73%	55.18%
$10.15	3.32%	$482	0.72%	2.22%		2.24%	40.16%

$10.23	0.34%	$22,416	0.90%	3.45%		1.30%	38.76%
$10.46	1.49%	$21,600	0.90%	3.29%		1.36%	60.84%
$10.67	2.10%	$22,689	0.90%	3.03%		1.42%	67.80%
$10.81	3.04%	$25,323	0.92%	3.11%		1.42%	44.56%
$10.86	7.46%	$23,828	0.93%	3.41%		1.43%	20.39%
$10.54	9.69%	$18,718	0.93%	3.66%		1.43%	47.35%

$10.21	0.19%	$4,145	0.94%	3.27%		1.36%	26.82%
$10.54	1.39%	$4,072	0.92%	3.20%		1.40%	56.03%
$10.81	2.60%	$4,149	0.90%	3.11%		1.44%	32.63%
$10.88	3.29%	$4,680	0.86%	3.14%		1.43%	32.04%
$10.87	7.67%	$4,128	0.83%	3.52%		1.48%	21.81%
$10.46	9.67%	$2,143	0.87%	3.73%		1.52%	36.67%

$11.25	0.17%	$12,030	0.90%	3.55%		1.30%	52.88%
$11.49	1.44%	$13,145	0.89%	3.39%		1.36%	48.04%
$11.74	2.05%	$13,005	0.91%	3.22%		1.43%	45.07%
$11.96	3.24%	$7,447	0.92%	3.14%		1.42%	34.17%
$11.99	7.36%	$3,041	0.96%	3.45%		1.46%	13.12%
$11.57	9.58%	$714	0.90%	3.71%		1.40%	31.28%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.85	0.18	(c)	(0.11)	0.07	(0.18)	(0.06)	(0.24)
Year Ended September 30, 2005	$10.08	0.35	(c)	(0.15)	0.20	(0.35)	(0.08)	(0.43)
Year Ended September 30, 2004	$10.20	0.32		(0.07)	0.25	(0.33)	(0.04)	(0.37)
Year Ended September 30, 2003	$10.35	0.33	(c)	0.01	0.34	(0.33)	(0.16)	(0.49)
Year Ended September 30, 2002	$10.01	0.43		0.31	0.74	(0.38)	(0.02)	(0.40)
February 1, 2001 to September 30, 2001 (a)	$9.92	0.29		0.09	0.38	(0.29)	—	(0.29)
Year Ended January 31, 2001	$9.18	0.46		0.74	1.20	(0.46)	—	(0.46)
Prime Money Market Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$1.00	0.02		— (d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2005	$1.00	0.02		— (d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2004	$1.00	—	(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2003	$1.00	—	(d)	—	— (d)	— (d)	—	— (d)
Year Ended September 30, 2002	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2001	$1.00	0.04		—	0.04	(0.04)	—	(0.04)
U.S. Treasury Money Market Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$1.00	0.02		—	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2005	$1.00	0.02		—	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2004	$1.00	—	(d)	—	— (d)	— (d)	—	— (d)
Year Ended September 30, 2003	$1.00	—	(d)	—	— (d)	— (d)	—	— (d)
Year Ended September 30, 2002	$1.00	0.01		— (d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2001	$1.00	0.04		—	0.04	(0.04)	—	(0.04)
Capital Manager Conservative Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.76	0.15		0.13	0.28	(0.16)	—	(0.16)
Year Ended September 30, 2005	$9.30	0.23		0.45	0.68	(0.22)	—	(0.22)
Year Ended September 30, 2004	$8.84	0.16	(c)	0.46	0.62	(0.16)	—	(0.16)
Year Ended September 30, 2003	$8.29	0.18		0.57	0.75	(0.16)	(0.04)	(0.20)
Year Ended September 30, 2002	$9.12	0.23		(0.68)	(0.45)	(0.20)	(0.18)	(0.38)
Year Ended September 30, 2001	$10.71	0.28		(0.99)	(0.71)	(0.30)	(0.58)	(0.88)
Capital Manager Moderate Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.79	0.13		0.35	0.48	(0.14)	—	(0.14)
Year Ended September 30, 2005	$9.01	0.17	(c)	0.76	0.93	(0.15)	—	(0.15)
Year Ended September 30, 2004	$8.28	0.08	(c)	0.73	0.81	(0.08)	—	(0.08)
Year Ended September 30, 2003	$7.47	0.08		0.82	0.90	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2002	$8.82	0.12		(0.99)	(0.87)	(0.11)	(0.37)	(0.48)
Year Ended September 30, 2001	$11.25	0.23		(1.70)	(1.47)	(0.24)	(0.72)	(0.96)
Capital Manager Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.68	0.11		0.47	0.58	(0.12)	—	(0.12)
Year Ended September 30, 2005	$8.70	0.13		0.96	1.09	(0.11)	—	(0.11)
Year Ended September 30, 2004	$7.81	0.05	(c)	0.88	0.93	(0.04)	—	(0.04)
Year Ended September 30, 2003	$6.87	0.04		0.94	0.98	(0.04)	—	(0.04)
Year Ended September 30, 2002	$8.46	0.03		(1.20)	(1.17)	(0.02)	(0.40)	(0.42)
Year Ended September 30, 2001	$11.66	0.16		(2.43)	(2.27)	(0.16)	(0.77)	(0.93)
Capital Manager Equity Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.95	0.11		0.72	0.83	(0.12)	(0.19)	(0.31)
Year Ended September 30, 2005	$9.58	0.09	(c)	1.34	1.43	(0.06)	—	(0.06)
Year Ended September 30, 2004	$8.45	0.02	(c)	1.12	1.14	(0.01)	—	(0.01)
Year Ended September 30, 2003	$7.36	—	(c)(d)	1.15	1.15	(0.01)	(0.05)	(0.06)
Year Ended September 30, 2002	$8.96	(0.02)		(1.58)	(1.60)	—	—	—
March 19, 2001 to September 30, 2001 (b)	$10.00	—	(d)	(1.03)	(1.03)	(0.01)	—	(0.01)

*	During the period certain fees were voluntarily reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as a Fund of the BB&T Funds, the West Virginia Intermediate Tax-Free Fund changed its fiscal year end from January 31 to September 30, 2001. The Financial Highlights for the periods prior to February 1, 2001 represent the OVB West Virginia Tax-Exempt Income Portfolio.
(b)	Period from commencement of operations.
(c)	Per share net investment income(loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)	Ratio of expenses to average net assets* (f)	Portfolio turnover rate**

$9.68	0.72%	$15,268	0.91%	3.68%	0.91%	21.79%
$9.85	1.97%	$13,911	0.93%	3.50%	0.96%	32.10%
$10.08	2.51%	$10,815	1.01%	3.24%	1.03%	16.24%
$10.20	3.41%	$11,541	0.98%	3.23%	1.01%	25.59%
$10.35	7.61%	$10,029	0.97%	3.78%	1.13%	61.44%
$10.01	3.67%	$7,992	0.88%	4.40%	1.05%	15.75%
$9.92	13.42%	$9,235	0.97%	4.86%	1.08%	7.00%

$1.00	1.68%	$554,592	0.98%	3.37%	1.09%	—
$1.00	1.92%	$493,282	0.91%	1.91%	1.13%	—
$1.00	0.41%	$426,217	0.86%	0.40%	1.20%	—
$1.00	0.48%	$459,375	0.98%	0.47%	1.19%	—
$1.00	1.21%	$416,782	1.05%	1.20%	1.23%	—
$1.00	4.42%	$396,119	1.01%	4.22%	1.24%	—

$1.00	1.56%	$119,944	0.97%	3.12%	1.10%	—
$1.00	1.69%	$114,260	0.89%	1.66%	1.14%	—
$1.00	0.31%	$122,500	0.79%	0.31%	1.21%	—
$1.00	0.30%	$135,059	0.99%	0.32%	1.20%	—
$1.00	1.01%	$197,830	1.05%	1.01%	1.24%	—
$1.00	4.20%	$208,914	1.03%	4.08%	1.23%	—

$9.88	2.91%	$9,580	0.34%	3.24%	0.95%	2.74%
$9.76	7.39%	$8,646	0.43%	2.45%	1.01%	52.50%
$9.30	6.97%	$5,242	0.69%	1.68%	1.14%	2.47%
$8.84	9.09%	$2,579	0.78%	1.86%	1.23%	33.03%
$8.29	(5.18)%	$1,198	0.79%	2.25%	1.24%	6.29%
$9.12	(7.10)%	$555	0.78%	2.87%	1.23%	35.75%

$10.13	4.92%	$33,015	0.36%	2.77%	0.97%	5.89%
$9.79	10.35%	$28,912	0.48%	1.77%	1.05%	37.83%
$9.01	9.77%	$20,428	0.74%	0.92%	1.19%	0.17%
$8.28	12.13%	$8,054	0.75%	1.11%	1.20%	21.46%
$7.47	(10.76)%	$3,194	0.81%	1.26%	1.26%	14.56%
$8.82	(14.00)%	$2,206	0.78%	2.14%	1.23%	24.24%

$10.14	6.07%	$21,120	0.37%	2.49%	0.98%	5.59%
$9.68	12.51%	$17,219	0.48%	1.37%	1.07%	26.22%
$8.70	11.85%	$12,007	0.75%	0.52%	1.23%	0.19%
$7.81	14.22%	$4,660	0.80%	0.59%	1.25%	17.80%
$6.87	(14.82)%	$2,700	0.87%	0.39%	1.32%	8.38%
$8.46	(20.86)%	$2,511	0.84%	1.35%	1.29%	27.33%

$11.47	7.75%	$7,065	0.36%	2.12%	0.98%	1.05%
$10.95	14.95%	$6,183	0.45%	0.91%	1.09%	2.14%
$9.58	13.53%	$3,557	0.77%	0.22%	1.31%	3.10%
$8.45	15.61%	$1,225	0.95%	0.05%	1.40%	8.30%
$7.36	(17.86)%	$645	0.90%	(0.15)%	1.35%	5.75%
$8.96	(10.35)%	$185	1.12%	(0.28)%	1.57%	10.10%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments and foreign currency transactions	Total from Investment Activities	Net investment income	Net realized gains on investments and foreign currency transactions	Total Dividends
Large Cap Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$19.31	0.09		1.23	1.32	(0.09)	(1.44)	(1.53)
Year Ended September 30, 2005	$17.12	0.13		2.22	2.35	(0.16)	—	(0.16)
Year Ended September 30, 2004	$14.75	0.09		2.38	2.47	(0.10)	—	(0.10)
Year Ended September 30, 2003	$12.75	0.12		2.01	2.13	(0.13)	—	(0.13)
Year Ended September 30, 2002	$16.68	0.06		(3.44)	(3.38)	(0.07)	(0.48)	(0.55)
Year Ended September 30, 2001	$18.47	0.09		(0.89)	(0.80)	(0.10)	(0.89)	(0.99)
Large Cap Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$8.47	(0.02	)(b)	0.27	0.25	—	—	—
Year Ended September 30, 2005	$7.80	(0.03	)(b)	0.72	0.69	(0.02)	—	(0.02)
Year Ended September 30, 2004	$7.36	(0.13)		0.57	0.44	—	—	—
Year Ended September 30, 2003	$6.36	(0.08	)(b)	1.08	1.00	—	—	—
Year Ended September 30, 2002	$7.93	(0.12)		(1.45)	(1.57)	—	—	—
Year Ended September 30, 2001	$14.47	(0.11)		(5.45)	(5.56)	—	(0.98)	(0.98)
Mid Cap Value Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$13.16	(0.02)		1.23	1.21	—	(1.45)	(1.45)
Year Ended September 30, 2005	$15.30	—	(b)(c)	3.02	3.02	(0.07)	(5.09)	(5.16)
Year Ended September 30, 2004	$12.91	0.07	(b)	2.42	2.49	(0.10)	—	(0.10)
Year Ended September 30, 2003	$10.90	0.07		2.03	2.10	(0.09)	—	(0.09)
Year Ended September 30, 2002	$13.10	0.08		(1.03)	(0.95)	(0.10)	(1.15)	(1.25)
July 25, 2001 to September 30, 2001 (a)	$14.14	0.03		(1.02)	(0.99)	(0.05)	—	(0.05)
Mid Cap Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$13.47	(0.03	)(b)	1.53	1.50	—	(1.42)	(1.42)
Year Ended September 30, 2005	$10.70	(0.17	)(b)	3.08	2.91	—	(0.14)	(0.14)
Year Ended September 30, 2004	$9.68	(0.16)		1.18	1.02	—	—	—
Year Ended September 30, 2003	$8.00	(0.13)		1.81	1.68	—	—	—
Year Ended September 30, 2002	$9.79	(0.14	)(b)	(1.02)	(1.16)	—	(0.63)	(0.63)
July 25, 2001 to September 30, 2001 (a)	$11.20	(0.01)		(1.40)	(1.41)	—	—	—
Small Cap Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$16.11	(0.01)		1.63	1.62	(0.01)	(2.30)	(2.31)
Year Ended September 30, 2005	$14.06	—	(b)(c)	2.58	2.58	(0.11)	(0.42)	(0.53)
Year Ended September 30, 2004	$11.40	(0.10	)(b)	2.88	2.78	—	(0.12)	(0.12)
May 19, 2003 to September 30, 2003 (a)	$10.00	(0.04	)(b)	1.44	1.40	—	—	—
International Equity Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.09	(0.03)		1.12	1.09	—	—	—
Year Ended September 30, 2005	$7.74	0.03	(b)	1.38	1.41	(0.06)	—	(0.06)
Year Ended September 30, 2004	$6.57	0.02	(b)	1.19	1.21	(0.04)	—	(0.04)
Year Ended September 30, 2003	$6.07	(0.02	)(b)	0.54	0.52	(0.02)	—	(0.02)
Year Ended September 30, 2002	$7.19	(0.07	)(b)	(1.05)	(1.12)	—	—	—
Year Ended September 30, 2001	$12.24	(0.07)		(2.96)	(3.03)	—	(2.02)	(2.02)
Special Opportunities Equity Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$15.29	(0.05)		0.49	0.44	—	(0.79)	(0.79)
Year Ended September 30, 2005	$12.95	(0.13)		2.59	2.46	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.50	(0.12)		2.65	2.53	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (a)	$10.00	(0.02)		0.52	0.50	—	—	—
Equity Income Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$12.08	0.11		0.75	0.86	(0.10)	(0.27)	(0.37)
Year Ended September 30, 2005	$10.34	0.16		1.77	1.93	(0.17)	(0.02)	(0.19)
June 30, 2004 to September 30, 2004 (a)	$10.00	0.03	(b)	0.34	0.37	(0.03)	—	(0.03)
Intermediate U.S. Government Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.98	0.17		(0.24)	(0.07)	(0.17)	—	(0.17)
Year Ended September 30, 2005	$10.20	0.27	(b)	(0.13)	0.14	(0.31)	(0.05)	(0.36)
Year Ended September 30, 2004	$10.53	0.21		(0.16)	0.05	(0.25)	(0.13)	(0.38)
Year Ended September 30, 2003	$10.73	0.27		(0.07)	0.20	(0.31)	(0.09)	(0.40)
Year Ended September 30, 2002	$10.35	0.39	(d)	0.41 (d)	0.80	(0.42)	—	(0.42)
Year Ended September 30, 2001	$9.69	0.45		0.65	1.10	(0.44)	—	(0.44)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.41, $0.39, and 3.99%, respectively.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)		Ratio of expenses to average net assets* (f)	Portfolio turnover rate**

$19.10	7.17%	$20,384	1.88%	1.03%		1.94%	12.55%
$19.31	13.75%	$22,148	1.89%	0.82%		1.99%	19.50%
$17.12	16.75%	$26,309	1.95%	0.58%		2.06%	16.40%
$14.75	16.74%	$26,215	1.91%	0.92%		2.05%	18.89%
$12.75	(21.14)%	$24,849	1.98%	0.36%		2.12%	23.02%
$16.68	(4.51)%	$33,489	1.99%	0.48%		2.13%	24.20%

$8.72	2.95%	$11,761	1.88%	(0.57)%		1.94%	78.17%
$8.47	8.89%	$12,621	1.89%	(0.36)%		1.99%	62.78%
$7.80	5.98%	$13,845	1.96%	(1.08)%		2.08%	127.47%
$7.36	15.72%	$14,217	1.93%	(1.10)%		2.07%	91.73%
$6.36	(19.80)%	$13,040	2.03%	(1.32)%		2.17%	100.46%
$7.93	(40.82)%	$17,089	2.05%	(1.24)%		2.19%	96.41%

$12.92	9.74%	$5,366	1.88%	(0.38)%		1.94%	25.52%
$13.16	19.94%	$4,534	1.89%	0.02%		1.99%	126.99%
$15.30	19.31%	$3,582	1.98%	0.47%		2.10%	19.17%
$12.91	19.31%	$2,071	1.95%	0.58%		2.10%	18.28%
$10.90	(8.80)%	$1,158	1.91%	0.63%		2.12%	18.20%
$13.10	(6.56)%	$99	1.87%	2.22%		2.21%	27.04%

$13.55	11.99%	$2,887	1.88%	(0.42)%		1.94%	51.24%
$13.47	27.42%	$2,395	1.91%	(1.46)%		2.01%	92.74%
$10.70	10.54%	$1,973	2.00%	(1.65)%		2.11%	138.61%
$9.68	21.00%	$1,030	1.95%	(1.73)%		2.11%	125.97%
$8.00	(13.20)%	$507	1.76%	(1.52)%		2.07%	117.06%
$9.79	(12.59)%	$48	2.11%	(1.91)%		2.33%	90.11%

$15.42	11.16%	$5,317	2.07%	(0.07)%		2.28%	24.47%
$16.11	18.79%	$259	2.05%	0.00%		2.27%	8.39%
$14.06	24.56%	$136	2.22%	(0.75)%		2.41%	11.25%
$11.40	14.00%	$29	2.69%	(0.93)%		2.69%	48.84%

$10.18	11.99%	$2,062	2.16%	(0.54)%		2.26%	23.63%
$9.09	18.34%	$2,007	2.20%	0.36%		2.33%	44.96%
$7.74	18.47%	$2,140	2.33%	0.24%		2.42%	50.68%
$6.57	8.63%	$2,012	2.40%	(0.37)%		2.41%	199.78%
$6.07	(15.58)%	$2,056	2.43%	(1.01)%		2.43%	95.86%
$7.19	(29.11)%	$2,680	2.49%	(1.19)%		2.49%	144.35%

$14.94	3.04%	$22,633	2.03%	(0.80)%		2.03%	28.65%
$15.29	19.09%	$21,911	2.06%	(1.18)%		2.08%	30.38%
$12.95	24.17%	$13,215	2.15%	(1.51)%		2.30%	32.06%
$10.50	5.00%	$4,360	1.80%	(1.16)%		2.50%	13.24%

$12.57	7.20%	$7,658	1.94%	1.88%		1.94%	25.66%
$12.08	18.79%	$5,611	1.87%	1.74%		2.09%	39.65%
$10.34	3.66%	$1,672	2.29%	1.07%		2.65%	1.65%

$9.74	(0.73)%	$4,920	1.69%	3.45%		1.80%	69.65%
$9.98	1.33%	$5,725	1.71%	2.67%		1.84%	107.04%
$10.20	0.55%	$6,883	1.80%	2.15%		1.92%	98.35%
$10.53	1.86%	$7,869	1.82%	2.42%		1.92%	209.97%
$10.73	7.96%	$5,981	1.85%	3.81	%(d)	1.95%	79.36%
$10.35	11.61%	$4,310	1.86%	4.38%		1.96%	84.76%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Total Return Bond Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.32	0.16		(0.23)		(0.07)	(0.17)	(0.05)	(0.22)
Year Ended September 30, 2005	$10.59	0.30	(b)	(0.18)		0.12	(0.36)	(0.03)	(0.39)
Year Ended September 30, 2004	$10.72	0.32		(0.07)		0.25	(0.38)	—	(0.38)
Year Ended September 30, 2003	$10.34	0.39		0.40		0.79	(0.41)	—	(0.41)
Year Ended September 30, 2002	$10.57	0.45	(d)	(0.04	)(d)	0.41	(0.47)	(0.17)	(0.64)
Year Ended September 30, 2001	$9.98	0.52		0.59		1.11	(0.52)	—	(0.52)
Prime Money Market Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$1.00	0.01		—	(c)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2005	$1.00	0.01		—	(c)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(c)	—	(c)	— (c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—		— (c)	— (c)	—	— (c)
Year Ended September 30, 2002	$1.00	0.01		—		0.01	(0.01)	—	(0.01)
Year Ended September 30, 2001	$1.00	0.04		—		0.04	(0.04)	—	(0.04)
U.S. Treasury Money Market Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$1.00	0.01		—		0.01	(0.01)	—	(0.01)
Year Ended September 30, 2005	$1.00	0.01		—		0.01	(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(c)	—		— (c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—		— (c)	— (c)	—	— (c)
Year Ended September 30, 2002	$1.00	0.01		—		0.01	(0.01)	—	(0.01)
Year Ended September 30, 2001	$1.00	0.04		—		0.04	(0.04)	—	(0.04)
Capital Manager Conservative Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.76	0.12		0.14		0.26	(0.13)	—	(0.13)
Year Ended September 30, 2005	$9.30	0.16		0.45		0.61	(0.15)	—	(0.15)
Year Ended September 30, 2004	$8.85	0.09	(b)	0.45		0.54	(0.09)	—	(0.09)
Year Ended September 30, 2003	$8.29	0.11		0.59		0.70	(0.10)	(0.04)	(0.14)
Year Ended September 30, 2002	$9.13	0.15		(0.67)		(0.52)	(0.14)	(0.18)	(0.32)
Year Ended September 30, 2001	$10.71	0.22		(0.98)		(0.76)	(0.24)	(0.58)	(0.82)
Capital Manager Moderate Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.64	0.09		0.33		0.42	(0.10)	—	(0.10)
Year Ended September 30, 2005	$8.86	0.09	(b)	0.77		0.86	(0.08)	—	(0.08)
Year Ended September 30, 2004	$8.15	0.02	(b)	0.71		0.73	(0.02)	—	(0.02)
Year Ended September 30, 2003	$7.41	0.04		0.80		0.84	(0.09)	(0.01)	(0.10)
Year Ended September 30, 2002	$8.75	0.05		(0.97)		(0.92)	(0.05)	(0.37)	(0.42)
Year Ended September 30, 2001	$11.21	0.19		(1.74)		(1.55)	(0.19)	(0.72)	(0.91)
Capital Manager Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.51	0.09		0.45		0.54	(0.09)	—	(0.09)
Year Ended September 30, 2005	$8.55	0.05	(b)	0.95		1.00	(0.04)	—	(0.04)
Year Ended September 30, 2004	$7.70	(0.02	)(b)	0.87		0.85	—	—	—
Year Ended September 30, 2003	$6.80	(0.01)		0.91		0.90	— (c)	—	— (c)
Year Ended September 30, 2002	$8.42	(0.01)		(1.21)		(1.22)	—	(0.40)	(0.40)
Year Ended September 30, 2001	$11.64	0.09		(2.42)		(2.33)	(0.12)	(0.77)	(0.89)
Capital Manager Equity Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.67	0.07		0.68		0.75	(0.08)	(0.19)	(0.27)
Year Ended September 30, 2005	$9.36	0.01	(b)	1.31		1.32	(0.01)	—	(0.01)
Year Ended September 30, 2004	$8.30	(0.05	)(b)	1.11		1.06	—	—	—
Year Ended September 30, 2003	$7.28	(0.05	)(b)	1.12		1.07	—	(0.05)	(0.05)
Year Ended September 30, 2002	$8.93	(0.04)		(1.61)		(1.65)	—	—	—
March 19, 2001 to September 30, 2001 (a)	$10.00	(0.02)		(1.05)		(1.07)	—	—	—

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.46, $(0.05), and 4.51%, respectively.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)		Ratio of expenses to average net assets* (f)	Portfolio turnover rate**

$10.03	(0.61)%	$5,777	1.68%	3.18%		1.79%	102.82%
$10.32	1.21%	$6,161	1.71%	2.87%		1.84%	173.14%
$10.59	2.45%	$6,602	1.82%	3.09%		1.94%	31.95%
$10.72	7.77%	$6,358	1.83%	3.61%		1.94%	43.18%
$10.34	4.18%	$4,465	1.84%	4.39	%(d)	1.99%	69.15%
$10.57	11.41%	$1,976	1.73%	4.95%		1.90%	142.35%

$1.00	1.43%	$1,395	1.48%	2.84%		1.59%
$1.00	1.32%	$1,790	1.49%	1.28%		1.63%	—
$1.00	0.06%	$2,280	1.20%	0.06%		1.70%	—
$1.00	0.15%	$2,543	1.32%	0.16%		1.69%	—
$1.00	0.60%	$2,730	1.67%	0.70%		1.77%	—
$1.00	3.80%	$84,446	1.61%	3.58%		1.74%	—

$1.00	1.31%	$596	1.47%	2.58%		1.60%
$1.00	1.09%	$807	1.48%	1.05%		1.64%	—
$1.00	0.05%	$887	1.05%	0.05%		1.71%	—
$1.00	0.16%	$1,126	1.12%	0.15%		1.70%	—
$1.00	0.39%	$1,121	1.69%	0.48%		1.77%	—
$1.00	3.56%	$18,449	1.63%	3.36%		1.73%	—

$9.89	2.63%	$5,194	1.09%	2.48%		1.45%	2.74%
$9.76	6.58%	$4,992	1.20%	1.64%		1.51%	52.50%
$9.30	6.10%	$4,857	1.44%	0.93%		1.64%	2.47%
$8.85	8.45%	$3,150	1.53%	1.07%		1.73%	33.03%
$8.29	(5.94)%	$1,682	1.53%	1.49%		1.73%	6.29%
$9.13	(7.50)%	$916	1.58%	1.85%		1.78%	35.75%

$9.96	4.40%	$22,418	1.11%	2.01%		1.47%	5.89%
$9.64	9.72%	$21,909	1.24%	0.99%		1.55%	37.83%
$8.86	8.94%	$19,049	1.49%	0.17%		1.69%	0.17%
$8.15	11.29%	$8,929	1.50%	0.35%		1.70%	21.46%
$7.41	(11.35)%	$4,384	1.56%	0.52%		1.76%	14.56%
$8.75	(14.82)%	$3,096	1.55%	1.05%		1.75%	24.24%

$9.96	5.69%	$19,140	1.12%	1.73%		1.48%	5.59%
$9.51	11.68%	$17,141	1.23%	0.59%		1.57%	26.22%
$8.55	11.04%	$13,730	1.50%	(0.23)%		1.73%	0.19%
$7.70	13.31%	$9,142	1.55%	(0.16)%		1.75%	17.80%
$6.80	(15.53)%	$5,712	1.62%	(0.35)%		1.82%	8.38%
$8.42	(21.44)%	$4,720	1.60%	0.45%		1.80%	27.33%

$11.15	7.22%	$8,230	1.11%	1.37%		1.48%	1.05%
$10.67	14.11%	$7,515	1.21%	0.11%		1.58%	2.14%
$9.36	12.77%	$5,720	1.52%	(0.54)%		1.81%	3.10%
$8.30	14.74%	$2,475	1.70%	(0.69)%		1.90%	8.30%
$7.28	(18.48)%	$1,302	1.67%	(0.94)%		1.87%	5.75%
$8.93	(10.70)%	$754	1.93%	(1.05)%		2.13%	10.10%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments and foreign currency transactions	Total from Investment Activities	Net investment income	Net realized gains on investments and foreign currency transactions	Total Dividends
Large Cap Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$19.28	0.09		1.21	1.30	(0.08)	(1.44)	(1.52)
Year Ended September 30, 2005	$17.09	0.14		2.19	2.33	(0.14)	—	(0.14)
Year Ended September 30, 2004	$14.73	0.09		2.37	2.46	(0.10)	—	(0.10)
Year Ended September 30, 2003	$12.74	0.13		1.99	2.12	(0.13)	—	(0.13)
Year Ended September 30, 2002	$16.67	0.08		(3.45)	(3.37)	(0.08)	(0.48)	(0.56)
February 1, 2001 to September 30, 2001 (a)	$18.15	0.06		(1.47)	(1.41)	(0.07)	—	(0.07)
Large Cap Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$8.47	(0.02	)(b)	0.28	0.26	—	—	—
Year Ended September 30, 2005	$7.81	(0.04	)(b)	0.73	0.69	(0.03)	—	(0.03)
Year Ended September 30, 2004	$7.37	(0.12)		0.56	0.44	—	—	—
Year Ended September 30, 2003	$6.37	(0.08	)(b)	1.08	1.00	—	—	—
Year Ended September 30, 2002	$7.94	(0.10	)(b)	(1.47)	(1.57)	—	—	—
February 1, 2001 to September 30, 2001 (a)	$11.75	(0.06)		(3.75)	(3.81)	—	—	—
Mid Cap Value Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$13.16	(0.02)		1.23	1.21	—	(1.45)	(1.45)
Year Ended September 30, 2005	$15.30	—	(b)(d)	3.02	3.02	(0.07)	(5.09)	(5.16)
Year Ended September 30, 2004	$12.92	0.07	(b)	2.41	2.48	(0.10)	—	(0.10)
Year Ended September 30, 2003	$10.90	0.07	(b)	2.04	2.11	(0.09)	—	(0.09)
Year Ended September 30, 2002	$13.11	0.08		(1.04)	(0.96)	(0.10)	(1.15)	(1.25)
July 25, 2001 to September 30, 2001 (a)	$14.14	0.03		(1.03)	(1.00)	(0.03)	—	(0.03)
Mid Cap Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$13.47	(0.03	)(b)	1.53	1.50	—	(1.42)	(1.42)
Year Ended September 30, 2005	$10.70	(0.17	)(b)	3.08	2.91	—	(0.14)	(0.14)
Year Ended September 30, 2004	$9.69	(0.16)		1.17	1.01	—	—	—
Year Ended September 30, 2003	$8.00	(0.15)		1.84	1.69	—	—	—
Year Ended September 30, 2002	$9.79	(0.15	)(b)	(1.01)	(1.16)	—	(0.63)	(0.63)
July 25, 2001 to September 30, 2001 (a)	$11.20	(0.01)		(1.40)	(1.41)	—	—	—
Small Cap Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$16.10	(0.03)		1.64	1.61	(0.01)	(2.30)	(2.31)
Year Ended September 30, 2005	$14.06	(0.02	)(b)	2.60	2.58	(0.12)	(0.42)	(0.54)
Year Ended September 30, 2004	$11.40	(0.12	)(b)	2.90	2.78	—	(0.12)	(0.12)
May 19, 2003 to September 30, 2003 (a)	$10.00	(0.05	)(b)	1.45	1.40	—	—	—
International Equity Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.07	(0.02)		1.11	1.09	—	—	—
Year Ended September 30, 2005	$7.74	0.06	(b)	1.36	1.42	(0.09)	—	(0.09)
Year Ended September 30, 2004	$6.58	—	(b)(d)	1.20	1.20	(0.04)	—	(0.04)
Year Ended September 30, 2003	$6.07	(0.07	)(b)	0.60	0.53	(0.02)	—	(0.02)
Year Ended September 30, 2002	$7.20	(0.07)		(1.06)	(1.13)	—	—	—
February 1, 2001 to September 30, 2001 (a)	$10.03	(0.02)		(2.81)	(2.83)	—	—	—
Special Opportunities Equity Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$15.30	(0.04)		0.48	0.44	—	(0.79)	(0.79)
Year Ended September 30, 2005	$12.95	(0.13)		2.60	2.47	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.50	(0.11)		2.64	2.53	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (a)	$10.00	(0.02)		0.52	0.50	—	—	—
Equity Income Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$12.07	0.11		0.75	0.86	(0.10)	(0.27)	(0.37)
Year Ended September 30, 2005	$10.34	0.17		1.76	1.93	(0.18)	(0.02)	(0.20)
June 30, 2004 to September 30, 2004 (a)	$10.00	0.03	(b)	0.34	0.37	(0.03)	—	(0.03)
Intermediate U.S. Government Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.98	0.18		(0.24)	(0.06)	(0.17)	—	(0.17)
Year Ended September 30, 2005	$10.20	0.27	(b)	(0.13)	0.14	(0.31)	(0.05)	(0.36)
Year Ended September 30, 2004	$10.53	0.17		(0.12)	0.05	(0.25)	(0.13)	(0.38)
Year Ended September 30, 2003	$10.74	0.26		(0.07)	0.19	(0.31)	(0.09)	(0.40)
Year Ended September 30, 2002	$10.35	0.38	(c)	0.43 (c)	0.81	(0.42)	—	(0.42)
February 1, 2001 to September 30, 2001 (a)	$10.10	0.35		0.25	0.60	(0.35)	—	(0.35)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.40, $0.41, and 3.99%, respectively.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)		Ratio of expenses to average net assets* (f)	Portfolio turnover rate**

$19.06	7.11%	$153	1.88%	1.02%		1.94%	12.55%
$19.28	13.77%	$176	1.88%	0.80%		1.98%	19.50%
$17.09	16.72%	$157	1.95%	0.57%		2.07%	16.40%
$14.73	16.72%	$122	1.92%	0.90%		2.06%	18.89%
$12.74	(21.10)%	$52	1.94%	0.41%		2.08%	23.02%
$16.67	(7.80)%	$13	2.03%	0.36%		2.16%	24.20%

$8.73	2.95%	$19	1.87%	(0.58)%		1.93%	78.17%
$8.47	8.90%	$18	1.89%	(0.43)%		1.98%	62.78%
$7.81	5.97%	$25	1.96%	(1.08)%		2.08%	127.47%
$7.37	15.70%	$31	1.93%	(1.10)%		2.06%	91.73%
$6.37	(19.77)%	$37	1.98%	(1.23)%		2.12%	100.46%
$7.94	(32.43)%	$8	2.04%	(1.34)%		2.18%	96.41%

$12.92	9.74%	$719	1.89%	(0.36)%		1.94%	25.52%
$13.16	19.97%	$351	1.90%	0.01%		2.00%	126.99%
$15.30	19.20%	$523	1.98%	0.45%		2.10%	19.17%
$12.92	19.40%	$484	1.95%	0.61%		2.10%	18.28%
$10.90	(8.86)%	$300	1.91%	0.65%		2.12%	18.20%
$13.11	(7.07)%	$1	2.15%	1.08%		2.52%	27.04%

$13.55	11.99%	$47	1.87%	(0.44)%		1.93%	51.24%
$13.47	27.42%	$77	1.91%	(1.46)%		2.00%	92.74%
$10.70	10.42%	$208	2.00%	(1.65)%		2.11%	138.61%
$9.69	21.13%	$164	1.95%	(1.71)%		2.11%	125.97%
$8.00	(13.20)%	$143	1.81%	(1.58)%		2.13%	117.06%
$9.79	(13.13)%	$1	2.19%	(1.91)%		2.49%	90.11%

$15.40	11.16%	$24	1.99%	(0.32)%		2.19%	24.47%
$16.10	18.71%	$4	2.04%	(0.12)%		2.25%	8.39%
$14.06	24.56%	$1	2.25%	(0.89)%		2.44%	11.25%
$11.40	14.00%	$1	2.64%	(1.15)%		2.64%	48.84%

$10.16	12.02%	$165	2.16%	(0.38)%		2.26%	23.63%
$9.07	18.38%	$92	2.23%	0.70%		2.34%	44.96%
$7.74	18.30%	$2	2.32%	(0.04)%		2.42%	50.68%
$6.58	8.80%	$2	2.40%	(1.06)%		2.40%	199.78%
$6.07	(15.69)%	$7	2.43%	(0.98)%		2.43%	95.86%
$7.20	(28.22)%	$6	2.40%	(1.35)%		2.40%	144.35%

$14.95	3.04%	$32,336	2.03%	(0.80)%		2.03%	28.65%
$15.30	19.16%	$30,299	2.06%	(1.17)%		2.08%	30.38%
$12.95	24.17%	$15,611	2.15%	(1.51)%		2.30%	32.06%
$10.50	5.00%	$4,052	1.80%	(1.17)%		2.52%	13.24%

$12.56	7.21%	$11,650	1.94%	1.88%		1.94%	25.66%
$12.07	18.74%	$8,683	1.87%	1.77%		2.08%	39.65%
$10.34	3.66%	$1,816	2.29%	1.14%		2.65%	1.65%

$9.75	(0.63)%	$223	1.69%	3.44%		1.79%	69.65%
$9.98	1.33%	$274	1.71%	2.66%		1.84%	107.04%
$10.20	0.55%	$607	1.80%	2.15%		1.92%	98.35%
$10.53	1.77%	$836	1.82%	2.57%		1.92%	209.07%
$10.74	8.05%	$1,313	1.79%	3.81	%(c)	1.89%	79.36%
$10.35	6.01%	$40	1.98%	4.26%		2.05%	84.76%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Total Return Bond Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.32	0.16		(0.23)	(0.07)	(0.17)	(0.05)	(0.22)
Year Ended September 30, 2005	$10.59	0.30	(b)	(0.18)	0.12	(0.36)	(0.03)	(0.39)
Year Ended September 30, 2004	$10.72	0.33		(0.08)	0.25	(0.38)	—	(0.38)
Year Ended September 30, 2003	$10.33	0.39		0.41	0.80	(0.41)	—	(0.41)
Year Ended September 30, 2002	$10.56	0.43	(b)(d)	— (d)	0.43	(0.49)	(0.17)	(0.66)
February 1, 2001 to September 30, 2001 (a)	$10.39	0.35		0.17	0.52	(0.35)	—	(0.35)
Prime Money Market Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$1.00	0.01		— (c)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2005	$1.00	0.01		— (c)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
January 30, 2002 to September 30, 2002 (a)	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
U.S. Treasury Money Market Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2005	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2004	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
Year Ended September 30, 2003	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
January 30, 2002 to September 30, 2002 (a)	$1.00	—	(c)	—	— (c)	— (c)	—	— (c)
Capital Manager Conservative Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.73	0.12		0.13	0.25	(0.12)	—	(0.12)
Year Ended September 30, 2005	$9.27	0.16		0.45	0.61	(0.15)	—	(0.15)
Year Ended September 30, 2004	$8.82	0.09	(b)	0.44	0.53	(0.08)	—	(0.08)
Year Ended September 30, 2003	$8.26	0.09		0.61	0.70	(0.10)	(0.04)	(0.14)
Year Ended September 30, 2002	$9.10	0.17		(0.69)	(0.52)	(0.14)	(0.18)	(0.32)
February 1, 2001 to September 30, 2001 (a)	$10.06	0.10		(0.93)	(0.83)	(0.13)	—	(0.13)
Capital Manager Moderate Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.69	0.09		0.33	0.42	(0.10)	—	(0.10)
Year Ended September 30, 2005	$8.91	0.09	(b)	0.77	0.86	(0.08)	—	(0.08)
Year Ended September 30, 2004	$8.18	0.01	(b)	0.73	0.74	(0.01)	—	(0.01)
Year Ended September 30, 2003	$7.42	0.03		0.82	0.85	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2002	$8.77	0.04		(0.97)	(0.93)	(0.05)	(0.37)	(0.42)
February 1, 2001 to September 30, 2001 (a)	$10.23	0.05		(1.45)	(1.40)	(0.06)	—	(0.06)
Capital Manager Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.52	0.09		0.45	0.54	(0.10)	—	(0.10)
Year Ended September 30, 2005	$8.56	0.04	(b)	0.95	0.99	(0.03)	—	(0.03)
Year Ended September 30, 2004	$7.71	(0.02	)(b)	0.87	0.85	—	—	—
Year Ended September 30, 2003	$6.80	(0.01	)(b)	0.93	0.92	(0.01)	—	(0.01)
Year Ended September 30, 2002	$8.41	(0.02)		(1.19)	(1.21)	—	(0.40)	(0.40)
February 1, 2001 to September 30, 2001 (a)	$10.41	(0.01)		(1.98)	(1.99)	(0.01)	—	(0.01)
Capital Manager Equity Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.64	0.08		0.67	0.75	(0.08)	(0.19)	(0.27)
Year Ended September 30, 2005	$9.33	(0.01	)(b)	1.32	1.31	— (c)	—	— (c)
Year Ended September 30, 2004	$8.28	(0.05	)(b)	1.10	1.05	—	—	—
Year Ended September 30, 2003	$7.26	(0.05	)(b)	1.12	1.07	— (c)	(0.05)	(0.05)
Year Ended September 30, 2002	$8.92	(0.12)		(1.54)	(1.66)	—	—	—
March 19, 2001 to September 30, 2001 (a)	$10.00	(0.06)		(1.02)	(1.08)	—	—	—

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.44, $(0.01), and 4.40%, respectively.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (e)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)		Ratio of expenses to average net assets* (f)	Portfolio turnover rate**

$10.03	(0.71)%	$205	1.68%	3.19%		1.79%	102.82%
$10.32	1.21%	$218	1.71%	2.88%		1.84%	173.74%
$10.59	2.44%	$257	1.82%	3.09%		1.94%	31.95%
$10.72	7.86%	$282	1.83%	3.61%		1.94%	43.98%
$10.33	4.37%	$318	1.89%	4.28	%(d)	2.03%	69.15%
$10.56	5.07%	$11	1.71%	4.94%		1.85%	142.35%

$1.00	1.43%	$336	1.48%	2.85%		1.59%
$1.00	1.32%	$326	1.49%	1.29%		1.64%	—
$1.00	0.06%	$453	1.20%	0.06%		1.70%	—
$1.00	0.15%	$555	1.30%	0.14%		1.69%	—
$1.00	0.28%	$314	1.60%	0.40%		1.65%	—

$1.00	1.31%	$5	1.47%	2.39%		1.59%
$1.00	1.07%	$38	1.50%	1.40%		1.66%	—
$1.00	0.05%	$5	1.02%	0.05%		1.71%	—
$1.00	0.16%	$8	1.12%	0.17%		1.70%	—
$1.00	0.18%	$10	1.60%	0.27%		1.64%	—

$9.86	2.62%	$130	1.09%	2.44%		1.45%	2.74%
$9.73	6.58%	$155	1.20%	1.63%		1.52%	52.50%
$9.27	6.06%	$180	1.44%	0.93%		1.64%	2.47%
$8.82	8.50%	$148	1.53%	1.05%		1.73%	33.03%
$8.26	(5.98)%	$62	1.52%	1.45%		1.72%	6.29%
$9.10	(8.30)%	$2	1.71%	1.58%		1.73%	35.75%

$10.01	4.38%	$129	1.11%	2.05%		1.47%	5.89%
$9.69	9.62%	$122	1.25%	0.95%		1.56%	37.83%
$8.91	9.08%	$178	1.49%	0.17%		1.69%	0.17%
$8.18	11.39%	$182	1.51%	0.40%		1.71%	21.46%
$7.42	(11.40)%	$307	1.58%	0.53%		1.78%	14.56%
$8.77	13.75%	$178	1.55%	0.74%		1.75%	24.24%

$9.96	5.66%	$62	1.12%	1.58%		1.48%	5.59%
$9.52	11.61%	$37	1.26%	0.43%		1.59%	26.22%
$8.56	11.02%	$63	1.50%	(0.23)%		1.73%	0.19%
$7.71	13.48%	$52	1.54%	(0.14)%		1.74%	17.80%
$6.80	(15.43)%	$12	1.61%	(0.34)%		1.81%	8.38%
$8.41	(19.16)%	$8	1.68%	(0.30)%		1.86%	27.33%

$11.12	7.14%	$20	1.11%	1.39%		1.48%	1.05%
$10.64	14.15%	$19	1.27%	(0.09)%		1.63%	2.14%
$9.33	12.68%	$85	1.52%	(0.54)%		1.81%	3.10%
$8.28	14.78%	$28	1.73%	(0.66)%		1.92%	8.30%
$7.26	(18.61)%	$1	1.94%	(1.31)%		1.94%	5.75%
$8.92	(10.80)%	$1	1.87%	(1.12)%		1.87%	10.10%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments and foreign currency transactions	Total from Investment Activities	Net investment income	Net realized gains on investments and foreign currency transactions	Total Dividends
Large Cap Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$19.51	0.19		1.24	1.43	(0.18)	(1.44)	(1.62)
Year Ended September 30, 2005	$17.29	0.34		2.22	2.56	(0.34)	—	(0.34)
Year Ended September 30, 2004	$14.90	0.26		2.39	2.65	(0.26)	—	(0.26)
Year Ended September 30, 2003	$12.87	0.27		2.03	2.30	(0.27)	—	(0.27)
Year Ended September 30, 2002	$16.82	0.22		(3.47)	(3.25)	(0.22)	(0.48)	(0.70)
Year Ended September 30, 2001	$18.60	0.26		(0.89)	(0.63)	(0.26)	(0.89)	(1.15)
Large Cap Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.12	0.02	(c)	0.30	0.32	(0.02)	—	(0.02)
Year Ended September 30, 2005	$8.35	0.06	(c)	0.77	0.83	(0.06)	—	(0.06)
Year Ended September 30, 2004	$7.79	(0.01)		0.57	0.56	—	—	—
Year Ended September 30, 2003	$6.67	(0.01	)(c)	1.13	1.12	—	—	—
Year Ended September 30, 2002	$8.23	(0.03)		(1.53)	(1.56)	—	—	—
Year Ended September 30, 2001	$14.84	(0.03)		(5.60)	(5.63)	—	(0.98)	(0.98)
Mid Cap Value Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$13.38	0.04		1.25	1.29	(0.03)	(1.45)	(1.48)
Year Ended September 30, 2005	$15.41	0.17	(c)	3.05	3.22	(0.16)	(5.09)	(5.25)
Year Ended September 30, 2004	$12.98	0.22	(c)	2.42	2.64	(0.21)	—	(0.21)
Year Ended September 30, 2003	$10.93	0.19	(c)	2.04	2.23	(0.18)	—	(0.18)
Year Ended September 30, 2002	$13.12	0.20		(1.04)	(0.84)	(0.20)	(1.15)	(1.35)
February 1, 2001 to September 30, 2001 (b)	$14.26	0.15		(1.13)	(0.98)	(0.16)	—	(0.16)
Year Ended January 31, 2001	$14.10	0.25		0.95	1.20	(0.25)	(0.79)	(1.04)
Mid Cap Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$14.51	0.04	(c)	1.67	1.71	(0.04)	(1.42)	(1.46)
Year Ended September 30, 2005	$11.40	(0.06	)(c)	3.31	3.25	—	(0.14)	(0.14)
Year Ended September 30, 2004	$10.22	(0.08)		1.26	1.18	—	—	—
Year Ended September 30, 2003	$8.36	(0.06)		1.92	1.86	—	—	—
Year Ended September 30, 2002	$10.10	(0.06)		(1.05)	(1.11)	—	(0.63)	(0.63)
February 1, 2001 to September 30, 2001 (b)	$14.84	(0.02)		(4.72)	(4.74)	—	—	—
Year Ended January 31, 2001	$20.78	(0.04)		(2.08)	(2.12)	—	(3.82)	(3.82)
Small Cap Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$16.44	0.04		1.69	1.73	(0.03)	(2.30)	(2.33)
Year Ended September 30, 2005	$14.23	0.16	(c)	2.62	2.78	(0.15)	(0.42)	(0.57)
Year Ended September 30, 2004	$11.44	0.02	(c)	2.91	2.93	(0.02)	(0.12)	(0.14)
May 19, 2003 to September 30, 2003 (a)	$10.00	(0.01	)(c)	1.45	1.44	— (d)	—	— (d)
International Equity Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.72	0.03		1.18	1.21	(0.01)	—	(0.01)
Year Ended September 30, 2005	$8.24	0.12	(c)	1.49	1.61	(0.13)	—	(0.13)
Year Ended September 30, 2004	$6.98	0.10	(c)	1.26	1.36	(0.10)	—	(0.10)
Year Ended September 30, 2003	$6.41	0.05	(c)	0.57	0.62	(0.05)	—	(0.05)
Year Ended September 30, 2002	$7.53	—		(1.12)	(1.12)	— (d)	—	— (d)
Year Ended September 30, 2001	$12.60	(0.05)		(3.00)	(3.05)	—	(2.02)	(2.02)
Special Opportunities Equity Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$15.65	0.02		0.51	0.53	—	(0.79)	(0.79)
Year Ended September 30, 2005	$13.12	(0.03)		2.68	2.65	—	(0.12)	(0.12)
Year Ended September 30, 2004	$10.53	(0.05)		2.72	2.67	—	(0.08)	(0.08)
June 2, 2003 to September 30, 2003 (a)	$10.00	—	(d)	0.53	0.53	— (d)	—	— (d)
Equity Income Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$12.10	0.18		0.75	0.93	(0.16)	(0.27)	(0.43)
Year Ended September 30, 2005	$10.35	0.28		1.76	2.04	(0.27)	(0.02)	(0.29)
June 30, 2004 to September 30, 2004 (a)	$10.00	0.05	(c)	0.34	0.39	(0.04)	—	(0.04)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as Funds of the BB&T Funds, the Mid Cap Value Fund and Mid Cap Growth Fund changed their fiscal year end from January 31 to September 30, 2001. The Financial Highlights for the periods prior to February 1, 2001 represent the OVB Equity Income Portfolio and OVB Capital Appreciation Portfolio, respectively.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (e)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)	Ratio of expenses to average net assets* (f)	Portfolio turnover rate**

$19.32	7.72%	$648,038	0.88%	2.03%	0.94%	12.55%
$19.51	14.92%	$605,493	0.89%	1.82%	0.99%	19.50%
$17.29	17.86%	$620,186	0.95%	1.58%	1.06%	16.40%
$14.90	17.98%	$475,289	0.92%	1.90%	1.06%	18.89%
$12.87	(20.33)%	$319,971	0.98%	1.37%	1.12%	23.02%
$16.82	(3.53)%	$360,847	0.99%	1.48%	1.13%	24.20%

$9.42	3.50%	$363,127	0.88%	0.44%	0.94%	78.17%
$9.12	9.92%	$336,103	0.89%	0.63%	0.99%	62.78%
$8.35	7.19%	$346,061	0.97%	(0.08)%	1.08%	127.47%
$7.79	16.79%	$272,961	0.93%	(0.11)%	1.07%	91.73%
$6.67	(18.96)%	$160,933	1.02%	(0.30)%	1.16%	100.46%
$8.23	(40.24)%	$151,601	1.05%	(0.25)%	1.19%	96.41%

$13.19	10.32%	$203,483	0.88%	0.63%	0.94%	25.52%
$13.38	21.14%	$172,295	0.89%	1.02%	0.99%	126.99%
$15.41	20.44%	$182,791	0.98%	1.47%	1.10%	19.17%
$12.98	20.60%	$142,280	0.95%	1.57%	1.10%	18.28%
$10.93	(8.01)%	$85,013	0.90%	1.54%	1.13%	18.20%
$13.12	(6.93)%	$74,070	0.94%	1.75%	1.12%	27.04%
$14.26	9.03%	$64,423	0.96%	1.79%	1.11%	59.00%

$14.76	12.59%	$148,968	0.88%	0.56%	0.94%	51.24%
$14.51	28.73%	$126,785	0.91%	(0.46)%	1.01%	92.74%
$11.40	11.55%	$118,012	1.00%	(0.65)%	1.11%	138.61%
$10.22	22.25%	$100,226	0.95%	(0.72)%	1.12%	125.97%
$8.36	(12.26)%	$69,975	0.89%	(0.62)%	1.17%	117.06%
$10.10	(31.94)%	$90,424	1.02%	(0.32)%	1.25%	90.11%
$14.84	(10.61)%	$129,433	1.02%	(0.16)%	1.23%	63.00%

$15.84	11.68%	$113,617	1.01%	0.58%	1.21%	24.47%
$16.44	19.99%	$61,046	1.05%	1.07%	1.28%	8.39%
$14.23	25.78%	$66,802	1.26%	0.15%	1.42%	11.25%
$11.44	14.43%	$43,462	1.69%	(0.17)%	1.69%	48.84%

$10.92	12.49%	$256,267	1.16%	0.50%	1.26%	23.63%
$9.72	19.61%	$229,406	1.20%	1.34%	1.33%	44.96%
$8.24	19.48%	$233,275	1.32%	1.30%	1.42%	50.68%
$6.98	9.72%	$187,315	1.40%	0.78%	1.41%	199.78%
$6.41	(14.85)%	$123,330	1.43%	0.03%	1.43%	95.86%
$7.53	(28.33)%	$115,405	1.48%	(0.14)%	1.48%	144.35%

$15.39	3.56%	$60,515	1.03%	0.20%	1.03%	28.65%
$15.65	20.29%	$60,823	1.06%	(0.18)%	1.08%	30.38%
$13.12	25.44%	$39,816	1.12%	(0.49)%	1.32%	32.06%
$10.53	5.31%	$26,360	0.82%	(0.11)%	1.64%	13.24%

$12.60	7.76%	$32,390	0.94%	2.84%	0.94%	25.66%
$12.10	19.88%	$30,588	0.90%	2.62%	1.12%	39.65%
$10.35	3.94%	$21,128	1.29%	1.91%	1.63%	1.65%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
Short U.S. Government Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.51	0.14		(0.06)		0.08	(0.17)	—	(0.17)
Year Ended September 30, 2005	$9.71	0.25		(0.13)		0.12	(0.32)	—	(0.32)
Year Ended September 30, 2004	$9.90	0.20		(0.11)		0.09	(0.28)	—	(0.28)
Year Ended September 30, 2003	$10.09	0.29		(0.11)		0.18	(0.37)	—	(0.37)
Year Ended September 30, 2002	$10.05	0.45	(c)	0.06	(c)	0.51	(0.47)	—	(0.47)
Year Ended September 30, 2001	$9.64	0.53		0.41		0.94	(0.53)	—	(0.53)
Intermediate U.S. Government Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.03	0.22		(0.24)		(0.02)	(0.22)	—	(0.22)
Year Ended September 30, 2005	$10.25	0.37	(b)	(0.13)		0.24	(0.41)	(0.05)	(0.46)
Year Ended September 30, 2004	$10.58	0.34		(0.18)		0.16	(0.36)	(0.13)	(0.49)
Year Ended September 30, 2003	$10.78	0.37		(0.07)		0.30	(0.41)	(0.09)	(0.50)
Year Ended September 30, 2002	$10.39	0.49	(d)	0.42	(d)	0.91	(0.52)	—	(0.52)
Year Ended September 30, 2001	$9.73	0.54		0.66		1.20	(0.54)	—	(0.54)
Total Return Bond Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.32	0.21		(0.23)		(0.02)	(0.22)	(0.05)	(0.27)
Year Ended September 30, 2005	$10.59	0.39	(b)	(0.16)		0.23	(0.47)	(0.03)	(0.50)
Year Ended September 30, 2004	$10.72	0.44		(0.08)		0.36	(0.49)	—	(0.49)
Year Ended September 30, 2003	$10.33	0.49		0.41		0.90	(0.51)	—	(0.51)
Year Ended September 30, 2002	$10.56	0.55	(e)	(0.04	)(e)	0.51	(0.57)	(0.17)	(0.74)
Year Ended September 30, 2001	$9.98	0.62		0.58		1.20	(0.62)	—	(0.62)
Kentucky Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.04	0.16		(0.10)		0.06	(0.16)	—	(0.16)
Year Ended September 30, 2005	$10.20	0.29	(b)	(0.16)		0.13	(0.29)	—	(0.29)
Year Ended September 30, 2004	$10.22	0.28	(b)	(0.02)		0.26	(0.28)	—	(0.28)
February 24, 2003 to September 30, 2003 (a)	$10.00	0.16	(b)	0.20		0.36	(0.14)	—	(0.14)
Maryland Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.04	0.16		(0.12)		0.04	(0.16)	—	(0.16)
Year Ended September 30, 2005	$10.16	0.28	(b)	(0.12)		0.16	(0.28)	—	(0.28)
Year Ended September 30, 2004	$10.16	0.25		—	(f)	0.25	(0.25)	—	(0.25)
February 24, 2003 to September 30, 2003 (a)	$10.00	0.13		0.16		0.29	(0.13)	—	(0.13)
North Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.46	0.20		(0.15)		0.05	(0.19)	(0.09)	(0.28)
Year Ended September 30, 2005	$10.66	0.38		(0.19)		0.19	(0.37)	(0.02)	(0.39)
Year Ended September 30, 2004	$10.81	0.35		(0.12)		0.23	(0.34)	(0.04)	(0.38)
Year Ended September 30, 2003	$10.86	0.35		(0.01)		0.34	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2002	$10.54	0.38		0.39		0.77	(0.37)	(0.08)	(0.45)
Year Ended September 30, 2001	$9.98	0.40		0.56		0.96	(0.40)	—	(0.40)
South Carolina Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$10.47	0.18		(0.15)		0.03	(0.18)	(0.18)	(0.36)
Year Ended September 30, 2005	$10.74	0.36		(0.19)		0.17	(0.36)	(0.08)	(0.44)
Year Ended September 30, 2004	$10.81	0.35		(0.06)		0.29	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2003	$10.81	0.35		—	(f)	0.35	(0.35)	—	(0.35)
Year Ended September 30, 2002	$10.39	0.39		0.41		0.80	(0.38)	—	(0.38)
Year Ended September 30, 2001	$9.84	0.40		0.55		0.95	(0.40)	—	(0.40)
Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$11.49	0.21		(0.18)		0.03	(0.21)	(0.06)	(0.27)
Year Ended September 30, 2005	$11.74	0.42		(0.23)		0.19	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2004	$11.95	0.40		(0.13)		0.27	(0.40)	(0.08)	(0.48)
Year Ended September 30, 2003	$11.99	0.39		—	(f)	0.39	(0.39)	(0.04)	(0.43)
Year Ended September 30, 2002	$11.57	0.43		0.41		0.84	(0.42)	—	(0.42)
Year Ended September 30, 2001	$10.96	0.44		0.61		1.05	(0.44)	—	(0.44)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	Period from commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.49, $0.02, and 4.65%, respectively.
(d)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.51, $0.40, and 4.99%, respectively.
(e)	Without the adoption of the change in amortization method as required by the November 2000 revised version of the AICPA Audit and Accounting Guide for Investment Companies, the amounts for net investment income, net realized/unrealized gains (losses), and the net investment income ratio would have been: $0.56, $(0.05), and 5.54%, respectively.
(f)	Amount is less than $0.005.
(g)	Not annualized for periods less than one year.
(h)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (g)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (h)	Ratio of net investment income (loss) to average net assets (h)		Ratio of expenses to average net assets* (h)	Portfolio turnover rate**

$9.42	0.81%	$129,974	0.64%	2.89%		0.79%	10.30%
$9.51	1.21%	$155,786	0.66%	2.64%		0.84%	33.67%
$9.71	0.96%	$195,920	0.74%	2.10%		0.91%	62.59%
$9.90	1.78%	$199,980	0.76%	2.81%		0.91%	93.86%
$10.09	5.27%	$181,797	0.78%	4.30	%(c)	0.93%	73.93%
$10.05	9.99%	$169,839	0.78%	5.38%		0.93%	101.28%

$9.79	(0.23)%	$440,693	0.69%	4.42%		0.79%	69.65%
$10.03	2.34%	$539,038	0.70%	3.67%		0.83%	107.04%
$10.25	1.56%	$534,682	0.80%	3.15%		0.92%	98.35%
$10.58	2.88%	$447,665	0.82%	3.43%		0.92%	209.07%
$10.78	9.11%	$340,231	0.85%	4.81	%(d)	0.95%	79.36%
$10.39	12.68%	$279,046	0.85%	5.38%		0.95%	84.76%

$10.03	(0.12)%	$499,517	0.68%	4.19%		0.79%	102.82%
$10.32	2.23%	$461,749	0.71%	3.87%		0.83%	173.74%
$10.59	3.47%	$272,749	0.82%	4.09%		0.94%	31.95%
$10.72	8.95%	$215,000	0.83%	4.61%		0.94%	43.98%
$10.33	5.19%	$142,509	0.83%	5.42	%(e)	0.98%	69.15%
$10.56	12.34%	$120,361	0.81%	6.03%		0.96%	142.35%

$9.94	0.59%	$12,984	0.65%	3.17%		0.87%	24.39%
$10.04	1.28%	$15,569	0.68%	2.87%		0.97%	37.50%
$10.20	2.61%	$13,441	0.63%	2.78%		1.07%	24.78%
$10.22	3.63%	$14,759	0.53%	2.56%		1.23%	42.87%

$9.92	0.36%	$9,029	0.60%	3.13%		0.91%	86.10%
$10.04	1.60%	$10,084	0.58%	2.78%		1.03%	44.67%
$10.16	2.52%	$9,108	0.60%	2.47%		1.23%	55.18%
$10.16	2.93%	$4,897	0.61%	2.27%		1.65%	40.16%

$10.23	0.46%	$91,962	0.65%	3.69%		0.80%	38.76%
$10.46	1.80%	$93,418	0.68%	3.51%		0.86%	60.84%
$10.66	2.15%	$96,738	0.75%	3.18%		0.92%	67.80%
$10.81	3.19%	$95,613	0.77%	3.26%		0.92%	44.56%
$10.86	7.62%	$93,856	0.78%	3.57%		0.93%	20.39%
$10.54	9.73%	$90,679	0.79%	3.84%		0.93%	47.35%

$10.14	0.32%	$16,103	0.69%	3.54%		0.86%	26.82%
$10.47	1.62%	$16,468	0.71%	3.44%		0.93%	56.03%
$10.74	2.77%	$17,488	0.75%	3.26%		0.94%	32.63%
$10.81	3.35%	$18,297	0.72%	3.31%		0.93%	32.04%
$10.81	7.94%	$17,960	0.67%	3.70%		0.97%	21.81%
$10.39	9.76%	$15,411	0.73%	3.89%		1.03%	36.67%

$11.25	0.30%	$65,605	0.65%	3.80%		0.80%	52.88%
$11.49	1.66%	$67,579	0.68%	3.60%		0.86%	48.04%
$11.74	2.29%	$68,786	0.76%	3.37%		0.93%	45.07%
$11.95	3.31%	$77,577	0.78%	3.28%		0.92%	34.17%
$11.99	7.48%	$81,683	0.78%	3.66%		0.93%	13.12%
$11.57	9.72%	$76,284	0.78%	3.87%		0.93%	31.28%

See accompanying notes to the financial statements.

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Dividends
West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.86	0.19	(c)	(0.11)	0.08	(0.19)	(0.06)	(0.25)
Year Ended September 30, 2005	$10.09	0.37	(c)	(0.15)	0.22	(0.37)	(0.08)	(0.45)
Year Ended September 30, 2004	$10.21	0.36		(0.09)	0.27	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2003	$10.35	0.35		0.02	0.37	(0.35)	(0.16)	(0.51)
Year Ended September 30, 2002	$10.02	0.41		0.34	0.75	(0.40)	(0.02)	(0.42)
February 1, 2001 to September 30, 2001 (a)	$9.93	0.30		0.09	0.39	(0.30)	—	(0.30)
Year Ended January 31, 2001	$9.20	0.49		0.73	1.22	(0.49)	—	(0.49)
Prime Money Market Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$1.00	0.02		— (d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2005	$1.00	0.02		— (d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2004	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2003	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2002	$1.00	0.02		— (d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2001	$1.00	0.05		—	0.05	(0.05)	—	(0.05)
U.S. Treasury Money Market Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$1.00	0.02		—	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2005	$1.00	0.02		—	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2004	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2003	$1.00	0.01		—	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2002	$1.00	0.02		—	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2001	$1.00	0.05		—	0.05	(0.05)	—	(0.05)
Capital Manager Conservative Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.83	0.17		0.13	0.30	(0.17)	—	(0.17)
Year Ended September 30, 2005	$9.36	0.26		0.46	0.72	(0.25)	—	(0.25)
Year Ended September 30, 2004	$8.90	0.18	(c)	0.46	0.64	(0.18)	—	(0.18)
Year Ended September 30, 2003	$8.33	0.18		0.61	0.79	(0.18)	(0.04)	(0.22)
Year Ended September 30, 2002	$9.17	0.22		(0.66)	(0.44)	(0.22)	(0.18)	(0.40)
Year Ended September 30, 2001	$10.75	0.32		(1.00)	(0.68)	(0.32)	(0.58)	(0.90)
Capital Manager Moderate Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.83	0.14		0.34	0.48	(0.15)	—	(0.15)
Year Ended September 30, 2005	$9.04	0.19	(c)	0.77	0.96	(0.17)	—	(0.17)
Year Ended September 30, 2004	$8.30	0.10	(c)	0.74	0.84	(0.10)	—	(0.10)
Year Ended September 30, 2003	$7.47	0.10		0.82	0.92	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2002	$8.82	0.14		(0.99)	(0.85)	(0.13)	(0.37)	(0.50)
Year Ended September 30, 2001	$11.25	0.26		(1.71)	(1.45)	(0.26)	(0.72)	(0.98)
Capital Manager Growth Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$9.69	0.13		0.47	0.60	(0.14)	—	(0.14)
Year Ended September 30, 2005	$8.70	0.15	(c)	0.97	1.12	(0.13)	—	(0.13)
Year Ended September 30, 2004	$7.81	0.07	(c)	0.88	0.95	(0.06)	—	(0.06)
Year Ended September 30, 2003	$6.87	0.06	(c)	0.93	0.99	(0.05)	—	(0.05)
Year Ended September 30, 2002	$8.46	0.05		(1.20)	(1.15)	(0.04)	(0.40)	(0.44)
Year Ended September 30, 2001	$11.66	0.18		(2.43)	(2.25)	(0.18)	(0.77)	(0.95)
Capital Manager Equity Fund
For the Six Months Ended March 31, 2006 (Unaudited)	$11.02	0.12		0.72	0.84	(0.13)	(0.19)	(0.32)
Year Ended September 30, 2005	$9.64	0.12	(c)	1.34	1.46	(0.08)	—	(0.08)
Year Ended September 30, 2004	$8.49	0.04	(c)	1.14	1.18	(0.03)	—	(0.03)
Year Ended September 30, 2003	$7.39	0.02	(c)	1.15	1.17	(0.02)	(0.05)	(0.07)
Year Ended September 30, 2002	$8.97	(0.01)		(1.57)	(1.58)	— (d)	—	— (d)
March 19, 2001 to September 30, 2001 (b)	$10.00	0.01		(1.03)	(1.02)	(0.01)	— (d)	(0.01)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(a)	For the period from February 1, 2001 to September 30, 2001. Upon reorganizing as a Fund of the BB&T Funds, the West Virginina Intermediate Tax-Free Fund changed its fiscal year end from January 31 to September 30, 2001. The Financial Highlights for the periods prior to February 1, 2001 represent the OVB West Virginia Tax-Exempt Income Portfolio.
(b)	Period from commencement of operations.
(c)	Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (e)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (f)	Ratio of net investment income (loss) to average net assets (f)	Ratio of expenses to average net assets* (f)	Portfolio turnover rate**

$9.69	0.84%	$53,543	0.66%	3.92%	0.66%	21.79%
$9.86	2.22%	$55,662	0.68%	3.74%	0.72%	32.10%
$10.09	2.76%	$63,518	0.76%	3.49%	0.78%	16.24%
$10.21	3.77%	$79,361	0.73%	3.48%	0.76%	25.59%
$10.35	7.78%	$78,170	0.72%	4.04%	0.82%	61.44%
$10.02	4.03%	$75,332	0.62%	4.60%	0.79%	15.75%
$9.93	13.57%	$72,553	0.72%	5.11%	0.83%	7.00%

$1.00	1.94%	$624,079	0.48%	3.88%	0.59%
$1.00	2.34%	$510,941	0.49%	2.31%	0.63%	—
$1.00	0.70%	$529,849	0.57%	0.69%	0.70%	—
$1.00	0.87%	$667,534	0.60%	0.86%	0.69%	—
$1.00	1.61%	$532,465	0.64%	1.54%	0.71%	—
$1.00	4.84%	$265,472	0.61%	4.34%	0.75%	—

$1.00	1.81%	$535,217	0.47%	3.61%	0.60%
$1.00	2.11%	$592,736	0.48%	2.02%	0.64%	—
$1.00	0.54%	$926,162	0.57%	0.53%	0.71%	—
$1.00	0.67%	$838,022	0.61%	0.67%	0.70%	—
$1.00	1.40%	$915,013	0.65%	1.35%	0.72%	—
$1.00	4.59%	$494,773	0.63%	4.46%	0.73%	—

$9.96	3.12%	$72,429	0.09%	3.48%	0.45%	2.74%
$9.83	7.70%	$71,796	0.20%	2.64%	0.51%	52.50%
$9.36	7.16%	$67,925	0.44%	1.93%	0.64%	2.47%
$8.90	9.55%	$31,748	0.53%	2.09%	0.73%	33.03%
$8.33	(5.05)%	$26,347	0.54%	2.47%	0.74%	6.29%
$9.17	(6.77)%	$27,691	0.51%	3.26%	0.71%	35.75%

$10.16	4.92%	$47,457	0.11%	3.02%	0.47%	5.89%
$9.83	10.69%	$43,353	0.23%	2.01%	0.56%	37.83%
$9.04	10.12%	$33,971	0.49%	1.17%	0.69%	0.17%
$8.30	12.40%	$26,168	0.50%	1.35%	0.70%	21.46%
$7.47	(10.55)%	$20,977	0.58%	1.48%	0.78%	14.56%
$8.82	(13.81)%	$25,040	0.51%	2.67%	0.71%	24.24%

$10.15	6.19%	$41,843	0.12%	2.74%	0.48%	5.59%
$9.69	12.89%	$37,546	0.23%	1.60%	0.57%	26.22%
$8.70	12.10%	$28,660	0.50%	0.77%	0.73%	0.19%
$7.81	14.49%	$21,484	0.56%	0.82%	0.76%	17.80%
$6.87	(14.61)%	$17,981	0.62%	0.63%	0.82%	8.38%
$8.46	(20.68)%	$20,855	0.57%	1.93%	0.77%	27.33%

$11.54	7.83%	$29,417	0.11%	2.37%	0.48%	1.05%
$11.02	15.23%	$25,802	0.22%	1.10%	0.58%	2.14%
$9.64	13.87%	$21,051	0.52%	0.42%	0.81%	3.10%
$8.49	15.82%	$16,077	0.70%	0.29%	0.90%	8.30%
$7.39	(17.61)%	$11,352	0.83%	(0.15)%	1.03%	5.75%
$8.97	(10.22)%	$13,464	0.72%	0.08%	0.92%	10.10%

See accompanying notes to the financial statements.

BB&T Funds

Notes to Financial Statements

(Unaudited)	March 31, 2006

1.	Organization:

The BB&T Funds commenced operations on October 5, 1992 and are registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The BB&T Funds offer shares of the Large Cap Fund (formerly known as the Large Company Value Fund), the Large Cap Growth Fund (formerly known as the Large Company Growth Fund), the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund (formerly known as the Small Company Value Fund), the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Funds of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in other investment companies as opposed to individual securities.

All Funds except the Tax-Free Funds are diversified funds under the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The BB&T Funds are authorized to issue an unlimited amount of shares without par value. The Funds offer up to four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. As of March 31, 2006, Class B Shares and Class C Shares of the Short U.S. Government Fund and the Tax-Free Funds were not yet being offered. Class A Shares of the Variable Net Asset Value Funds and Funds of Funds, excluding the Short U.S. Government Fund, have a maximum sales charge of 5.75% as a percentage of original purchase price. The Class A Shares of the Tax-Free Funds and the Short U.S. Government Fund have a maximum sales charge of 3.00% as a percentage of the original purchase price. Certain purchases of Class A Shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed less than one year after purchase. The Class B and C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 5.00% and 1.00%, respectively, if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2006

Securities Valuation:

Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Translation:

The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts:

The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2006

Futures Contracts:

The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of March 31, 2006.

Securities Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments:

The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Large Cap Fund, the Large Cap Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunites Equity Fund, the Equity Income Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements:

The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Written Options:

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2006

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The Large Cap Fund, the Large Cap Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds each may write covered call options and the Large Cap Growth Fund and International Equity Fund may purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Special Opportunities Equity Fund and the Equity Income Fund had the following transactions in written covered call options during the period ended March 31, 2006.

	Special Opportunities Equity Fund		Equity Income Fund
Covered Call Options	Shares Subject to Contract	Premiums	Shares Subject to Contract	Premiums
Balance at beginning of period	895	$51,170	—	$—
Options written	3,462	219,450	620	164,669
Options closed	—	—	—	—
Options expired	(433)	(30,091)	—	—
Options exercised	(895)	(51,170)	—	—

Balance at end of period	3,029	$189,359	620	$164,669

The following is a summary of options outstanding as of March 31, 2006:

Security	Shares Subject to Contract	Fair Value
Special Opportunities Equity Fund
Consol Energy, Inc., $90.00, 4/22/06	430	$2,150
Consol Energy, Inc., $80.00, 5/20/06	670	103,850
L-3 Communication Holdings, $100.00, 7/22/06	809	28,315
Pioneer Natural Resources Co., $55.00, 6/17/06	1,120	44,800

		$179,115

Equity Income Fund
Kinder Morgan, Inc., $105.00, 5/20/06	250	$1,250
Petroleo Brasileiro S.A., $100.00, 4/22/06	370	1,850

		$3,100

Security Loans:

To generate additional income, the Funds may lend up to 33 1/3% of their respective assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value.

The cash collateral received by the Funds was pooled and at March 31, 2006 was invested in Commercial Paper, Corporate Bonds, Mutual Funds, and Repurchase Agreements (with interest rates ranging from 1.00% to 5.78% and maturity dates ranging from April 2006 through December 2015). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2006

risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by BB&T Funds to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of BB&T Funds, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of March 31, 2006, the following Funds had loans outstanding:

	Value of Loaned Securities	Value of Collateral	Average Value on Loan for the period ended March 31, 2006
Large Cap Fund	$163,269,303	$169,698,443	$169,814,773
Large Cap Growth Fund	109,850,550	113,502,460	94,910,463
Mid Cap Value Fund	52,195,662	54,206,019	56,427,599
Mid Cap Growth Fund	78,490,751	80,855,263	65,842,321
Small Cap Fund	31,842,664	32,946,276	13,865,103
Short U.S. Government Fund	65,298,648	66,686,726	70,027,335
Intermediate U.S. Government Fund	151,810,794	155,213,593	193,544,370
Total Return Bond Fund	139,383,711	142,805,013	165,628,488
U.S. Treasury Money Market Fund	—	—	232,419,339

Allocation Methodology:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses that are attributable to more than one Trust are allocated across the BB&T Funds and BB&T Variable Insurance Funds based upon relative net assets or on another reasonable basis. BB&T Asset Management, Inc. (“BB&T”) serves as the Investment Advisor for each of the BB&T Funds. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Tax-Free Funds and the Money Market Funds. Dividends from net investment income are declared and paid monthly for the Large Cap Fund, the Mid Cap Value Fund and the Small Cap Fund. Dividends from net investment income are declared and paid quarterly for the Large Cap Growth Fund, the Mid Cap Growth Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital or return of capital.

Redemption Fees:

Effective November 4, 2005, the holding period for shares redeemed or exchanged was reduced from 30 days to 7 days. For shares of the BB&T Funds, that were redeemed or exchanged in less than 7 days a fee of 2% of the total redemption amounts may be assessed subject to certain exceptions or limitation. These exceptions include but are not limited to redemptions or exchanges in the BB&T Money Market Funds, automatic non-discretionary rebalancing programs and systematic withdrawal plans. The fee is

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2006

applied to shares redeemed or exchanged in the order in which they were purchased, and is retained by the Funds for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For financial statement purposes, these amounts are included in the Statements of Changes in Net Assets as “proceeds from Shares Issued”. Fees for the Funds during the year ended September 30, 2005 and the six months ended March 31, 2006, were as follows:

Fund	For the Year Ended September 30, 2005	For the Six Months Ended March 31, 2006
Large Cap Fund	$4,386	$51
Large Cap Growth Fund	243	2
Mid Cap Value Fund	3,315	254
Mid Cap Growth Fund	2,070	4
Small Cap Fund	252	222
International Equity Fund	121	—
Special Opportunities Equity Fund	3,382	2,214
Equity Income Fund	1,029	220
Short U.S. Government Fund	2,362	872
Intermediate U.S. Government Fund	2,308	1,779
Total Return Bond Fund	6,570	7,373
Kentucky Intermediate Tax-Free Fund	—	—
Maryland Intermediate Tax-Free Fund	—	—
North Carolina Intermediate Tax-Free Fund	564	—
South Carolina Intermediate Tax-Free Fund	—	—
Virginia Intermediate Tax-Free Fund	—	—
West Virginia Intermediate Tax-Free Fund	2	1,646
Prime Money Market Fund	—	—
U.S. Treasury Money Market Fund	—	—
Capital Manager Conservative Growth Fund	1,484	—
Capital Manager Moderate Growth Fund	567	34
Capital Manager Growth Fund	204	135
Capital Manager Equity Fund	208	5

3.	Conversion of the BB&T Small Cap Fund and the BB&T Small Company Growth Fund:

On March 27, 2006, net assets of the Small Company Growth Fund managed by BB&T Asset Management, Inc. (“BB&T”) were exchanged in a tax-free conversion for shares of the BB&T Small Cap Fund. The following is summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation/depreciation of assets acquired as of the conversion date:

Small Cap Fund	Shares Issued	Net Assets Converted	Net Asset Value Per Share Issued	Unrealized Appreciation (Depreciation)
A Shares	519,217	$8,076,416	$15.56	$3,875,617
B Shares	32,692	4,879,881	15.22	(1,836,336)
C Shares	1,265	19,229	15.20	(2,775)
Institutional Shares	2,617,536	40,922,638	15.63	(940,425)

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2006

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2006 were as follows:

	Purchases	Sales
Large Cap Fund	$83,867,707	$81,677,254
Large Cap Growth Fund	$305,850,068	$271,872,754
Mid Cap Value Fund	$61,050,075	$49,247,515
Mid Cap Growth Fund	$81,888,677	$72,884,273
Small Cap Fund	$24,478,228	$15,073,061
International Equity Fund	$65,420,165	$56,072,202
Special Opportunities Equity Fund	$48,926,790	$62,151,921
Equity Income Fund	$35,722,743	$22,059,992
Short U.S. Government Fund	$4,554,566	$27,249,862
Intermediate U.S. Government Fund	$277,479,462	$336,212,710
Total Return Bond Fund	$497,240,874	$428,329,264
Kentucky Intermediate Tax-Free Fund	$4,031,991	$6,813,043
Maryland Intermediate Tax-Free Fund	$9,170,085	$10,220,538
North Carolina Intermediate Tax-Free Fund	$43,178,193	$50,576,364
South Carolina Intermediate Tax-Free Fund	$6,030,069	$5,266,871
Virginia Intermediate Tax-Free Fund	$42,065,486	$40,944,023
West Virginia Intermediate Tax-Free Fund	$15,421,708	$14,590,759
Capital Manager Conservative Growth Fund	$4,613,854	$2,285,000
Capital Manager Moderate Growth Fund	$13,266,766	$5,555,000
Capital Manager Growth Fund	$12,737,079	$4,095,000
Capital Manager Equity Fund	$4,490,265	$420,000

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2006 were as follows:

	Purchases	Sales
Short U.S. Government Fund	$10,641,712	$9,287,839
Intermediate U.S. Government Fund	$78,947,825	$101,401,655
Total Return Bond Fund	$119,531,656	$105,584,331

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At March 31, 2006, the North Carolina Intermediate Tax-Free Fund and the Prime Money Market Fund held illiquid restricted securities representing 2.0% and 4.8% of net assets, respectively. The illiquid restricted securities held as of March 31, 2006 are identified below:

Security	Acquisition Date	Acquistition Cost	Principal Amount	Fair Value
BB&T North Carolina Intermediate Tax-Free Fund
North Carolina Capital Facilities Finance Agency, 5.25%, 5/1/15, Callable 5/1/06 @ 102	5/15/2003	$2,186,758	$2,182,982	$2,228,279

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2006

Security	Acquisition Date	Acquistition Cost	Principal Amount	Fair Value
BB&T Prime Money Market Fund
Genworth Life Insurance Co., 4.81%, 5/9/06	5/9/2005	$5,000,000	$5,000,000	$5,000,000
Goldman Sachs Group, Inc., 4.72%, 4/10/06	4/8/2005	5,000,000	5,000,000	5,000,000
Jackson National Life Insurance Co., 4.73%, 4/3/06	7/1/2005	2,000,000	2,000,000	2,000,000
Metropolitan Life Insurance Co., 4.80%, 5/1/06	2/10/2003	5,000,000	5,000,000	5,000,000
Monet Trust, 2000-1, 5.03%, 6/28/06	9/27/2000	30,000,000	30,000,000	30,000,000
New York Life Insurance Co., 4.92%, 6/1/06	8/26/2005	5,000,000	5,000,000	5,000,000
Travelers Insurance Co., 4.86%, 5/22/06	8/19/2005	5,000,000	5,000,000	5,000,000

5.	Related Party Transactions:

Investment advisory services are provided to the Funds by BB&T. Under the terms of the Investment Advisory Agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds.

Information regarding these transactions is as follows for the period ended March 31, 2006:

	Contractual Fee Rate	Fee Rate after Contractual Waivers(1)	Fee Rate after Contractual Waivers(2)*
Large Cap Fund	0.74%	0.67%	0.70%
Large Cap Growth Fund	0.74%	0.67%	0.70%
Mid Cap Value Fund	0.74%	0.67%	0.70%
Mid Cap Growth Fund	0.74%	0.67%	0.70%
Small Cap Fund	1.00%	0.80%	0.80%
International Equity Fund	1.00%	0.90%	0.90%
Special Opportunities Equity Fund	0.80%	0.80%	0.80%
Equity Income Fund	0.70%	0.70%	0.70%
Short U.S. Government Fund	0.60%	0.45%	0.45%
Intermediate U.S. Government Fund	0.60%	0.50%	0.48%
Total Return Bond Fund	0.60%	0.50%	0.48%
Kentucky Intermediate Tax-Free Fund	0.60%	0.40%	0.40%
Maryland Intermediate Tax-Free Fund	0.60%	0.30%	0.30%
North Carolina Intermediate Tax-Free Fund	0.60%	0.45%	0.45%
South Carolina Intermediate Tax-Free Fund	0.60%	0.45%	0.45%
Virginia Intermediate Tax-Free Fund	0.60%	0.45%	0.45%
West Virginia Intermediate Tax-Free Fund	0.45%	0.45%	0.45%
Prime Money Market Fund	0.40%	0.29%	0.29%
U.S. Treasury Money Market Fund	0.40%	0.28%	0.26%
Capital Manager Conservative Growth Fund	0.25%	0.00%	0.00%
Capital Manager Moderate Growth Fund	0.25%	0.00%	0.00%
Capital Manager Growth Fund	0.25%	0.00%	0.00%
Capital Manager Equity Fund	0.25%	0.00%	0.00%
*	Effective February 1, 2006, BB&T has contractually agreed to waive a portion of the investment advisory fee as disclosed in the table above. For the period ended March 31, 2006, BB&T voluntarily agreed to waive an additional portion of the investment advisory fees. All contractual and voluntary investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods.
(1)	For the period October 1, 2005 through January 31, 2006.
(2)	For the period February 1, 2006 through March 31, 2006.

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2006

Pursuant to a Sub-Advisory agreement with BB&T, UBS Global Asset Management (Americas), Inc. (“UBS”) serves as the Sub-Advisor to the International Equity Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T. Pursuant to a Sub-Advisory agreement with BB&T, Federated Investment Management Company (“Federated”) serves as the Sub-Advisor to the Prime Money Market Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T. Pursuant to a Sub-Advisory agreement with BB&T, Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, serves as the Sub-Advisor to the Equity Income Fund and the Special Opportunities Equity Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T. Pursuant to a Sub-Advisory agreement with BB&T, Sterling Capital Management LLC, a wholly owned subsidiary of BB&T Corporation, serves as the Sub-Advisor to the Mid Cap Value Fund and the Total Return Bond Fund, subject to the general supervision of the Funds’ Board of Trustees and BB&T. For their services, Sub-Advisors are entitled to a fee, payable by BB&T.

BB&T serves the Funds as administrator. BB&T receives compensation for providing administration services at a rate of 0.12% of the BB&T Funds and BB&T Variable Insurance Funds aggregate average daily net assets up to $5 billion and a rate of 0.08% of the aggregate average daily net assets in excess of $5 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration fees”. BB&T voluntarily waived fees of $48,956, $55,409, $43,048 and $23,468, respectively of administration fees of the Funds of Funds for the period ended March 31, 2006. Administration fee waivers are included on the Statement of Operations as “Less expenses waived by the administrator” and these waivers are not subject to recoupment in subsequent fiscal periods. Pursuant to a Sub-Administration Agreement with BB&T, BISYS serves as sub-administrator to the Funds subject to the general supervision of the Funds’ Board of Trustees and BB&T. For these services, BISYS is entitled to a fee, payable by BB&T.

BISYS Fund Services Ohio, Inc. (“BISYS Ohio”) serves the Funds as fund accountant and transfer agent and receives compensation for providing fund accounting and transfer agency services at a rate of 0.02% (0.01% for each service) of the average daily net assets of each Fund. Expenses incurred are reflected on the Statement of Operations as “Fund accounting fees” and “Transfer agency fees”, respectively.

Under a Compliance Services Agreement between the Trust and BISYS Ohio (the “CCO Agreement”), BISYS Ohio makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. Expenses incurred for the Fund are reflected on the Statement of Operations as “Compliance service fees”. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

For the reporting period ended March 31, 2006, the Funds’ paid $233,122 in brokerage fees to Scott & Stringfellow, Inc. a wholly owned subsidiary of BB&T Corporation, on the execution of purchases and sales of the Funds’ portfolio investments.

BB&T Funds Distributor, Inc. (“BBTFDI”) serves as distributor to each Fund of the BB&T Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). BBTFDI has contractually agreed to waive a portion of the Class A shares distribution fees throughout the year. Effective February 1, 2006 and through January 31, 2007, BBTFDI has contractually agreed to waive 0.25% of the Class A distribution fees of the Funds except for the Mid Cap Value Fund, Mid Cap Growth Fund, West Virginia Intermediate Tax-Free Fund, Prime Money Market Fund and the U.S. Treasury Money Market Fund. BBTFDI waived fees totaling $389,741 of distribution fees for the period ended March 31, 2006. Distribution fee waivers are included in the Statement of Operations as “Less expenses waived by the Distributor” and these waivers are not subject to recoupment in subsequent fiscal periods.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A Shares, Class B Shares, and Class C Shares, respectively, with exception of the Mid Cap Value Fund, the Mid Cap Growth Fund and the West Virginia Intermediate Tax-Free Fund which receives payments of up to 0.25% of the average daily net assets for Class A. The fees may be used by BBTFDI to pay banks, including the advisor, broker dealers and other institutions. As

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2006

distributor, BBTFDI is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. Commissions paid to affiliated broker dealers during the period ended March 31, 2006 were $1,684,324.

The Advisor and/or its affiliated may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Funds. The payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares of the amount that a Fund will receive for the sale of Shares.

Certain Officers and Trustees of the Funds are affiliated with the adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the five non-interested Trustees who serve on both the Board and the Audit Committee are compensated $6,000 per quarter and $2,400 for each regularly scheduled meeting, plus reimbursement for certain expenses. During the period ended March 31, 2006, actual Trustee compensation was $82,693 in total.

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Federal Income Tax Information:

It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

As of the latest tax year end, the following Funds have net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Large Cap Growth Fund	$22,406,131	2011
International Equity Fund	966,121	2010
International Equity Fund	18,261,749	2011
Short U.S. Government Fund	349,217	2008
Short U.S. Government Fund	498,342	2009
Short U.S. Government Fund	118,919	2012
Short U.S. Government Fund	2,094,190	2013
Intermediate U.S. Government Fund	222,709	2013
Kentucky Intermediate Tax-Free Fund	7,545	2011
Maryland Intermediate Tax-Free Fund	18,343	2011
Maryland Intermediate Tax-Free Fund	113,581	2013
Capital Manager Conservative Growth Fund	2,499,567	2012
Capital Manager Conservative Growth Fund	164,216	2013
Capital Manager Moderate Growth Fund	1,485,767	2012
Capital Manager Growth Fund	132,146	2012

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2006

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2006:

Post-October Losses
International Equity Fund	$482,056
Short U.S. Government Fund	1,237,179
Intermediate U.S. Government Fund	2,901,632
Maryland Intermediate Tax-Free Fund	19,465
Capital Manager Conservative Growth Fund	482,832
Capital Manager Moderate Growth Fund	306,360
Capital Manager Growth Fund	1,054,501
Capital Manager Equity Fund	19,325

At March 31, 2006 the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$694,355,331	$194,126,012	$(7,431,899)	$186,694,113
Large Cap Growth Fund	454,196,439	53,538,540	(5,584,328)	47,954,212
Mid Cap Value Fund	262,087,236	24,870,669	(8,092,640)	16,778,029
Mid Cap Growth Fund	200,117,975	47,650,439	(428,524)	47,221,915
Small Cap Fund	140,465,219	23,006,081	(1,023,337)	21,982,744
International Equity Fund	199,003,929	66,398,897	(4,042,323)	62,356,574
Special Opportunities Equity Fund	161,966,715	32,900,207	(1,170,527)	31,729,680
Equity Income Fund	89,990,170	13,052,932	(1,237,444)	11,815,488
Short U.S. Government Fund	208,712,311	129,717	(4,684,084)	(4,554,367)
Intermediate U.S. Government Fund	623,189,066	157,492	(12,558,258)	(12,400,766)
Total Return Bond Fund	722,937,952	56,733	(11,158,004)	(11,101,271)
Kentucky Intermediate Tax-Free Fund	15,367,547	87,650	(62,709)	24,941
Maryland Intermediate Tax-Free Fund	10,697,446	37,054	(47,018)	(9,964)
North Carolina Intermediate Tax-Free Fund	111,406,001	1,948,767	(314,859)	1,633,908
South Carolina Intermediate Tax-Free Fund	20,340,034	326,437	(98,041)	228,396
Virginia Intermediate Tax-Free Fund	75,184,327	1,783,769	(76,254)	1,707,515
West Virginia Intermediate Tax-Free Fund	68,814,673	1,034,911	(156,893)	878,018
Prime Money Market Fund	1,183,270,879	—	—	—
U.S. Treasury Money Market Fund	656,783,067	—	—	—
Capital Manager Conservative Growth Fund	81,416,892	7,864,025	(2,017,002)	5,847,023
Capital Manager Moderate Growth Fund	95,202,394	9,877,284	(2,018,760)	7,858,524
Capital Manager Growth Fund	77,950,640	7,057,264	(1,840,782)	5,216,482
Capital Manager Equity Fund	39,876,421	5,597,659	(186,604)	5,411,055

Continued

BB&T Funds

Notes to Financial Statements, continued

(Unaudited)	March 31, 2006

8.	Special Meeting of Shareholders:

On November 11, 2005, there was a special meeting of the shareholders of the BB&T Small Cap Fund. The purpose of the meeting was: (1) to approve an amendment to the investment objective of the BB&T Small Cap Fund. A description of the proposal and the number of shares voted is as follows:

1.	Approve an amendment to the investment objective of the Small Cap Fund to seek “long-term capital appreciation” by investing the Fund’s assets primarily in a diversified portfolio of equity and equity-related securities of small capitalization companies.

AFFIRMATIVE	AGAINST	ABSTAIN
3,070,854	5,170	1,855

On March 23, 2006, there was a special meeting of the shareholders of the BB&T Small Company Growth Fund and the BB&T Small Cap Fund. The purpose of the meeting was: (1) to consider and act upon a Plan of Reorganization (“Reorganization Plan”) adopted by BB&T Funds providing for the transfer of all the assets of the BB&T Small Company Growth Fund in exchange the BB&T Small Cap Fund and the assumption by the BB&T Small Cap Fund of all the liabilities of the BB&T Small Company Growth Fund, followed by the dissolution and liquidation of the BB&T Small Company Growth Fund and the distribution of Shares of the BB&T Small Cap Fund to the shareholders of the BB&T Small Company Growth Fund, and (2) to transact such other business as may properly come before the Special Meeting or any adjournment thereof. A description of the proposal and the number of shares voted is as follows:

1.	To consider and act upon a Plan of Reorganization (“Reorganization Plan”) adopted by BB&T Funds providing for the transfer of all the assets of the BB&T Small Company Growth Fund in exchange the BB&T Small Cap Fund and the assumption by the BB&T Small Cap Fund of all the liabilities of the BB&T Small Company Growth Fund, followed by the dissolution and liquidation of the BB&T Small Company Growth Fund and the distribution of Shares of the BB&T Small Cap Fund to the shareholders of the BB&T Small Company Growth Fund.

AFFIRMATIVE	AGAINST	ABSTAIN
2,496,986	2,431	4,552

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

AFFIRMATIVE	AGAINST	ABSTAIN
121,024	2,377,025	5,920

BB&T Funds

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The BB&T Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Roon in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Semi-Annual Report March 31, 2006

INVESTMENT ADVISER

BB&T Asset Management, Inc.

P.O. Box 29575

Raleigh, NC 27626-0575

DISTRIBUTOR

BB&T Funds Distributor, Inc.

3435 Stelzer Road

Columbus, OH 43219

LEGAL COUNSEL

Ropes & Gray LLP

One Metro Center

700 12th Street, N.W.

Suite 900

Washington D. C. 20005

TRANSFER AGENT

BISYS Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

AUDITORS

KPMG LLP

191 W. Nationwide Boulevard

Suite 500

Columbus, OH 43215

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable - Only effective for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/ Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date	June 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish, President
Keith F. Karlawish, President

Date	June 2, 2006

By (Signature and Title)*	/s/ Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date	June 2, 2006

*	Print the name and title of each signing officer under his or her signature.